As filed with the Securities and Exchange Commission on December 10, 2004
================================================================================
                             1933 Act File No. 333-
                             1940 Act File No. 811-

                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-2

[X]      REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
[  ]                       Pre-Effective Amendment No.
[  ]                       Post-Effective Amendment No.

                  and

[X]      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
         ACT OF 1940
[  ]                       Amendment No.

                        Analytic Covered Call Plus Fund
        (Exact Name of Registrant as Specified in Declaration of Trust)

                         c/o Old Mutual (US) Holdings Inc.
                        200 Clarendon Street, 53rd Floor
                          Boston, Massachusetts 02116
                    (Address of Principal Executive Offices)
                    (Number, Street, City, State, Zip Code)

                                 (617) 369-7300
              (Registrant's Telephone Number, including Area Code)

                                 Joan Gulinello
                        c/o Old Mutual (US) Holdings Inc.
                        200 Clarendon Street, 53rd Floor
                          Boston, Massachusetts 02116
(Name and Address (Number, Street, City, State, Zip Code) of Agent for Service)

                           Copy of Communications to:
                            David C. Sullivan, Esq.
                                Ropes & Gray LLP
                            One International Place
                          Boston, Massachusetts 02110

                 Approximate Date of Proposed Public Offering:
 As soon as practicable after the effective date of this Registration Statement
                          ---------------------------


     If any of the securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box. [_]

 It is proposed that this filing will become effective (check appropriate box)

     [X]  when declared effective pursuant to section 8(c)

                          ---------------------------

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
                                               CALCULATION OF REGISTRATION FEE UNDER THE
                                                        SECURITIES ACT OF 1933
------------------------------------------------------------------------------------------------------------
Title of Securities Being Registered    Amount Being        Proposed       Proposed Maximum     Amount of
                                         Registered         Maximum           Aggregate        Registration
                                                         Offering Price   Offering Price /1/       Fee
                                                            Per Unit
------------------------------------------------------------------------------------------------------------
Common Shares, par value $0.00001       66,666 Shares        $15.00            $999,990          $126.70
------------------------------------------------------------------------------------------------------------

/1/ Estimated solely for the purpose of calculating the registration fee.


         The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment, which specifically states this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such dates as the Commission, acting pursuant to said Section 8(a), may determine.
================================================================================

                      Subject to completion, DATED ,       2005

    PROSPECTUS

    ANALYTIC LOGO                                                OLD MUTUAL LOGO

                                     Shares
                        Analytic Covered Call Plus Fund
                                 Common Shares
                                $15.00 per share
                                  -----------

INVESTMENT OBJECTIVE. The Fund is a newly organized, diversified, closed-end management investment company. The Fund's primary investment objective is to provide a high level of current income and gains, with a secondary objective of long-term capital appreciation. The Fund cannot assure you that it will achieve its investment objective.

PORTFOLIO MANAGEMENT STRATEGIES. The Fund will pursue its investment objective by investing in a diversified portfolio of common stocks that Analytic Investors, Inc. ("Analytic"), the Fund's investment adviser, selects using quantitative security selection techniques described below. In addition, under normal circumstances, the Fund will employ a strategy of writing (selling) covered call options on its portfolio securities and on equity indexes, representing at least 80% of the Fund's net assets (plus any borrowings for investment purposes) to generate income from option premiums.

Analytic selects common stocks for the Fund using a proprietary system that ranks securities according to a quantitative model. The model seeks to determine a security's intrinsic (true) value by evaluating variables, such as relative valuation, price momentum, company fundamentals, liquidity and risk. Using its system, Analytic assembles a portfolio of equity securities that is nearly sector neutral relative to the Standard and Poor's 500 Index (the "S&P 500 Index") in an attempt to achieve a level of diversification and risk similar to that of the S&P 500 Index and to outperform the S&P 500 Index over full market cycles. Using the same quantitative techniques, Analytic also attempts to identify common stocks that it believes will underperform relative to the average stock in the Fund's investment universe and underweight these securities (relative to the universe) or sell them short on behalf of the Fund.

Analytic may also engage in asset allocation strategies for the Fund by purchasing or selling futures contracts on U.S. or foreign securities indexes as well as foreign currency forward contracts and other assets. The Fund may also employ a variety of other strategies involving call and put options, futures and forward contracts, short sales and other derivative instruments in an attempt to hedge against market and other risks in the portfolio, obtain market exposure with reduced transaction costs, manage cash flows and/or enhance the Fund's investment returns.

NO PRIOR HISTORY. Because the Fund is newly organized, its common shares have no history of public trading. SHARES OF CLOSED-END INVESTMENT COMPANIES FREQUENTLY TRADE AT A DISCOUNT FROM THEIR NET ASSET VALUE, WHICH CREATES A RISK OF LOSS FOR INVESTORS PURCHASING SHARES IN THE INITIAL PUBLIC OFFERING. The common shares have been authorized for listing on the New York Stock Exchange, subject to notice of issuance, under the trading or "ticker" symbol " ."

                                 ---------------

INVESTING IN THE FUND'S COMMON SHARES INVOLVES RISKS. SEE "RISKS" BEGINNING ON PAGE __ OF THIS PROSPECTUS. SOME OF THESE RISKS ARE SUMMARIZED IN "PROSPECTUS SUMMARY--SPECIAL RISK CONSIDERATIONS" BEGINNING ON PAGE __.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                                 ---------------

                                                 PER SHARE
                                                                    TOTAL
                Public Offering Price             $15.00            $
                Sales Load                        $                 $
                Estimated Offering                $                 $
                Expenses (1)
                Proceeds to the Fund              $                 $

               (1) The Fund will pay or reimburse organizational and offering expenses estimated at $ from the proceeds of the offering. has agreed to pay (i) all of the Fund's organizational expenses and (ii) the amount by which the Fund's offering costs (other than the sales load) exceed $0.03 per share.

                                 ---------------

The Underwriters may also purchase up to an additional common shares at the public offering price, less the sales load, within 45 days from the date of this prospectus to cover over-allotments.

The Underwriters expect to deliver the common shares to purchasers on or
about                            , 2005.

                                 ---------------

UNDERWRITERS



                                 ---------------


                                , 2005

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IT IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

(CONTINUED FROM PREVIOUS PAGE)

LEVERAGE AND BORROWINGS. Although it has no current intention to do so, the Fund reserves the flexibility to issue preferred shares or debt securities or engage in borrowings to add leverage to its portfolio. The Fund may also enter into transactions that include, among others, reverse repurchase agreements, dollar rolls, futures contracts, loans of portfolio securities, swap contracts and other derivatives, as well as when-issued, delayed delivery or forward commitment transactions, that may in some circumstances give rise to a form of financial leverage. However, the Fund ordinarily will cover its positions in these transactions so that there is no resulting financial leverage. Any leverage used by the Fund would be limited to 30% of the Fund's total assets (including the proceeds of the leverage). If the Fund were to use leverage, it would seek to obtain a higher return for holders of common shares than if it did not use leverage. Leveraging is a speculative technique and there are special risks involved. There can be no assurance that the Fund will use a leveraging strategy or that any leveraging strategy the Fund employs will be successful. See "Risks--Leverage Risk."

You should read this prospectus before deciding whether to invest. This prospectus contains important information about the Fund, and you should retain it for future reference. A Statement of Additional Information, dated , 2005, containing additional information about the Fund, has been filed with the Securities and Exchange Commission and is incorporated by reference in its entirety into this prospectus, which means that it is part of the prospectus for legal purposes. You can review the table of contents of the Statement of Additional Information on page of this prospectus. You may request a free copy of the Statement of Additional Information by calling or by writing to the Fund, or you may obtain a copy (and other information regarding the Fund) from the Securities and Exchange Commission's Web site (http://www.sec.gov).

The Fund's common shares do not represent a deposit or obligation of, and are not guaranteed or endorsed by, any bank or other insured depository institution, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

YOU SHOULD RELY ONLY ON THE INFORMATION CONTAINED OR INCORPORATED BY REFERENCE IN THIS PROSPECTUS. THE FUND HAS NOT, AND THE UNDERWRITERS HAVE NOT, AUTHORIZED ANYONE TO PROVIDE YOU WITH DIFFERENT INFORMATION. IF ANYONE PROVIDES YOU WITH DIFFERENT OR INCONSISTENT INFORMATION, YOU SHOULD NOT RELY ON IT. THE FUND IS NOT, AND THE UNDERWRITERS ARE NOT, MAKING AN OFFER OF THESE SECURITIES IN ANY STATE WHERE THE OFFER IS NOT PERMITTED. YOU SHOULD NOT ASSUME THAT THE INFORMATION CONTAINED IN THIS PROSPECTUS IS ACCURATE AS OF ANY DATE OTHER THAN THE DATE ON THE FRONT OF THIS PROSPECTUS. THE FUND'S BUSINESS, FINANCIAL CONDITION, RESULTS OF OPERATIONS AND PROSPECTS MAY HAVE CHANGED SINCE THAT DATE.


                                 ---------------

                                TABLE OF CONTENTS

                                                                          PAGE

         Prospectus Summary..................................................1
         Summary Of Fund Expenses...........................................12
         The Fund...........................................................13
         Use Of Proceeds....................................................13
         The Fund's Investment Objective And Strategies.....................13
         Leverage And Borrowings............................................22
         Risks..............................................................23
         How The Fund Manages Risk..........................................29
         Management Of The Fund.............................................30
         Net Asset Value....................................................32
         Distributions......................................................32
         Dividend Reinvestment Plan.........................................33
         Description Of Shares..............................................34
         Anti-Takeover And Other Provisions In The Declaration Of Trust.....34
         Repurchase Of Common Shares; Conversion To Open-End Fund...........35
         Tax Matters........................................................36
         Underwriting.......................................................38
         Shareholder Servicing Agent, Custodian And Transfer Agent..........39
         Legal Matters......................................................40
         Table Of Contents For The  Statement Of Additional Information.....41

                                 ---------------

                               PROSPECTUS SUMMARY

THIS IS ONLY A SUMMARY. YOU SHOULD REVIEW THE MORE DETAILED INFORMATION CONTAINED IN THIS PROSPECTUS AND IN THE STATEMENT OF ADDITIONAL INFORMATION.

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
THE FUND                            Analytic Covered Call Plus Fund (the "Fund") is a newly organized, diversified, closed-end management investment company.  See "The Fund."

THE OFFERING                        The Fund is offering                common shares of beneficial interest, with
                                    a par value of $0.00001 per share, at $15.00 per share through a group of
                                    underwriters (the "Underwriters") led by              and
                                                        . The common shares of beneficial interest are called
                                    "Common Shares" in the rest of this prospectus. You must purchase at least 100 Common Shares. The Fund has given the Underwriters an option to purchase up to additional Common Shares to cover orders in excess
                                    of Common Shares. See "Underwriting."        has agreed to pay (i)
                                    all of the Fund's organizational expenses and (ii) the amount by which the
                                    Fund's offering costs (other than the sales  load) exceed $0.03 per share.

INVESTMENT OBJECTIVE                INVESTMENT OBJECTIVE.  The Fund's primary investment objective is to
AND STRATEGIES                      provide a high level of current income and gains, with a secondary objective of long-term capital appreciation. The Fund cannot assure you that it will achieve its investment objective.

                                    PORTFOLIO MANAGEMENT STRATEGIES. The Fund will pursue its investment objective by investing in a diversified portfolio of common stocks selected by Analytic using its quantitative security selection techniques described below. In addition, under normal circumstances, the Fund will employ a strategy of writing
                                    (selling) covered call options on portfolio securities and on equity indexes, representing at least 80% of the Fund's net assets (plus any borrowings for investment purposes), to
                                    generate income from option premiums.

                                    Analytic may also engage in asset allocation strategies for the
                                    Fund by purchasing or selling futures contracts on U.S. or foreign securities indexes as well as foreign currencies and other assets.
                                    The Fund may also employ a variety of other strategies involving call and put options, futures and forward contracts, short sales and other derivative instruments in an attempt to hedge against market and other risks in the portfolio, obtain market exposure with reduced transaction costs, manage cash flows and/or enhance the Fund's investment returns.

                                    EQUITY SECURITIES SELECTION TECHNIQUES. Analytic selects common stocks for the Fund using a proprietary system that ranks
                                    securities according to a quantitative model. Using its system,
                                    Analytic assembles a portfolio of equity securities that, in general, is nearly sector neutral relative to the S&P 500 Index, in an attempt to achieve a level of diversification and risk similar to that of the
                                    S&P 500 Index, the Fund's current investment universe for equity securities.
                                    "Sector neutral" means a portfolio whose exposure to specified economic sectors
                                    (such as technology or utilities) is similar to that of its investment universe. Analytic has designed its model and securities selection techniques in an attempt to outperform the S&P 500 Index over full market cycles.

                                    The Fund will ordinarily hold at least 50 common stocks in its portfolio. Analytic begins the security selection process by ranking securities in the universe according to their expected relative return potential. It then uses a process called "portfolio optimization" to select a portfolio of securities that it believes will (i)
                                    maximize expected relative returns for the Fund, (ii) minimize expected volatility relative to the investment universe and (iii)
                                    diversify the portfolio broadly among individual issuers,
                                    industries and sectors. Analytic monitors the securities held by the Fund on an ongoing basis for significant changes in
                                    fundamental economic or other factors impacting the issuer as well as news and other developments (such as lawsuits or
                                    takeover bids). Analytic will consider selling a security when it believes that any of the original factors leading to its purchase have changed adversely, to manage risk within the portfolio or if it has identified
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                                       1

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
INVESTMENT OBJECTIVE                a more attractive alternative, taking into account whether any
AND STRATEGIES (continued)          incremental return from the sale exceeds the associated
                                    transaction costs.

                                    Using the same quantitative techniques, Analytic will also attempt to identify common stocks that it believes will underperform relative to the average stock in the Fund's investment universe and underweight these stocks (relative to the universe) or sell them short on behalf of the Fund. A "short sale" is a
                                    transaction in which the Fund sells a security or other
                                    instrument that it does not own, and may be used by Analytic where it anticipates that the market price of the securities will decline or will underperform relative to most other
                                    securities held in the portfolio.

                                    COVERED CALL OPTION STRATEGY. The Fund will pursue its primary objective by employing an option strategy of writing (selling)
                                    covered call options on its portfolio securities and on equity indexes, representing at least 80% of the Fund's net assets
                                    (plus any borrowings for investment purposes). This "covered call option writing" strategy is designed to produce income from option premiums and to offset a portion of any market decline in the Fund's portfolio securities. The Fund seeks to produce a high level of current income and gains generated from option premiums and, to a lesser extent, from dividends.

                                    Call options are contracts representing the right to purchase a common stock or to receive a payment based on the value of an equity index at a specified price (the "strike price") at a specified future date (the "expiration date"). For conventional listed call options, the option's expiration date can be up to nine months from the date the call options are first listed for trading. Longer-term call options can have expiration dates up to three years from the date of listing. The price of the option is determined from trading activity in the broad options market, and generally reflects the relationship between the current market price for the underlying equity security and the strike price, as well as the time remaining until the expiration date.

                                    The Fund may write (sell) call options that are "at-the-money,"
                                    "in-the-money" or "out-of-the-money." At-the-money call options are options with a strike price equal to the current market price of the underlying equity security or value of the
                                    underlying equity index. In-the-money call options are call options with a strike price below the current market price of the underlying equity security or index. The Fund may write
                                    (sell) at-the-money and in-the-money call options to earn
                                    premium income as a defensive measure to protect against a possible decline in or volatility in the underlying equity security or index. Out-of-the-money call options are options with a strike price above the current market price of the
                                    underlying equity security or index. Out-of-the-money options will generate premium income to the Fund as well as provide for potential appreciation in the equity security to the extent of the difference between the strike price and the purchase price of the equity security or value of the index. The Fund does not intend generally to write (sell) call options with exercise prices well below the market price of the underlying stock or market value of the underlying index ("deep-in-the-money") or with exercise prices well above the market price of the
                                    underlying stock or market value of the underlying index
                                    ("deep-out-of-the-money").

                                    When the prices of securities in the Fund's portfolio rise, call options that were at- or out-of-the-money when written may become in-the-money, thereby increasing the likelihood that the options could be exercised and the Fund forced to sell the security. While this may be desirable in some instances,
                                    Analytic intends to minimize undesirable option exercises by repurchasing these call options prior to expiration.

                                    Option contracts are originated and standardized by an
                                    independent entity called the Options Clearing Corporation (the
                                    "OCC"). The Fund will write (sell) call options that are
                                    generally issued, guaranteed and cleared by the OCC. Listed call options are currently traded on the American Stock Exchange,
                                    Chicago Board Options Exchange, International Securities
                                    Exchange, New York Stock Exchange, Pacific Stock Exchange,
                                    Philadelphia Stock Exchange and various other U.S. options exchanges.
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                                       2

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
INVESTMENT OBJECTIVE                OTHER DERIVATIVES STRATEGIES. In addition to its covered call option
AND STRATEGIES (continued)          strategy, Analytic may employ a variety of derivatives
                                    strategies for the Fund in an attempt to hedge against market and other risks in the portfolio, obtain market exposure with reduced transaction costs, manage cash flows and/or enhance the
                                    Fund's investment returns.

                                    Analytic may attempt to hedge against market declines in or volatility in equity securities held in the Fund's portfolio and on equity indexes by purchasing put options. Put options are contracts that give the holder of the option, in return for the payment of a premium, the right to sell to the writer (seller)
                                    of the option the security underlying the option or to receive a payment based on the value of an equity index at a specified exercise price at any time during the term of the option.

                                    Analytic may also pursue option strategies that include the sale
                                    (writing) of both put options and call options on equity
                                    securities in the Fund's portfolio as well as the simultaneous purchase and sale of calls and puts, called spreads. All of these positions will be limited loss positions in which the maximum loss will be known and fixed at the time of investment.
                                    These strategies may produce a considerably higher return than the Fund's primary strategy of covered call writing, but involve a higher degree of risk and potential volatility.

                                    The Fund will also engage in asset allocation
                                    strategies by purchasing or selling futures contracts on U.S.
                                    and foreign securities indexes and other assets. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. A futures contract on an index is an agreement in which two
                                    parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Analytic will use futures contracts as an efficient way to gain broad market exposure with reduced transaction costs and to hedge against market risks in the Fund's portfolio. The Fund may also purchase or sell forward contracts on foreign currencies. A forward contract on a foreign currency provides for the purchase or sale of foreign currency at an exchange rate established at the time of entering the contract but with payment and delivery at a future time.

                                    In addition to the instruments noted above, the Fund may use a variety of other derivative instruments for hedging or risk management purposes as part of its investment strategies,
                                    including options on futures contracts, forward contracts and swap agreements with respect to securities, indexes and
                                    currencies.

                                    OTHER PORTFOLIO CONTENTS. In addition to the investments noted
                                    above, the Fund may invest a portion of its assets in investment grade debt instruments of varying maturities. Investment grade securities are those rated, at the time of investment, Baa or above by Moody's Investors Service, Inc. ("Moody's") or BBB or
                                    above by Standard & Poor's ("S&P") or securities that are
                                    unrated but that Analytic judges to be of comparable quality.
                                    These may include money market instruments, commercial paper, bonds, debentures, notes, and other debt securities of U.S.
                                    corporate and other issuers, U.S. Government securities,
                                    municipal securities, bank certificates of deposit and fixed time deposits and bankers' acceptances. The Fund's credit
                                    quality policies apply only at the time a security is purchased, and the Fund is not required to dispose of a security in the event that a rating agency or Analytic downgrades its assessment of the credit characteristics of a particular issue. The Fund may invest in securities of other open- or closed-end investment companies, including exchange-traded funds ("ETFs"), to the extent that such investments are consistent with the Fund's investment objective and policies and permissible under the
                                    Investment Company Act of 1940, as amended (the "1940 Act"). The
                                    Fund will ordinarily focus its investments in securities of U.S.
                                    issuers, but may invest without limit in American Depository
                                    Receipts ("ADRs") and other securities of foreign issuers traded in U.S. securities markets. Some of the derivative instruments used by the Fund may trade on foreign exchanges or be
                                    denominated in or pay revenues in non-U.S. currencies. The Fund may also invest in warrants, repurchase agreements, reverse repurchase agreements and dollar rolls, real estate investment trusts and private placements, and may engage in lending of its portfolio securities. The Fund may invest up to 20% of its total assets in illiquid securities
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                                       3


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
INVESTMENT OBJECTIVE                (determined using the Securities and  Exchange Commission's
AND STRATEGIES (continued)          standard applicable to open-end investment companies, I.E., securities that cannot be disposed of within seven days in the ordinary course of business at approximately the value at which the Fund has valued the securities).

LEVERAGE AND BORROWINGS             Although it has no current intention to do so, the Fund reserves the flexibility to issue preferred shares or debt securities or engage in borrowings to add leverage to its portfolio.  The Fund may also enter into transactions that include, among others, reverse repurchase agreements, dollar rolls, futures contracts, loans of portfolio securities, swap contracts and other derivatives, as well as when-issued, delayed delivery or forward commitment transactions, that may in some circumstances give rise to a form of financial leverage.  However, the Fund ordinarily will cover its positions in these transactions so that there is no resulting leverage.  Any leverage used by the Fund would be limited to 30% of the Fund's total assets (including the proceeds of the leverage).  See "Leverage and Borrowings."  To the extent that the Fund uses leverage, it would seek to obtain a higher return for shareholders than if the Fund did not use leverage.  Leveraging is a speculative technique and there are special risks involved.  See
                                    "Risks--Leverage Risk."

INVESTMENT ADVISER                  Analytic serves as the investment adviser of the Fund.  Subject to the supervision of the Board of Trustees, Analytic is responsible for managing, either directly or through others selected by it, the investment activities of the Fund.  In return for these services, Analytic will receive an annual fee,
                                    payable monthly, in an amount equal to          % of the Fund's average daily
                                    total managed assets.  "Total managed assets" means the total assets of the
                                    Fund (including assets attributable to any outstanding borrowings) minus accrued liabilities (other than liabilities representing borrowings).
                                    Analytic is a California corporation located at 500 South Grand Avenue, 23rd
                                    Floor, Los Angeles, CA 90071.  Analytic was founded in 1970 as one of the first independent investment counsel firms specializing in the creation and continuous management of optioned equity and optioned debt portfolios for fiduciaries and other long-term investors.  Analytic serves mutual funds, pensions and profit-sharing plans, endowments, foundations, corporate investment portfolios, mutual savings banks and insurance companies.  Analytic is wholly-owed by Old Mutual (US) Holdings Inc.  ("Old Mutual").  Old Mutual
                                    is a subsidiary of Old Mutual plc, a financial services group based in the
                                    United Kingdom.  Analytic had approximately $6.0 billion in assets under management as of October 31, 2004.

ADMINISTRATOR                       Old Mutual Fund Services (the "Administrator") oversees the administration of the Fund's business and affairs, including regulatory reporting and all necessary office space, equipment, personnel and facilities, as well as services performed by various third parties.  In return for these services, the Administrator will receive an annual fee, payable monthly, in an amount
                                    equal to           % of the Fund's average daily total managed assets.   The
                                    Administrator is an affiliate of Analytic and a wholly-owned subsidiary of Old
                                    Mutual.  The Administrator is organized as a Pennsylvania business trust and has its principal place of business at 1400 Liberty Ridge Drive, Wayne,
                                    Pennsylvania 19087.

DISTRIBUTIONS                       Commencing with the Fund's first dividend, the Fund intends to make regular quarterly cash distributions to Common Shareholders of all, or substantially all, of its net investment income.  Dividends received by the Fund from its investments in equity securities and short-term capital gain (for instance, from premiums earned by the Fund from writing (selling) call options) will ordinarily constitute the Fund's principal sources of net investment income.
                                    The Fund may also receive net investment income from hedging and interest rate
                                    transactions and other investments.   In addition, at least annually, the Fund
                                    intends to distribute to you your pro rata share of any available net capital gain (that is, any excess of long-term capital gains over net short-term capital loss).  Your initial distribution is expected to be declared
                                    approximately          days, and paid approximately           to
                                    days, from the completion of this offering, depending on market conditions.
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                                                 4

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
DISTRIBUTIONS                       Unless you elect to receive distributions in cash, all of your distributions
(continued)                         will be automatically reinvested in additional Common Shares under the Fund's
                                    Dividend Reinvestment Plan.  See "Distributions" and "Dividend Reinvestment
                                    Plan."

LISTING                             The Fund has applied for listing of the
                                    Common Shares on the New York Stock
                                    Exchange, subject to notice of issuance, under the trading or "ticker" symbol " ."
                                    See "Description of Shares--Common Shares."

CUSTODIAN AND TRANSFER AGENT                             will serve as custodian of the Fund's assets.
                                                       will serve as the Fund's transfer and dividend
                                    disbursement agent.  See "Custodian and Transfer Agent."

MARKET PRICE OF SHARES              Shares of closed-end investment companies frequently trade at prices lower than net asset value, although during some periods shares have traded at prices higher than net asset value.  The Fund cannot assure you that Common
                                    Shares will trade at a price equal to or higher than net asset value in the future.  Net asset value will be reduced immediately following the offering by the sales load and the amount of organizational and offering expenses paid or reimbursed by the Fund.  See "Use of Proceeds."  In addition to net asset value, market price may be affected by such factors relating to the Fund or its portfolio holdings as dividend levels (which are in turn affected by expenses), dividend stability, portfolio credit quality and liquidity and call protection and market supply and demand.  See "Risks," "Description of Shares"
                                    and "Repurchase of Common Shares; Conversion to Open-End Fund" in this prospectus, and the Statement of Additional Information under "Repurchase of
                                    Common Shares; Conversion to Open-End Fund."  The Common Shares are designed primarily for long-term investors, and you should not view the Fund as a vehicle for trading purposes.

SPECIAL RISK CONSIDERATIONS         The following describes various principal risks of investing in the
                                    Fund. A more detailed description of these and other risks of investing in the Fund are described under "Risks" in this
                                    prospectus and under "Investment Objective and Policies" in the
                                    Fund's Statement of Additional Information.

                                    NO PRIOR HISTORY.  The Fund is a newly organized, diversified, closed-end management investment company with no history of operations.

                                    MARKET DISCOUNT RISK. As with any stock, the price of the Fund's
                                    Common Shares will fluctuate with market conditions and other factors. Shares of closed-end management investment companies frequently trade at a discount from their net asset value. If you sell Common Shares, you may receive more or less than your original investment. Net asset value will be reduced immediately following the initial offering by any sales load and by
                                    organizational and offering expenses paid or reimbursed by the
                                    Fund. The Fund's shares may trade at a price that is less than their initial offering price. This risk may be greater for investors who sell their shares relatively shortly after
                                    completion of the initial public offering. The Common Shares are designed for long-term investors and should not be treated as trading vehicles.

                                    EQUITY SECURITIES AND RELATED MARKET RISK. The market price of common stocks and other equity securities may go up or down, sometimes rapidly or unpredictably. Equity securities may
                                    decline in value due to factors affecting equity securities markets generally and factors affecting particular industries represented in those markets. The values of equity securities may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than bonds and other debt securities. Changes in value of the securities in which the Fund invests will affect the market value of the
                                    Common Shares.

SPECIAL RISK CONSIDERATIONS         ISSUER RISK. The value of securities may decline for a number of
(continued)                         reasons which directly relate to the issuer, such as management performance, financial leverage, its historical and prospective earnings, the value of its assets and reduced demand for its goods and services.

                                    OPTIONS RISK. The Fund intends use options contracts on
                                    securities and equity indexes as a principal investment
                                    strategy, both in an attempt to enhance returns and for hedging purposes. There are various risks associated with transactions in options on securities. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived
                                    transaction may be unsuccessful to some degree because of market behavior or unexpected events. As the writer of a covered call option on an individual security, the Fund forgoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price.

                                    There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii)
                                    trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv)
                                    unusual or unforeseen circumstances may interrupt normal
                                    operations on an exchange; (v) the facilities of an exchange or the OCC may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for
                                    economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options). If trading were discontinued, the secondary market on that exchange (or in that class or series of options) would cease to exist. However, outstanding options on that exchange that had been issued by the OCC as a result of trades on that exchange would continue to be exercisable in accordance with their terms. The Fund's ability to terminate over-the-counter options is more limited than with
                                    exchange-traded options and may involve the risk that
                                    broker-dealers participating in such transactions will not fulfill their obligations. If the Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise.

                                    The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the
                                    underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets. Call options are marked to market daily and their value will be affected by changes in the value of and dividend rates of the underlying common stocks, an increase in interest rates, changes in the actual or perceived volatility of the stock market and the underlying common stocks and the
                                    remaining time to the options' expiration. Additionally, the exercise price of an option may be adjusted downward before the option's expiration as a result of the occurrence of certain corporate events affecting the underlying equity security, such as extraordinary dividends, stock splits, merger or other
                                    extraordinary distributions or events. A reduction in the
                                    exercise price of an option would reduce the Fund's capital appreciation potential on the underlying security.

                                    When the Fund writes a covered put option on an individual security, it bears the risk of loss if the value of the

SPECIAL RISK CONSIDERATIONS
(continued)                         underlying stock declines below the exercise price. If the option is exercised, the Fund could incur a loss if it is
                                    required to purchase the stock underlying the put option at a price greater than the market price of the stock at the time of exercise. While the Fund's potential gain in writing a covered put option is limited to the interest earned on the liquid assets securing the put option plus the premium received from the purchaser of the put option, the Fund risks a loss equal to the entire value of the stock.

                                    To the extent that the Fund purchases options pursuant to a hedging strategy, the Fund will be subject to the following additional risks. If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security or the value of the equity index remains equal to or greater than the exercise price (in the case of a put), or remains less than or equal to the exercise price
                                    (in the case of a call), the Fund will lose its entire
                                    investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price
                                    movements in a related security, the price of the put or call option may move more or less than the price of the related security. If restrictions on exercise were imposed, the Fund might be unable to exercise an option it had purchased. If the
                                    Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless.

                                    The Fund's options transactions will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which the options are traded. These
                                    limitations govern the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert, regardless of whether the
                                    options are written or purchased on the same or different
                                    exchanges, boards of trade or other trading facilities or are held or written in one or more accounts or through one or more brokers. Thus, the number of options which the Fund may write or purchase may be affected by options written or purchased by other investment advisory clients of Analytic. An exchange, board of trade or other trading facility may order the
                                    liquidation of positions found to be in excess of these limits, and it may impose other sanctions.

                                    OTHER DERIVATIVES RISK. In addition to options, the Fund may use a variety of derivative instruments for hedging or risk
                                    management purposes as part of its investment strategies,
                                    including futures contracts, options on futures contracts, forward contracts and swap agreements. The Fund also may use derivatives to gain exposure to equity and other securities in which the Fund may invest (E.G., pending investment of the proceeds of this offering). Although it has no current intention to do so, the Fund may also use derivatives to add leverage to its portfolio. Derivatives are subject to a number of risks described elsewhere in this prospectus, such as liquidity risk, equity securities risk, issuer risk, interest rate risk, credit risk, leveraging risk, counterparty risk, management risk and, if applicable, medium and smaller company risk. They also
                                    involve the risk of mispricing or improper valuation, the risk of ambiguous documentation, and the risk that changes in the value of a derivative may not correlate perfectly with an
                                    underlying asset, interest rate or index. Suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these
                                    transactions to reduce exposure to other risks when that would be beneficial.

                                    SHORT SALES RISK. The Fund may engage in short sales, which are transactions in which the Fund sells a security or other
                                    instrument that it does not own, and may be used by Analytic where it anticipates that the market price of the securities will decline or will underperform relative to most other securities held in the portfolio. The Fund currently intends to use short
                                    sales for risk management and investment purposes. When the Fund engages in a short sale, it must borrow the security sold short and deliver it to the counterparty. The Fund may have to pay a fee to borrow particular securities and would often be obligated to pay over any payments received on the borrowed securities.
                                    Short sales expose the Fund to the risk that it will be required to cover its short position at a time when the securities have appreciated in value, thus resulting in a loss to the Fund. Such a loss could theoretically be unlimited in a case where the Fund is unable, for whatever reason, to close out its short position, particularly where the Fund engages in so-called "naked" short

SPECIAL RISK CONSIDERATIONS
(continued)                         sales (I.E., where it does not own or have the immediate right to acquire the security sold short at no additional cost).

                                    COUNTERPARTY RISK. The Fund will be subject to risk with respect to the counterparties to the derivative contracts purchased by the Fund. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. The Fund may obtain only a limited recovery or may obtain no recovery in these circumstances.

                                    CREDIT RISK. Credit risk is the risk that one or more debt obligations in the Fund's portfolio will decline in price, or fail to pay interest or principal when due, because the issuer of the obligation or borrower experiences an actual or perceived decline in its financial status. The Fund will limit its
                                    investments in debt securities to those that are of investment grade quality at the time of investment (I.E., Baa or above by
                                    Moody's or BBB or above by S&P, or securities that are unrated but judged to be of comparable quality by Analytic). However, investment grade debt securities are subject to some degree of credit risk and the risk of default. Debt securities in the lowest investment grade category may be considered to possess speculative characteristics by certain ratings agencies.

                                    INCOME RISK. The income shareholders receive from the Fund is based primarily on the dividends and interest it earns from its investments as well as the premiums the Fund receives from writing options, each of which can vary widely over the short and long term. If prevailing market interest rates decline, distribution rates on debt securities held by the Fund, and shareholders' income from the Fund, would likely decline as well. The Fund's income also would likely be affected adversely when prevailing short-term interest rates increase if and when the Fund is using leverage.

                                    MEDIUM AND SMALLER COMPANY RISK. The Fund may invest
                                    significantly in companies with medium-sized market
                                    capitalizations (such as those included in the S&P 500 Index)
                                    and also reserves the flexibility to invest in companies with small market capitalizations. The general risks associated with the types of securities in which the Fund invests are
                                    particularly pronounced for securities issued by companies with medium and smaller market capitalizations. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. As a result, they may be subject to greater levels of credit, market and issuer risk.
                                    Securities of medium and smaller companies may trade less
                                    frequently and in lesser volume than more widely held securities and their values may fluctuate more sharply than other
                                    securities.

                                    FOCUSED INVESTMENT RISK. Although the Fund has a policy not to
                                    "concentrate" investments in any particular industry, it may
                                    (consistent with that policy) invest up to 25% of its assets in any particular industry. To the extent that the Fund focuses its investments in a particular industry, the net asset value of the
                                    Fund will be more susceptible to events or factors affecting companies in that industry. These may include, but are not limited to, governmental regulation, inflation, rising interest rates, cost increases in raw materials, fuel and other operating expenses, technological innovations that may render existing products and equipment obsolete, competition from new entrants, high research and development costs, increased costs associated with compliance with environmental or other regulation, and other economic, market, political or other developments specific to that industry. Also, the Fund may have greater risk to the extent that it invests a substantial portion of its assets in companies in related industries, such as "technology" or
                                    "financial and business services," which may share common
                                    characteristics, are often subject to similar business risks and regulatory burdens, and whose securities may react similarly to the types of events and factors described above. The Fund will also be subject to focused investment risks to the extent that it invests a substantial portion of its assets in a small number of issuers or in a particular country or geographic region.

SPECIAL RISK CONSIDERATIONS
(continued)                         INTEREST RATE RISK. Generally, when market interest rates rise, the prices of debt obligations fall, and vice versa. Interest rate risk is the risk that securities in the Fund's portfolio will decline in value because of increases in market interest rates. During periods of declining interest rates, an issuer of debt securities may exercise an option to redeem securities prior to maturity, forcing the Fund to invest in lower-yielding securities. During periods of rising interest rates, the average life of certain types of securities may be extended due to slower than expected payments. This may lock in a below market yield, increase the security's duration and reduce the
                                    security's value. Because market interest rates are currently near their lowest levels in many years, there is a greater risk that the Fund's investments in debt securities will decline in value as market interest rates rise. Any use of leverage by the
                                    Fund will tend to increase interest rate risk.

                                    LEVERAGE RISK. Although it has no current intention to do so, the Fund reserves the flexibility to issue preferred shares or debt securities or to engage in borrowings to add leverage to its portfolio. The Fund may also enter into transactions that include, among others, reverse repurchase agreements, dollar rolls, futures contracts, loans of portfolio securities, swap contracts and other derivatives, as well as when-issued, delayed delivery or forward commitment transactions, that may in some circumstances give rise to a form of financial leverage.
                                    However, the Fund ordinarily will cover its positions in these transactions so that there is no resulting leverage. Any
                                    leverage used by the Fund would be limited to 30% of the Fund's total assets (including the proceeds of the leverage).

                                    The Fund manages some of its derivative positions by maintaining an amount of cash or liquid securities in a segregated account equal to the face value of those positions. The Fund may also offset derivatives positions against one another or against other assets to manage effective market exposure resulting from derivatives in its portfolio. To the extent that the Fund does not segregate liquid assets or otherwise cover its obligations under such transactions (E.G., through offsetting positions), such transactions will be treated as senior securities
                                    representing indebtedness ("borrowings") for purposes of the requirement under the 1940 Act that the Fund may not enter into any such transactions if the Fund's borrowings would thereby exceed 331/3% of its total assets. See "Leverage and
                                    Borrowings." The Fund's use of leverage would create the
                                    opportunity for increased Common Share net income, but also would result in special risks for Common Shareholders. If used, there is no assurance that the Fund's leveraging strategies will be successful. Leverage creates the likelihood of greater
                                    volatility of net asset value and market price of Common Shares.

                                    Because the fees received by Analytic are based on the total managed assets of the Fund (including assets attributable to any borrowings that may be outstanding), Analytic has a financial incentive for the Fund to use borrowings, which may create a conflict of interest between Analytic and the Common
                                    Shareholders.

                                    MANAGEMENT RISK. The Fund is subject to management risk because it is an actively managed portfolio. Analytic and the individual portfolio managers will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

                                    FOREIGN (NON-U.S.) INVESTMENT RISK. The Fund's investments in
                                    ADRs and other securities of foreign issuers involve special risks. For example, the value of these investments may decline in response to unfavorable political and legal developments, unreliable or untimely information, or economic and financial instability. Similar foreign investment risks may apply to futures contracts and other derivative instruments in which the
                                    Fund invests that trade on foreign exchanges. The value of derivative and other instruments denominated in or that pay revenues in foreign currencies may fluctuate based on changes in the value of those currencies relative to the U.S. dollar, and a decline in applicable foreign exchange rates could reduce the value of such instruments held by the Fund. Foreign settlement procedures also may involve additional risks.

SPECIAL RISK CONSIDERATIONS
(continued)                         TAX AND DIVIDEND RISK. Call option premiums received by the Fund
                                    (which will ordinarily constitute a significant portion of the
                                    Fund's net investment income) will be recognized upon exercise, lapse or other disposition of the option and generally will be treated by the Fund as short-term or capital gain or loss. Some of the covered call options and other devices employed by the
                                    Fund reduce risk to the Fund by substantially diminishing its risk of loss in offsetting positions in substantially similar or related property, thereby giving rise to "straddles" under the federal income tax rules. The straddle rules require the Fund to defer certain losses on positions within a straddle, and
                                    terminate or suspend the holding period for certain securities in which the fund does not yet have a long-term holding period.
                                    Thus, the Fund cannot assure you as to any level of regular quarterly net investment income (income other than net long-term capital gain) that will be treated as ordinary income, cannot assure you as to any level of capital gains distributions and cannot assure you assure you as to any ratio of regular
                                    quarterly distributions to capital gain distributions. In
                                    addition, there can be no assurance as to the percentage (if any) of the Fund's distributions that will qualify for taxation to individual Common Shareholders as "qualified dividend
                                    income," and thus be eligible for taxation at favorable rates applicable to long-term capital gains. The Fund will not be managed in an attempt to reduce or minimize Fund distributions that are taxable to Shareholders at ordinary income tax rates.
                                    See "Tax Matters."

                                    INFLATION/DEFLATION RISK. Inflation risk is the risk that the value of assets or income from the Fund's investments will be worth less in the future as inflation decreases the value of payments at future dates. As inflation increases, the real value of the Fund's portfolio could decline. Deflation risk is the risk that prices throughout the economy decline over time.
                                    Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund's portfolio.

                                    LIQUIDITY RISK. The Fund may invest up to 20% of its total assets in illiquid securities (determined using the Securities and Exchange Commission's standard applicable to open-end
                                    investment companies, I.E., securities that cannot be disposed of within seven days in the ordinary course of business at approximately the value at which the Fund has valued the
                                    securities). Illiquid securities may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in market value. Also, the Fund may not be able to readily dispose of illiquid securities when that would be
                                    beneficial at a favorable time or price or at prices
                                    approximating those at which the Fund currently values them.

                                    MARKET DISRUPTION AND GEOPOLITICAL RISK. The war with Iraq, its aftermath and the continuing occupation of Iraq is likely to have a substantial impact on the U.S. and world economies and securities markets. The nature, scope and duration of the war and occupation and the potential costs of rebuilding the Iraqi infrastructure cannot be predicted with any certainty. Terrorist attacks on the World Trade Center and the Pentagon on September
                                    11, 2001 closed some of the U.S. securities markets for a
                                    four-day period and similar future events cannot be ruled out.
                                    The war and occupation, terrorism and related geopolitical risks have led, and may in the future lead to, increased short-term market volatility and may have adverse long-term effects on U.S.
                                    and world economies and markets generally. Those events could also have an acute effect on individual issuers or related groups of issuers. These risks could also adversely affect individual issuers and securities markets, interest rates, secondary trading, ratings, credit risk, inflation and other factors relating to the Common Shares.

CERTAIN AFFILIATIONS                Unless and until the underwriting syndicate is broken in
                                    connection with the initial public offering of the Common
                                    Shares, the Fund will be precluded from effecting principal transactions with brokers who are members of the syndicate. This could limit the Fund's ability to engage in securities
                                    transactions and take advantage of market opportunities.

ANTI-TAKEOVER PROVISIONS            The Fund's Amended and Restated Agreement and Declaration of Trust (the
                                    "Declaration") includes provisions that could limit the ability of other entities or persons to acquire control of the Fund or convert the Fund to open-end status.  See "Anti-Takeover and Other Provisions in the Declaration
                                    of Trust."  These provisions in the Declaration could have the effect of depriving the Common Shareholders of opportunities to sell their Common Shares at a premium over the then-current market price of the Common Shares or at net asset value.

                            SUMMARY OF FUND EXPENSES

 The following table shows Fund expenses as a percentage of net assets attributable to Common Shares.

 SHAREHOLDER TRANSACTION EXPENSES
     Sales Load (as a percentage of offering price)................................................         4.50 %
     Offering Costs Borne by the Fund (as a percentage of offering price)..........................          .20 %  (1)
     Dividend Reinvestment Plan Fees...............................................................         None    (2)


ANNUAL EXPENSES (as a percentage of net assets)
     Management Fees (3)...........................................................................            %
     Other Expenses................................................................................            % (1)
     Total Annual Expenses.........................................................................            %

----------

(1) The Fund will pay or reimburse organizational and offering expenses estimated at $ from the proceeds of the offering. has agreed to pay (i) all of the Fund's organizational expenses and (ii) the amount by which the Fund's offering costs (other than the sales load) exceed $.03 per share (.20% of the offering price). The organizational expenses and offering costs to be paid or reimbursed by the Fund are not included among the expenses shown in the table. However, these expenses will be borne by Common Shareholders and result in a reduction of the net asset value of the Common Shares.

(2) You will pay brokerage charges if you direct the plan agent to sell your Common Shares held in a dividend reinvestment account.

(3) Although the Fund's management fees are calculated on total managed assets, the Fund's total managed assets are expected to be the same as its net assets because the Fund has no present intention to utilize leverage and borrowings.

The purpose of the table above is to help you understand all fees and expenses that you, as a Common Shareholder, would bear directly or indirectly. The Other Expenses shown in the table and related footnotes are based on estimated amounts for the Fund's first year of operations and assume that the Fund issues
approximately       Common Shares.  If the Fund issues fewer Common Shares, all other things being equal, these expenses would increase.
See "Management of the Fund" and "Dividend Reinvestment Plan."

As required by relevant Securities and Exchange Commission regulations, the following example illustrates the expenses (including the sales load of $45.00 and estimated offering expenses of this offering of $2.00) that you would pay on a $1,000 investment in Common Shares, assuming the sales load and the offering expenses listed in the parenthetical above, and (a) total annual expenses of % in years one through 10, and (b) a 5% annual return(1):

                                                                                1 YEAR      3 YEARS       5 YEARS     0 YEARS
                                                                                  R            S             S           S
                                                                                ------      -------       -------     -------
Total Expenses Incurred.................................................        $           $             $           $

(1) THE EXAMPLE ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES. ACTUAL EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN. The example assumes that the estimated Other Expenses set forth in the Annual Expenses table are accurate and that all dividends and distributions are reinvested at net asset value. Actual expenses may be greater or less than those assumed. Moreover, the Fund's actual rate of return may be greater or less than the hypothetical 5% annual return shown in the example.

                                    THE FUND

 The Fund is a newly organized, diversified, closed-end management investment company registered under the 1940 Act. The Fund was organized as a Massachusetts business trust on December 3, 2004, under the Declaration, which is governed by the laws of The Commonwealth of Massachusetts. As a newly organized entity, the Fund has no operating history. The Fund's principal office is located at and its telephone number is
                    .


                                 USE OF PROCEEDS

 The net proceeds of the offering of Common Shares will be approximately $ (or $ if the Underwriters exercise the over-allotment option in full) after payment or reimbursement of the estimated organizational and offering costs and the sales load. has agreed to pay (i) all of the Fund's organizational expenses and (ii) the amount by which the Fund's offering costs (other than the sales load) exceed $0.03 per share. The Fund will invest the net proceeds of the offering in accordance with its investment objective and policies as stated below. It is presently anticipated that the Fund will be able to invest substantially all of the net proceeds in dividend-paying common stocks and other investments that meet its investment objective and policies within three months after the completion of the offering. Pending investment, it is anticipated that the proceeds will be invested in high grade, short-term securities, or in other investment companies or derivative instruments designed to give the Fund exposure to the types of securities and markets in which the Fund ordinarily will invest while Analytic selects specific securities. These may include, without limitation, equity index mutual funds and/or equity index futures contracts.


                 THE FUND'S INVESTMENT OBJECTIVE AND STRATEGIES

INVESTMENT OBJECTIVE

The Fund's primary investment objective is to provide a high level of current income and gains, with a secondary objective of long-term capital appreciation. The Fund cannot assure you that it will achieve its investment objective.

The Fund cannot change its investment objective without the approval of the holders of a "majority of the outstanding" Common Shares. A "majority of the outstanding" shares (whether voting together as a single class or voting as a separate class) means (i) 67% or more of such shares present at a meeting, if the holders of more than 50% of those shares are present or represented by proxy, or (ii) more than 50% of such shares, whichever is less.

PORTFOLIO MANAGEMENT STRATEGIES

The Fund will pursue its investment objective by investing in a diversified portfolio of common stocks selected by Analytic using its quantitative security selection techniques described below. In addition, under normal circumstances, the Fund will employ a strategy of writing (selling) covered call options on its portfolio securities and on equity indexes, representing at least 80% of the Fund's net assets (plus any borrowings for investment purposes), to generate income from option premiums.

Analytic may also employ a variety of strategies involving call and put options, futures and forward contracts and other derivative instruments in an attempt to hedge against market and other risks in the portfolio, obtain market exposure with reduced transaction costs, manage cash flows and/or enhance the Fund's investment returns.

EQUITY SECURITIES SELECTION TECHNIQUES. Analytic selects common stocks for the Fund using a proprietary system that ranks securities according to a quantitative model. Using its system, Analytic assembles a portfolio of equity securities that, in general, is nearly sector neutral relative to the S&P 500 Index, in an attempt to achieve a level of diversification and risk similar to that of the S&P 500 Index, the Fund's current investment universe for equity securities. "Sector neutral" means a portfolio whose exposure to specified economic sectors (such as technology or utilities) is similar to that of its investment universe. Analytic has designed its model and securities selection techniques in an attempt to outperform the S&P 500 Index over full market cycles.

The Fund will ordinarily hold at least 50 equity securities in its portfolio. Analytic begins the security selection process by ranking securities in the universe according to their expected relative return potential. (Analytic may also analyze and invest strategically the Fund's assets in securities not in the universe.) It then uses a process called "portfolio optimization" to select a potfolio of securities that it believes will (i) maximize expected relative returns for the Fund,

(ii) minimize expected volatility relative to the investment universe and (iii) diversify the portfolio broadly among individual issuers, industries and sectors. Analytic monitors the securities held by the Fund on an ongoing basis for significant changes in fundamental economic or other factors impacting the issuer as well as news and other developments (such as lawsuits or takeover bids). Analytic will consider selling a security when it believes that any of the original factors leading to its purchase have changed adversely, to manage risk within the portfolio or if it has identified a more attractive alternative, taking into account whether any incremental return from the sale exceeds the associated transaction costs.

Using the same quantitative techniques, Analytic will also attempt to identify equity securities that it believes will underperform relative to the average stock in the Fund's investment universe and underweight these securities in the Fund's portfolio or sell them short on behalf of the Fund. A "short sale" is a transaction in which the Fund sells a security or other instrument that it does not own, and may be used by Analytic where it anticipates that the market price of the securities will decline or will underperform relative to most other securities held in the portfolio.



COVERED CALL OPTION STRATEGY. The Fund will pursue its primary objective by employing an option strategy of writing (selling) covered call options on its portfolio securities and on equity indexes, representing at least 80% of the Fund's net assets (plus any borrowings for investment purposes). This "covered call option writing" strategy is designed to produce income from option premiums and to offset a portion of any market decline in the Fund's portfolio securities. The Fund seeks to produce a high level of current income and gains generated from option premiums and, to a lesser extent, from dividends.

Call options are contracts representing the right to purchase a common stock or to receive a payment based on the value of an equity index at a specified price (the "strike price") at a specified future date (the "expiration date"). For conventional listed call options, the option's expiration date can be up to nine months from the date the call options are first listed for trading. Longer-term call options can have expiration dates up to three years from the date of listing. The price of the option is determined from trading activity in the broad options market, and generally reflects the relationship between the current market price for the underlying equity security and the strike price, as well as the time remaining until the expiration date.

The Fund may write (sell) call options that are "at-the-money," "in-the-money" or "out-of-the-money." At-the-money call options are options with a strike price equal to the current market price of the underlying equity security or value of the underlying equity index. In-the-money call options are call options with a strike price below the current market price of the underlying equity security or index. The Fund may write (sell) at-the-money and in-the-money call options to earn premium income as a defensive measure to protect against a possible decline in or volatility in the underlying equity security or index. Out-of-the-money call options are options with a strike price above the current market price of the underlying equity security or index. Out-of-the-money options will generate premium income to the Fund as well as provide for potential appreciation in the equity security to the extent of the difference between the strike price and the purchase price of the equity security or value of the index. The Fund does not intend generally to write (sell) call options with exercise prices well below the market price of the underlying stock or market value of the underlying index ("deep-in-the-money") or with exercise prices well above the market price of the underlying stock or market value of the underlying index ("deep-out-of-the-money").

When the prices of securities in the Fund's portfolio rise, call options that were at-the-money or out-of-the-money when written may become in-the-money, thereby increasing the likelihood that the options could be exercised and the Fund forced to sell the security. While this may be desirable in some instances, Analytic intends to minimize undesirable option exercises by repurchasing these call options before they expire.

Option contracts are originated and standardized by the OCC. The Fund will write
(sell) call options that are generally issued, guaranteed and cleared by the OCC. Listed call options are currently traded on the American Stock Exchange, Chicago Board Options Exchange, International Securities Exchange, New York Stock Exchange, Pacific Stock Exchange, Philadelphia Stock Exchange or various other U.S. options exchanges.

OTHER DERIVATIVES STRATEGIES. In addition to its covered call option strategy, Analytic may employ a variety of derivatives strategies for the Fund in an attempt to hedge against market and other risks in the portfolio, obtain market exposure with reduced transaction costs, manage cash flows and/or enhance the Fund's investment returns.

Analytic may attempt to hedge against market declines in or volatility in equity securities held in the Fund's portfolio and on equity indexes by purchasing put options. Put options are contracts that give the holder of the option, in return for the payment of a premium, the right to sell to the writer (seller) of the option the security underlying the option or to receive a payment based on the value of an equity index at a specified exercise price at any time during the term of the option.

Analytic may also pursue option strategies that include the sale (writing) of both put options and call options on equity securities in the Fund's portfolio as well as the simultaneous purchase and sale of calls and puts, called spreads.

All of these positions will be limited loss positions in which the maximum loss will be known and fixed at the time of investment. These strategies may produce a considerably higher return than the Fund's primary strategy of covered call writing, but involve a higher degree of risk and potential volatility.

The Fund will also engage in asset allocation strategies by purchasing or selling futures contracts on U.S. and foreign securities indexes and other assets. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. A futures contract on an index is an agreement in which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Analytic will use futures contracts as an efficient way to gain broad market exposure with reduced transaction costs and to hedge against market risks in the Fund's portfolio. The Fund may also purchase and sell forward contracts on foreign currencies. A forward contract on a foreign currency provides for the purchase or sale of foreign currency at an exchange rate established at the time of entering the contract but with payment and delivery at a future time.

In addition to the instruments noted above, the Fund may use a variety of other derivative instruments for hedging or risk management purposes as part of its investment strategies, including options on futures contracts, forward contracts and swap agreements with respect to securities, indexes and currencies.

OTHER PORTFOLIO CONTENTS. In addition to the investments noted above, the Fund may invest a portion of its assets in investment grade debt instruments of varying maturities. Investment grade securities are those rated, at the time of investment, Baa or above by Moody's or BBB or above by S&P, or securities that are unrated but that Analytic judges to be of comparable quality. These may include money market instruments, commercial paper, bonds, debentures, notes, and other debt securities of U.S. corporate and other issuers, U.S. Government securities, municipal securities, bank certificates of deposit and fixed time deposits and bankers' acceptances. The Fund's credit quality policies apply only at the time a security is purchased, and the Fund is not required to dispose of a security in the event that a rating agency or Analytic downgrades its assessment of the credit characteristics of a particular issue. The Fund may invest in securities of other open- or closed-end investment companies, including exchange-traded funds ("ETFs"), to the extent that such investments are consistent with the Fund's investment objective and policies and permissible under the 1940 Act. The Fund will ordinarily focus its investments in securities of U.S. issuers, but may invest without limit in ADRs and other securities of foreign issuers traded on U.S. securities markets. Some of the derivative instruments utilized by the Fund may be traded on foreign exchanges or denominated in or pay revenues in non-U.S. currencies. The Fund may also invest in repurchase agreements, reverse repurchase agreements and dollar rolls, real estate investment trusts and private placements, and may engage in lending of its portfolio securities.

The Fund may invest up to 20% of its total assets in illiquid securities (determined using the Securities and Exchange Commission's standard applicable to open-end investment companies, I.E., securities that cannot be disposed of within seven days in the ordinary course of business at approximately the value at which the Fund has valued the securities).

TEMPORARY DEFENSIVE STRATEGIES. Upon Analytic's recommendation, for temporary defensive purposes and to keep the Fund's cash fully invested, including during the period in which the net proceeds of this offering are being invested, the Fund may deviate from its investment objective and policies and invest some or all of its total assets in high quality, short-term debt securities and cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

PORTFOLIO TURNOVER. The Fund may engage in active and frequent trading of portfolio securities (I.E., portfolio turnover), particularly during periods of volatile market movements. The Fund's strategy to sell covered call options may increase portfolio turnover to the extent that the options are exercised or covered with securities. In addition, the use of certain derivative instruments with relatively short maturities may tend to exaggerate the portfolio turnover rate for the Fund. Analytic manages the Fund without regard generally to restrictions on portfolio turnover. Portfolio turnover involves expense to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. These sales may also result in realization of taxable capital gains, including short-term capital gains taxed at ordinary income tax rates, and may adversely impact the Fund's after-tax returns to Fund shareholders. Please see "Investment Objective and Policies--Portfolio Trading and Turnover Rate" in the Statement of Additional Information for more information regarding portfolio turnover.

PORTFOLIO COMPOSITION

The following provides additional information about the types of securities and other instruments in which the Fund will ordinarily invest. A more detailed discussion of these and other instruments and investment techniques that the Fund may use is provided under "Investment Objective and Policies" in the Statement of Additional Information.

COMMON STOCKS AND OTHER EQUITY SECURITIES. The Fund will ordinarily invest most of its assets in common stocks of U.S. issuers or foreign issuers that trade on U.S. exchanges. Common stock represents an equity ownership interest in a company. The Fund may invest in common stocks of issuers in any industry or sector and of any size (in terms of market capitalization), although the Fund will ordinarily focus on large- and, to a lesser extent, medium-sized companies. The Fund's initial investment universe will be common stocks represented in the S&P 500 Index, although it reserves the flexibility to invest strategically outside of that universe and may use a different universe in the future based on market conditions and other factors. Although common stocks have historically generated higher average returns than debt securities over the long term, common stocks also have experienced significantly more volatility in those returns and in certain years have significantly underperformed relative to debt securities. An adverse event, such as an unfavorable earnings report, may depress the value of a particular common stock held by the Fund. Also, prices of common stocks are sensitive to general movements in the stock market and a drop in the stock market may depress the prices of common stocks to which the Fund has exposure. Common stock prices fluctuate for many different reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

In addition to exchange traded common stocks, the Fund may invest in other types of equity securities, including common stocks traded over-the-counter. Unlike securities exchanges, the over-the-counter market is not a centralized facility that limits trading activity to securities of companies that initially satisfied particular standards. The volume of trading in an unlisted or over-the-counter common stock is usually less than the volume of trading in a listed stock. This means that, due to potentially limited market liquidity of over-the-counter stocks, the Fund may be unable to dispose of such a security except at a discount from recent prices or in small lots over an extended period of time.

Although the Fund does not intend to invest in them actively, it may hold from time to time securities such as rights, warrants, convertible securities and preferred stock, if these securities are distributed to the Fund as part of a general distribution to holders of a common stock in the Fund's portfolio.

COVERED CALL OPTIONS. As described above, the Fund will pursue its primary investment objective by employing an option strategy of writing (selling) "covered" call options on its portfolio securities and on equity indexes, representing at least 80% of the Fund's net assets (plus any borrowings for investment purposes).

When the Fund writes (sells) a call option, it sells to the buyer (the "option holder") the right, but not the obligation, to purchase a particular asset (E.G., the underlying equity security) from the Fund at a fixed price (the "strike price") on or before a specified date (the "expiration date"). A call option normally represents the right to purchase 100 shares of the underlying equity security. In exchange for the right to purchase the underlying equity security, the option holder pays a fee or "premium" to the Fund. For example, the buyer of one XYZ Corporation December 150 call option at $1.00 has paid to the writer (seller) a premium of $1.00 to acquire the right to purchase 150 shares of XYZ Corporation at $150 up until the call option's December expiration date. All call options covering XYZ Corporation are referred to as an "option class." Each individual option with a distinctive trading month and strike price is an "option series."

Unlike call options on individual securities, call options on equity indexes settle in cash when exercised. An index is designed to reflect features of a particular securities market, a specific group of financial instruments or securities or certain economic indicators.

A call option is considered "covered" if the Fund owns the equity security underlying the call option or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, the Fund has segregated cash or other liquid assets in such amount) upon conversion or exchange of other securities held by the Fund. A call option is also considered covered if the Fund holds a call option on the same security as the call option written (sold) where the exercise price of the call held is (i) equal to or less than the exercise price of the call option written (sold), or (ii) greater than the exercise price of the call option written (sold), provided the difference is maintained by the Fund in liquid assets that have been segregated. As a result, the number of covered call options on securities that the Fund can write (sell) is generally limited by the number of equity securities the Fund holds in its portfolio. By writing (selling) covered call options, Analytic seeks to generate income, in the form of the premiums received for writing (selling) the call options. Analytic will consider several factors when writing (selling) call options, including the overall equity market outlook, sector and/or industry attractiveness, individual security considerations, and relative and/or historical levels of option premiums.

The Fund intends to cover these options by owning cash or liquid securities equal to at least the market value of the options, or by collateralizing them as allowed by the OCC in a margin account. The Fund may also cover call options it writes (sells) on equity indexes by maintaining with its custodian assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees, in an amount equal to the contract value of the index option. The Fund may also cover these call options by holding a call option on the same index with an exercise price either equal to or less than the exercise price of the call written, or greater than the exercise price of the call written if the Fund maintains the difference in exercise prices in segregated assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees.

The Fund will write (sell) call options that are generally issued, guaranteed and cleared by OCC, a registered clearing corporation. Listed call options are traded on the American Stock Exchange, Chicago Board Options Exchange, International Securities Exchange, New York Stock Exchange, Pacific Stock Exchange, Philadelphia Stock Exchange and various other U.S. options exchanges. Conventional listed call options have expiration dates that can generally be up to nine months from the date the call options are first listed for trading. Longer-term call options can have expiration dates up to three years from the date of listing. Call options are generally categorized as American-style options or European-style options. The call options the Fund intends to write
(sell) will generally be American-style options, which may be exercised at any time between the date of purchase and the expiration date. The Fund may also write (sell) European-style options, which may be exercised only during a specified period of time just prior to the expiration date. In limited circumstances in which the illiquidity of a market for a particular option effectively precludes the Fund from writing (selling) a covered call option in a manner consistent with the Fund's investment objective and strategy the Fund may write (sell) over-the-counter covered calls.

The Fund may write (sell) call options that are "at-the-money," "in-the-money" or "out-of-the-money." At-the-money call options are options with a strike price equal to the current market price of the underlying equity security or value of the underlying equity index. In-the-money call options are call options with a strike price below the current market price of the underlying equity security or index. The Fund may write (sell) at-the-money and in-the-money call options to earn premium income as a defensive measure to protect against a possible decline in or volatility in the underlying equity security or index. Out-of-the-money call options are options with a strike price above the current market price of the underlying equity security or index. Out-of-the-money options will generate premium income to the Fund as well as provide for potential appreciation in the equity security to the extent of the difference between the strike price and the purchase price of the equity security or value of the index. The Fund does not intend generally to write (sell) call options with exercise prices well below the market price of the underlying stock or market value of the underlying index ("deep-in-the-money") or with exercise prices well above the market price of the underlying stock or market value of the underlying index ("deep-out-of-the-money").

The Fund's options transactions will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded. These limitations govern the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert, regardless of whether the options are written or purchased on the same or different exchanges, boards of trade or other trading facilities or are held or written in one or more accounts or through one or more brokers. Thus, the number of options which the Fund may write or purchase may be affected by options written or purchased by other investment advisory clients of Analytic. An exchange, board of trade or other trading facility may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.

Unlike equity securities, which can be sold, the call options the Fund writes (sells) will either be exercised, expire or be cancelled in a closing transaction. If the price of the underlying equity security or the value of the underlying equity index exceeds the option's exercise price, it is likely that the option holder will exercise the call option. If a call option written (sold) by the Fund on an equity security is exercised, the Fund would be obligated to deliver the underlying equity security to the option holder upon payment of the exercise price. In this case, the call option premium received by the Fund will be added to the amount realized on the sale of the equity security for purposes of determining gain or loss. If the price of the underlying equity security is less than the call option's exercise price, the call option will likely expire without being exercised. In this scenario, the Fund will retain the equity security and expects to write (sell) a new call option against those same shares. The call option premium will be treated as short term capital gain on the expiration date of the call option. The Fund may also elect to close out its position in a call option prior to its expiration by purchasing a call option of the same option series as the call option written (sold) by the Fund. In this case, the call option premium received by the Fund, less the purchase price of the call option will result in short term gain or loss regardless of the length of time the option was held. There is, however, no assurance that the Fund will be able to enter into an offsetting call option purchase when Analytic desires.

OTHER OPTIONS. In addition to the covered call options described above, the Fund may invest in other types of options contracts for investment or risk management purposes.

Analytic may attempt to hedge against market declines in or volatility in equity securities held in the Fund's portfolio and on equity indexes by purchasing put options on those securities. These put options would give the Fund, as the holder of the option, in return for the payment of a premium, the right to sell to the writer (seller) of the option the security underlying the option or to receive a payment based on the value if an equity index at a specified exercise price at any time during the term of the option.

Analytic may also pursue option strategies that include the sale (writing) of both put options and call options on equity securities in the Fund's portfolio as well as the simultaneous purchase and sale of calls and puts, called spreads. All of these positions will be limited loss positions in which the maximum loss will be know and fixed at the time of investment. These strategies may produce a considerably higher return than the Fund's primary strategy of covered call writing, but involve a higher degree of risk and potential volatility.

Analytic may also employ other strategies involving options contracts, which are described under "Investment Objectives and Policies - Derivative Instruments" in the Statement of Additional Information.

FUTURES CONTRACTS. In addition to the strategies described above, the Fund may engage in asset allocation strategies by purchasing or selling futures contracts on securities indexes and other assets. Analytic will use futures contracts as an efficient way to gain broad market exposure with reduced transaction costs and to hedge against market risks in the Fund's portfolio.

A futures contract is an agreement to buy or sell a security (or deliver a cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery of the security) at a specified price and time. A futures contract on an index is an agreement in which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. When a purchase or sale of a futures contract is made by the Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of liquid assets ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract and is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. The Fund expects to earn taxable interest income on its initial margin deposits. A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by the Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, the Fund will mark to market its open futures positions.

Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (involving the same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. Any such gain or loss would be net of associated transaction costs.

When purchasing a futures contract, the Fund will maintain with its custodian (and mark to market on a daily basis) an amount of liquid assets that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract. Alternatively, the Fund may "cover" its position by purchasing a put option on the same futures contract with a strike price as high as or higher than the price of the contract held by the Fund. When selling a futures contract, the Fund will maintain with its custodian (and mark to market on a daily basis) an amount of liquid assets that are equal to the market value of the instruments underlying the contract. Alternatively, the Fund may "cover" its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets that have been segregated).

There are a number of risks associated with the use of futures contracts. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. If futures are used for hedging, there can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the Fund's portfolio securities being hedged. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objective. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. Thus, even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected economic trends.

Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses. There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a futures contract, and the Fund would remain obligated to meet margin requirements until the position is closed.

In addition, futures contracts used by the Fund may be traded on foreign exchanges or may be denominated in or pay revenues in foreign currencies. These transactions may not be regulated as effectively as similar transactions in the United States, may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities and currencies. Some foreign exchanges may be principal markets so that no common clearing facility exists and a trader may look only to the broker for performance of the contract. The value of these positions may be adversely affected by other factors and conditions applicable foreign investments and currencies generally. See "Risks - Foreign (Non-U.S.) Investment Risk."

OTHER DERIVATIVE INSTRUMENTS. In addition to options and futures contracts, the Fund may use a variety of other derivative instruments for hedging or risk management purposes as part of its investment strategies, including options on futures contracts, forward contracts and swap agreements. The Fund may also purchase and sell forward contracts on foreign currencies. A forward contract on a foreign currency provides for the purchase or sale of foreign currency at an exchange rate established at the time of entering the contract but with payment and delivery at a future time. The Fund also may use derivatives to gain exposure to equity and other securities in which the Fund may invest (E.G., pending investment of the proceeds of this offering). Although it has no current intention to do so, the Fund may also use derivatives to add leverage to its portfolio. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of any underlying asset, reference rate or index, and may relate to, among others, individual securities, interest rates, currencies and related indexes. The Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investment directly in securities and other more traditional investments. See "Risks--Derivatives Risk." Please see "Investment Objective and Policies--Derivative Instruments" in the Statement of Additional Information for additional information about these and other derivative instruments that the Fund may use and the risks associated with such instruments.

SHORT SALES. The Fund currently intends to use short sales for investment and risk management purposes. A short sale is a transaction in which the Fund sells an instrument that it does not own, and may be used by Analytic where it anticipates that the market price of the securities will decline or will underperform relative to most other securities held in the portfolio. When the Fund engages in a short sale, it must borrow the security sold short and deliver it to the counterparty. The Fund may have to pay a fee to borrow particular securities and would often be obligated to pay over any payments received on such borrowed securities. The Fund's obligation to replace the borrowed security will be secured by collateral deposited with the lender, which is usually a broker-dealer, and/or with the Fund's custodian. The Fund may not receive any payments (including interest) on its collateral. Short sales expose the Fund to the risk that it will be required to cover its short position at a time when the securities have appreciated in value, thus resulting in a loss to the Fund. The Fund may engage in so-called "naked" short sales where it does not own or have the immediate right to acquire the security sold short at no additional cost, in which case the Fund's losses could theoretically be unlimited.

WHEN ISSUED, DELAYED DELIVERY AND FORWARD COMMITMENT TRANSACTIONS. The Fund may purchase securities on a when-issued basis, may purchase and sell securities for delayed delivery and may make contracts to purchase securities for a fixed price at a future date beyond normal settlement time (forward commitments). When-issued transactions, delayed delivery purchases and forward commitments involve a risk of loss if the value of the securities declines prior to the settlement date. This risk is in addition to the risk that the Fund's other assets will decline in value. Therefore, these transactions may result in a form of financial leverage and increase the Fund's overall investment exposure. Typically, no income accrues on securities the Fund has committed to purchase prior to the time delivery of the securities is made, although the Fund may earn income on securities it has segregated to cover these positions.

FOREIGN (NON-U.S.) INVESTMENTS. The Fund will ordinarily focus its investments in securities of U.S. issuers, but may invest without limit in ADRs and other securities of foreign issuers traded on U.S. securities markets. ADRs are U.S. dollar-denominated receipts issued generally by domestic banks and representing the deposit with the bank of a security of a foreign issuer, and are publicly traded on exchanges or over-the-counter in the United States.

Some of the derivative instruments utilized by the Fund may trade on foreign exchanges or be denominated in or pay revenues in non-U.S. currencies. The Fund

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

may engage in a variety of transactions involving foreign currencies in order to hedge against foreign currency risk or to shift exposure to foreign currency fluctuations from one currency to another. For instance, the Fund may enter into forward foreign currency exchange contracts, foreign currency futures contracts and options on foreign currencies and futures. Suitable hedging transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions at any given time or from time to time. Also, these transactions may not be successful and may eliminate any chance for the Fund to benefit from favorable fluctuations in relevant foreign currencies.

Please see "Investment Objective and Policies--Foreign (Non-U.S.) Securities" in the Statement of Additional Information for a more detailed description of the types of foreign investments and foreign currency transactions in which the Fund may invest and their related risks.

INVESTMENT GRADE DEBT SECURITIES. The Fund may invest a portion of its assets in investment grade debt instruments of varying maturities. Investment grade securities are those rated, at the time of investment, Baa or above by Moody's or BBB or above by S&P, or securities that are unrated but that Analytic judges to be of comparable quality. The debt securities in which the Fund may invest including bonds, commercial paper and other debt securities of U.S. corporate and other issuers, U.S. Government securities, municipal securities, bank certificates of deposit and fixed time deposits and bankers' acceptances. The Fund's credit quality policies apply only at the time a security is purchased, and the Fund is not required to dispose of a security in the event that a rating agency or Analytic downgrades its assessment of the credit characteristics of a particular issue.

Bonds include bills, notes, debentures, money market instruments and similar instruments and securities. Bonds generally are used by corporations and other issuers to borrow money from investors. The issuer pays the investor a variable or fixed rate of interest and normally must repay the amount borrowed on or before maturity. Certain bonds are "perpetual" in that they have no maturity date.

Commercial paper represents short-term unsecured promissory notes issued in bearer form by corporations such as banks or bank holding companies and finance companies. The rate of return on commercial paper may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies.

U.S. Government securities are obligations of, or guaranteed by, the U.S. Government, its agencies or government-sponsored enterprises. U.S. Government securities include a variety of securities that differ in their interest rates, maturities and dates of issue. Securities issued or guaranteed by agencies or instrumentalities of the U.S. Government may or may not be supported by the full faith and credit of the United States or by the right of the issuer to borrow from the U.S. Treasury.

The Fund's investments in debt securities are subject to a number of risks described in this prospectus, including credit risk, interest rate risk, issuer risk, inflation risk, management risk and possibly liquidity risk and smaller company risk. For more information about the debt securities in which the Fund may invest as associates risks, please see "Investment Objectives and Policies" in the Statement of Additional Information."

OTHER INVESTMENT COMPANIES. The Fund may invest in securities of other open- or closed-end investment companies, including exchange-traded funds ("ETFs"), to the extent that such investments are consistent with the Fund's investment objective and policies and permissible under the 1940 Act. The Fund may invest in other investment companies to gain broad market or sector exposure, including during periods when it has large amounts of uninvested cash (such as the period shortly after the Fund receives the proceeds of the offering of its Common Shares), or when Analytic believes share prices of other investment companies offer attractive values. The Fund may invest in investment companies that are advised by Analytic or its affiliates to the extent permitted by applicable law and/or pursuant to exemptive relief from the Securities and Exchange Commission. As a stockholder in an investment company, the Fund will bear its ratable share of that investment company's expenses, and would remain subject to payment of the Fund's management fees and other expenses with respect to assets so invested. Common Shareholders would therefore be subject to duplicative expenses to the extent the Fund invests in other investment companies. Analytic will take expenses into account when evaluating the investment merits of an investment in an investment company relative to available investments in other securities. In addition, the securities of other investment companies may also be leveraged and will therefore be subject to the same leverage risks described herein. As described in the section entitled "Risks--Leverage Risk," the net asset value and market value of leveraged shares will be more volatile and the yield to shareholders will tend to fluctuate more than the yield generated by unleveraged shares.

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements, in which the Fund purchases a security from a bank or broker-dealer and the bank or broker-dealer agrees to repurchase the security at the Fund's cost plus interest within a specified time. If the party agreeing to repurchase should default, the Fund will seek to sell the securities which it holds. This could involve transaction costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Repurchase agreements maturing in more than seven days are considered to be illiquid securities.

REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS. In a reverse repurchase agreement, the Fund would sell securities to a bank or broker-dealer and agree to repurchase the securities at a mutually agreed future date and price. A dollar roll is similar to a reverse repurchase agreement except that the counterparty with which the Fund enters into a dollar roll transaction is not obligated to return the same securities as those originally sold by the Fund, but only securities which are "substantially identical." Generally, the effect of a reverse repurchase agreement or dollar roll transaction is that the Fund can recover and reinvest all or most of the cash invested in the portfolio securities involved during the term of the agreement and still be entitled to the returns associated with those portfolio securities. Therefore, these transactions represent a form of borrowing by the Fund. Such transactions are advantageous if the interest cost to the Fund of the reverse repurchase or dollar roll transaction is less than the returns it obtains on investments purchased with the cash.

To the extent that the Fund does not cover its positions in reverse repurchase agreements and dollar rolls (by segregating liquid assets at least equal in amount to the forward purchase commitment), its obligations under the reverse repurchase agreements or dollar rolls will be subject to the Fund's limitations on borrowings. See "Leverage and Borrowings." The Fund's investments in reverse repurchase agreements and dollar rolls are subject to the risk that the market value of the securities that the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement or dollar roll files for bankruptcy or becomes insolvent, the Fund's use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities.

LENDING OF PORTFOLIO SECURITIES. For the purpose of achieving income, the Fund may lend its portfolio securities to brokers, dealers, and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. Please see "Investment Objective and Policies--Securities Loans" in the Statement of Additional Information for details. When the Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned. The Fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. The Fund may pay lending fees to the party arranging the loan.

REAL ESTATE INVESTMENT TRUSTS (REITS). The Fund may invest in real estate investment trusts ("REITs"). REITs primarily invest in income-producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. REITs are not taxed on income distributed to shareholders provided they comply with the applicable requirements of the Internal Revenue Code of 1986. The Fund will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests in addition to the expenses paid by the Fund. Distributions received by the Fund from REITs may consist of dividends, capital gains and/or return of capital. As REITs generally pay a higher rate of dividends than most other operating companies, to the extent application of the Fund's investment strategy results in the Fund investing in REIT shares, the percentage of the Fund's dividend income received from REIT shares will likely exceed the percentage of the Fund's portfolio that is comprised of REIT shares.

Please see "Investment Objective and Policies" in the Statement of Additional Information for additional information regarding the investments of the Fund and their related risks.


                             LEVERAGE AND BORROWINGS

Although it has no current intention to do so, the Fund reserves the flexibility to issue preferred shares or debt securities or engage in borrowings to add leverage to its portfolio. The Fund may also enter into transactions that include, among others, reverse repurchase agreements, dollar rolls, futures contracts, loans of portfolio securities, swap contracts and other derivatives, as well as when-issued, delayed delivery or forward commitment transactions, that may in some circumstances give rise to a form of financial leverage. However, the Fund ordinarily will cover its positions in these transactions so that there is no resulting leverage. Any leverage used by the Fund would be limited to 30% of the Fund's total assets (including the proceeds of the leverage). To the extent that the Fund uses leverage, it would seek to obtain a higher return for shareholders than if the Fund did not use leverage. Leveraging is a speculative technique and there are special risks involved, including the risk of increased volatility of the Fund's investment portfolio and potentially larger losses than if the strategies were not used.

If there is a net decrease (or increase) in the value of the Fund's investment portfolio, any leverage will decrease (or increase) the net asset value per Common Share to a greater extent than if the Fund were not leveraged. During periods in which the Fund is using certain forms of leverage, the fees paid to Analytic will be higher than if the Fund did not use leverage because the fees paid will be calculated on the basis of the Fund's total managed assets, including borrowings that may be outstanding. Thus, Analytic has a financial incentive for the Fund to utilize certain forms of leverage, which may result in a conflict of interest between Analytic and the Common Shareholders. Fees and expenses paid by the Fund are borne entirely by the Common Shareholders. These include costs associated with any borrowings or other forms of leverage utilized by the Fund.

Under the 1940 Act, the Fund generally is not permitted to have outstanding senior securities representing indebtedness ("borrowings") (including through the use of reverse repurchase agreements, dollar rolls, futures contracts, loans of portfolio securities, swap contracts and other derivatives, as well as when-issued, delayed delivery or forward commitment transactions, to the extent that these instruments constitute senior securities) unless immediately after the financing giving rise to the borrowing, the value of the Fund's total assets less liabilities (other than such borrowings) is at least 300% of the principal amount of such borrowing (I.E., the principal amount may not exceed 331/3% of the Fund's total assets). In addition, the Fund is not permitted to declare any cash dividend or other distribution on Common Shares unless, at the time of such declaration, the value of the Fund's total assets, less liabilities other than borrowings, is at least 300% of such principal amount. If the Fund enters into these transactions, it intends, to the extent possible, to prepay all or a portion of the principal amount due to the extent necessary in order to maintain the required asset coverage. Failure to maintain certain asset coverage requirements could result in an event of default and entitle holders of any senior securities of the Fund to elect a majority of the Trustees of the Fund. Derivative instruments used by the Fund will not constitute senior securities (and will not be subject to the Fund's limitations on borrowings) to the extent that the Fund segregates liquid assets at least equal in amount to its obligations under the instruments, or enters into offsetting transactions or owns positions covering its obligations. For instance, the Fund may cover its position in a reverse repurchase agreement by segregating liquid assets at least equal in amount to its forward purchase commitment.

The Fund may borrow money to repurchase its shares or as a temporary measure for extraordinary or emergency purposes, including for the payment of dividends or the settlement of securities transactions which otherwise might require untimely dispositions of the Fund's securities.


                                      RISKS

 The net asset value and market price of the Common Shares will fluctuate and be affected by a number of risks which are summarized below. Please see "Investment Objectives and Policies" in the Statement of Additional Information for a further description of these and other risks associated with an investment in the Fund.

NO PRIOR HISTORY

The Fund is a newly organized, diversified, closed-end management investment company and has no operating history.

MARKET DISCOUNT RISK

As with any stock, the price of the Fund's Common Shares will fluctuate with market conditions and other factors. Shares of closed-end management investment companies frequently trade at a discount from their net asset value. If you sell Common Shares, the price you receive may be more or less than your original investment. Net asset value will be reduced immediately following the initial offering by any sales load and by organizational and offering expenses paid or reimbursed by the Fund. The Fund's shares may trade at a price that is less than their initial offering price. This risk may be greater for investors who sell their shares relatively shortly after completion of the initial public offering. The Common Shares are designed for long-term investors and should not be treated as trading vehicles.

EQUITY SECURITIES AND RELATED MARKET RISK

The market price of common stocks and other equity securities may go up or down, sometimes rapidly or unpredictably. Equity securities may decline in value due to factors affecting equity securities markets generally and factors affecting particular industries represented in those markets. The values of equity securities may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than bonds and other debt securities. Changes in value of the securities in which the Fund invests will affect the market value of the Common Shares.

ISSUER RISK

The value of the Fund's portfolio securities may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage, its historical and prospective earnings, the value of its assets and reduced demand for its goods and services.

OPTIONS RISK

The Fund intends use options contracts on securities and equity indexes as a principal investment strategy, both in an attempt to enhance returns and for hedging purposes. There are various risks associated with transactions in options on securities. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. As the writer of a covered call option on an individual security, the Fund forgoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price.

There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed upon particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the OCC may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options). If trading were discontinued, the secondary market on that exchange (or in that class or series of options) would cease to exist. However, outstanding options on that exchange that had been issued by the OCC as a result of trades on that exchange would continue to be exercisable in accordance with their terms. The Fund's ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. If the Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise.

The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets. Call options are marked to market daily and their value will be affected by changes in the value of and dividend rates of the underlying common stocks, an increase in interest rates, changes in the actual or perceived volatility of the stock market and the underlying common stocks and the remaining time to the options' expiration. Additionally, the exercise price of an option may be adjusted downward before the option's expiration if corporate events affect the underlying equity security, such as extraordinary dividends, stock splits, merger or other extraordinary distributions or events. A reduction in the exercise price of an option would reduce the Fund's capital appreciation potential on the underlying security.

When the Fund writes a covered put option on an individual security, it bears the risk of loss if the value of the underlying stock declines below the exercise price. If the option is exercised, the Fund could incur a loss if it is required to purchase the stock underlying the put option at a price greater than the market price of the stock at the time of exercise. While the Fund's potential gain in writing a covered put option is limited to the interest earned on the liquid assets securing the put option plus the premium received from the purchaser of the put option, the Fund risks a loss equal to the entire value of the stock.

To the extent that the Fund purchases options pursuant to a hedging strategy, the Fund will be subject to the following additional risks. If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security or the value of the equity index remains equal to or greater than the exercise price (in the case of a put), or remains less than or equal to the exercise price (in the case of a call), the Fund will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security. If restrictions on exercise were imposed, the Fund might be unable to exercise an option it had purchased. If the Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless.

The Fund's options transactions will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded. These limitations govern the maximum number of options in each class that may be written or purchased by a single investor or group of investors acting in concert, regardless of whether the options are written or purchased on the same or different exchanges, boards of trade or other trading facilities or are held or written in one or more accounts or through one or more brokers. Thus, the number of options which the Fund may write or purchase may be affected by options written or purchased by other investment advisory clients of Analytic. An exchange, board of trade or other trading facility may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.

OTHER DERIVATIVES RISK

In addition to options, the Fund may use a variety of derivative instruments for hedging or risk management purposes as part of its investment strategies, including futures contracts, options on futures contracts, forward contracts and swap agreements. The Fund also may use derivatives to gain exposure to equity and other securities in which the Fund may invest (E.G., pending investment of the proceeds of this offering). Although it has no current intention to do so, the Fund may also use derivatives to add leverage to its portfolio. Derivatives are subject to a number of risks described elsewhere in this prospectus, such as liquidity risk, equity securities risk, issuer risk, interest rate risk, credit risk, leveraging risk, counterparty risk, management risk and, if applicable, medium and smaller company risk. They also involve the risk of mispricing or improper valuation, the risk of ambiguous documentation, and the risk that changes in the value of a derivative may not correlate perfectly with an underlying asset, interest rate or index. Suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.1

SHORT SALES RISK

The Fund may engage in short sales, which are transactions in which the Fund sells a security or other instrument that it does not own, and may be used by Analytic where it anticipates that the market price of the securities will decline or will underperform relative to most other securities held in the portfolio. The Fund may use short sales for risk management and investment purposes. When the Fund engages in a short sale, it must borrow the security sold short and deliver it to the counterparty. The Fund may have to pay a fee to borrow particular securities and would often be obligated to pay over any payments received on these borrowed securities. Short sales expose the Fund to the risk that it will be required to cover its short position at a time when the securities have appreciated in value, thus resulting in a loss to the Fund. Such a loss could theoretically be unlimited in a case where the Fund is unable, for whatever reason, to close out its short position, particularly where the Fund engages in so-called "naked" short sales (I.E., where it does not own or have the immediate right to acquire the security sold short at no additional cost).

COUNTERPARTY RISK

The Fund will be subject to risk with respect to the counterparties to the derivative contracts purchased by the Fund. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. The Fund may obtain only a limited recovery or may obtain no recovery in such circumstances.

CREDIT RISK

Credit risk is the risk that one or more debt obligations in the Fund's portfolio will decline in price, or fail to pay interest or principal when due, because the issuer of the obligation or borrower experiences an actual or perceived decline in its financial status. The Fund will limit its investments in debt securities to those that are of investment grade quality at the time of investment (I.E., Baa or above by Moody's or BBB or above by S&P, or securities that are unrated but that Analytic judges to be of comparable quality). However, investment grade debt securities are subject to some degree of credit risk and the risk of default. Debt securities in the lowest investment grade category may be considered to possess speculative characteristics by some ratings agencies.

INCOME RISK

The income shareholders receive from the Fund is based primarily on the dividends and interest it earns from its investments as well as the premiums the Fund receives from writing options, each of which can vary widely over the short and long term. If prevailing market interest rates decline, distribution rates on debt securities held by the Fund, and shareholders' income from the Fund, would likely decline as well. The Fund's income also would likely be affected adversely when prevailing short-term interest rates increase if and when the Fund is utilizing leverage.

MEDIUM AND SMALLER COMPANY RISK

The Fund may invest significantly in companies with medium-sized market capitalizations (such as those included in the S&P 500 Index) and also reserves the flexibility to invest in companies with smaller market capitalizations. The general risks associated with the types of securities in which the Fund invests are particularly pronounced for securities issued by companies with medium and smaller market capitalizations. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. As a result, they may be subject to greater levels of credit, market and issuer risk. Securities of medium and smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more sharply than other securities.

FOCUSED INVESTMENT RISK

Although the Fund has a policy not to "concentrate" investments in any particular industry, it may (consistent with that policy) invest up to 25% of its assets in any particular industry. To the extent that the Fund focuses its investments in a particular industry, the net asset value of the Fund will be more susceptible to events or factors affecting companies in that industry. These may include, but are not limited to, governmental regulation, inflation, rising interest rates, cost increases in raw materials, fuel and other operating expenses, technological innovations that may render existing products and equipment obsolete, competition from new entrants, high research and development costs, increased costs associated with compliance with environmental or other regulation, and other economic, market, political or other developments specific to that industry. Also, the Fund may have greater risk to the extent that it invests a substantial portion of its assets in companies in related industries, such as "technology" or "financial and business services," which may share common characteristics, are often subject to similar business risks and regulatory burdens, and whose securities may react similarly to the types of event or factors described above. The Fund will also be subject to focused investment risks to the extent that it invests a substantial portion of its assets in a small number of issuers or in a particular country or geographic region.

INTEREST RATE RISK

Generally, when market interest rates rise, the prices of debt obligations fall, and vice versa. Interest rate risk is the risk that securities in the Fund's portfolio will decline in value because of increases in market interest rates. During periods of declining interest rates, an issuer of debt securities may exercise an option to redeem securities prior to maturity, forcing the Fund to invest in lower-yielding securities. During periods of rising interest rates, the average life of certain types of securities may be extended due to slower than expected payments. This may lock in a below market yield, increase the security's duration and reduce the security's value. Because market interest rates are currently near their lowest levels in many years, there is a greater risk that the Fund's investments in debt securities will decline in value as market interest rates rise. Any use of leverage by the Fund will tend to increase Common Share interest rate risk.

LEVERAGE RISK

Although it has no current intention to do so, the Fund reserves the flexibility to issue preferred shares or debt securities or engage in borrowings to add leverage to its portfolio. The Fund may also enter into transactions that include, among others, reverse repurchase agreements, dollar rolls, futures contracts, loans of portfolio securities, swap contracts and other derivatives, as well as when-issued, delayed delivery or forward commitment transactions, that may in some circumstances give rise to a form of financial leverage. However, the Fund ordinarily will cover its positions in these transactions so that there is no resulting leverage. Any leverage used by the Fund would be limited to 30% of the Fund's total assets (including the proceeds of the leverage).

The Fund manages certain of its derivative positions by maintaining an amount of cash or liquid securities in a segregated account equal to the face value of those positions. The Fund may also offset derivatives positions against one another or against other assets to manage effective market exposure resulting from derivatives in its portfolio. To the extent that the Fund does not segregate liquid assets or otherwise cover its obligations under these transactions (E.G., through offsetting positions), these transactions will be treated as senior securities representing indebtedness ("borrowings") for purposes of the requirement under the 1940 Act that the Fund may not enter into any such transactions if the Fund's borrowings would thereby exceed 33 1/3% of its total assets. See "Leverage and Borrowings." The Fund's use of leverage would create the opportunity for increased Common Share net income, but also would result in special risks for Common Shareholders. If used, there is no assurance that the Fund's leveraging strategies will be successful. Leverage creates the likelihood of greater volatility of net asset value and market price of Common Shares.

Because the fees received by Analytic are based on the total managed assets of the Fund (including assets attributable to any borrowings that may be outstanding), Analytic has a financial incentive for the Fund to utilize borrowings, which may create a conflict of interest between Analytic and the Common Shareholders.

MANAGEMENT RISK

The Fund is subject to management risk because it is an actively managed portfolio. Analytic and the individual portfolio managers will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

FOREIGN (NON-U.S.) INVESTMENT RISK

The Fund's investments in ADRs and other securities of foreign issuers involve special risks. For example, the value of these investments may decline in response to unfavorable political and legal developments, unreliable or untimely information, or economic and financial instability. Similar foreign investment risks may apply to futures contracts and other derivative instruments in which the Fund invests that trade on foreign exchanges. The value of derivative and other instruments denominated in or that pay revenues in foreign currencies may fluctuate based on changes in the value of those currencies relative to the U.S. dollar, and a decline in applicable foreign exchange rates could reduce the value of such instruments held by the Fund. Foreign settlement procedures also may involve additional risks.

TAX AND DIVIDEND RISK

Call option premiums received by the Fund (which will ordinarily constitute a significant portion of the Fund's net investment income) will be recognized upon exercise. lapse or other disposition of the option and generally will be treated by the Fund as short-term capital gain or loss. Some of the covered call options and other devices employed by the Fund reduce risk to the Fund by substantially diminishing its risk of loss in offsetting positions in substantially similar or related property, thereby giving rise to "straddles" under the federal income tax rules. The straddle rules require the Fund to defer certain losses on positions within a straddle, and terminate or suspend the holding period for certain securities in which the fund does not yet have a long-term holding period. Thus, the Fund cannot assure you as to any level of regular quarterly net investment income (income other than net long-term capital gain) that will be treated as ordinary income, cannot assure you as to any level of capital gains distributions and cannot assure you as to any ratio of regular quarterly distributions to capital gain distributions. In addition, there can be no assurance as to the percentage (if any) of the Fund's distributions that will qualify for taxation to individual Common Shareholders as "qualified dividend income," and thus be eligible for taxation at favorable rates applicable to long-term capital gains. The Fund will not be managed in an attempt to reduce or minimize Fund distributions that are taxable to Shareholders at ordinary income tax rates. See "Tax Matters."

INFLATION/DEFLATION RISK

Inflation risk is the risk that the value of assets or income from the Fund's investments will be worth less in the future as inflation decreases the value of payments at future dates. As inflation increases, the real value of the Fund's portfolio could decline. Deflation risk is the risk that prices throughout the economy decline over time. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund's portfolio.

LIQUIDITY RISK

The Fund may invest up to 20% of its total assets in securities which are illiquid at the time of investment. The term "illiquid securities" for this purpose is determined using the Securities and Exchange Commission's standard applicable to open-end investment companies. Under this standard, securities that cannot be disposed of within seven days in the ordinary course of business at approximately the value at which the Fund has valued the securities are considered illiquid. Illiquid securities may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in market value. The Fund may be subject to significant delays in disposing of illiquid securities. Accordingly, the Fund may be forced to sell these securities at less than fair market value or may not be able to sell them when Analytic believes it is desirable to do so. Illiquid securities also may entail registration expenses and other transaction costs that are higher than those for liquid securities. Restricted securities, I.E., securities subject to legal or contractual restrictions on resale, may also be illiquid. However, some restricted securities (such as certain commercial paper) may be treated as liquid for these purposes.

MARKET DISRUPTION AND GEOPOLITICAL RISK

The war with Iraq, its aftermath and the continuing occupation of Iraq is likely to have a substantial impact on the U.S. and world economies and securities markets. The nature, scope and duration of the war and occupation and the potential costs of rebuilding the Iraqi infrastructure cannot be predicted with any certainty. Terrorist attacks on the World Trade Center and the Pentagon on September 11, 2001 closed some of the U.S. securities markets for a four-day period and similar future events cannot be ruled out. The war and occupation, terrorism and related geopolitical risks have led, and may in the future lead to, increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Those events could also have an acute effect on individual issuers or related groups of issuers. These risks could also adversely affect individual issuers and securities markets, interest rates, secondary trading, ratings, credit risk, inflation and other factors relating to the Common Shares.

CERTAIN AFFILIATIONS

Unless and until the underwriting syndicate is broken in connection with the initial public offering of the Common Shares, the Fund will be precluded from effecting principal transactions with brokers who are members of the syndicate. This could limit the Fund's ability to engage in securities transactions and take advantage of market opportunities.

ANTI-TAKEOVER PROVISIONS

The Fund's Declaration includes provisions that could limit the ability of other entities or persons to acquire control of the Fund or convert the Fund to open-end status. See "Anti-Takeover and Other Provisions in the Declaration of Trust." These provisions in the Declaration could have the effect of depriving the Common Shareholders of opportunities to sell their Common Shares at a premium over the then-current market price of the Common Shares or at net asset value.

                            HOW THE FUND MANAGES RISK

INVESTMENT LIMITATIONS

The Fund has adopted investment limitations designed to limit investment risk and maintain portfolio diversification. These limitations (two of which are listed below) are fundamental and may not be changed without the approval of the holders of a majority of the outstanding Common Shares. The Fund may not:

          >Concentrate its investments in a particular "industry," as that term is used in the 1940 Act and as > interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time;
           and

          >With respect to 75% of the Fund's total assets, purchase the securities of any issuer, except securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities or securities of other investment companies, if, as a result, (i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

The Fund would be deemed to "concentrate" its investments in a particular industry if it invested more than 25% of its total assets in that industry. The Fund's industry concentration policy does not preclude it from focusing investments in issuers in a group of related industrial sectors (such as different types of utilities).

HEDGING AND RELATED STRATEGIES

As described elsewhere in this prospectus, the Fund may use a variety of investment strategies and instruments designed to limit the risk of price fluctuations of its portfolio securities and to preserve capital. For instance, the Fund may invest in derivative instruments for the purpose of hedging its exposure to particular issuers and/or markets. Hedging strategies that the Fund may use include options contracts (including options on futures contracts), futures contracts, forward contracts, swap agreements and short sales, including instruments based on either an index or individual equity securities whose prices, Analytic believes, correlate with the prices of the Fund's investments. The Fund may also engage in hedging transactions relating to foreign currencies. Income earned by the Fund from many hedging activities will be treated as capital gain and, if not offset by net realized capital loss, will be distributed to shareholders in taxable distributions. There is no assurance that these hedging strategies will be available at any time or that Analytic will determine to use them or, if used, that the strategies will be successful.

                             MANAGEMENT OF THE FUND

TRUSTEES AND OFFICERS

The Board of Trustees is responsible for the management of the Fund, including supervision of the duties performed by Analytic. There are currently Trustees of the Fund, of whom are not "interested person" (as defined in the 1940 Act) of the Fund or Analytic. The names and business addresses of the Trustees and officers of the Fund and their principal occupations and other affiliations during the past five years are set forth under "Management of the Fund" in the Statement of Additional Information.

INVESTMENT ADVISER

Analytic serves as the investment adviser of the Fund. Subject to the supervision of the Board of Trustees, Analytic is responsible for managing, either directly or through others selected by it, the investment activities of the Fund. Analytic is a California corporation located at 500 South Grand Avenue, 23rd Floor, Los Angeles, CA 90071. Analytic was founded in 1970 as one of the first independent investment counsel firms specializing in the creation and continuous management of optioned equity and optioned debt portfolios for fiduciaries and other long-term investors. Analytic serves mutual funds, pensions and profit-sharing plans, endowments, foundations, corporate investment portfolios, mutual savings banks and insurance companies. Analytic is wholly owned by Old Mutual (US) Holdings Inc. Old Mutual (US) Holdings Inc. is a wholly owned subsidiary of Old Mutual plc, a London-based, multi-national financial services firm. As of June 30, 2004, Old Mutual plc and its affiliates had an aggregate of $236 billion of assets under management. Old Mutual plc is among the top 100 global financial services firms, based on assets under management.

A team of investment professionals at Analytic share primary responsibility for the day-to-day portfolio management of the Fund. Mr. McMurran oversees the team regarding the management of the Fund. The following provides information regarding the members of the team.

              NAME                       SINCE                              PROFESSIONAL EXPERIENCE
------------------------------     ----------------    -----------------------------------------------------------------------
Gregory M.  McMurran                     2005           Mr.  McMurran is responsible for the management of
                                      (Inception)       implementation of Analytic's investment strategies, including those used for the Fund.  He joined Analytic in 1976.  He is a major contributor to the firm's ongoing research efforts.
                                                        Mr. McMurran has an extensive background in the implementation of the firm's quantitative investment strategies.  He received a B.S. in Economics from the University of California, Irvine.
                                                        He also received an M.A. in Economics at California State
                                                        University, Fullerton.  He has 28 years of industry experience.

Harindra De Silva, Ph.D., CFA              2005         Dr. de Silva is responsible for Analytic's strategic direction
                                      (Inception)       and the ongoing development of its investment processes.  He focuses on the ongoing research and portfolio management
                                                        efforts for the firm's U.S Equity strategies and Tactical Asset
                                                        Allocation strategies.  Before joining Analytic in 1995, he was a Principal at Analysis Group, Inc., where he was responsible for providing economic research services to institutional
                                                        investors including investment managers, large pension funds, and endowments.  He received a Ph.D. in Finance from the
                                                        University of California, Irvine.  He holds a B.S. in
                                                        Mechanical Engineering from the University of Manchester
                                                        Institute of Science and Technology, an MBA in Finance and a
                                                        M.S. in Economic Forecasting from the University of Rochester.
                                                        Dr. de Silva is a member of Association for Investment
                                                        Management and Research, the American Finance Association, and
                                                        the International Association of Financial Analysts.  He has 19
                                                        years of industry experience.

              NAME                       SINCE                              PROFESSIONAL EXPERIENCE
------------------------------     ----------------    -----------------------------------------------------------------------------
Dennis Bein, CFA                          2005          Mr. Bein is Analytic's Chief Investment Officer and a Portfolio
                                      (Inception)       Manager responsible for the ongoing research for Analytic's
                                                        U.S. Equity strategies as well as the day-to-day portfolio management and trading of these accounts. Before joining Analytic in 1995, Mr. Bein was a Senior Consultant for AG Risk Management,
                                                        Analysis Group's investment consulting subsidiary. He received an MBA from the Anderson  Graduate School of Management at the
                                                        University of California, Riverside. Mr. Bein completed his undergraduate studies in Business Administration at the University of
                                                        California, Riverside. He is a Chartered Financial Analyst and is
                                                        a member of the Association for Investment Management and Research,
                                                        the Institute of Chartered Financial Analysts and the Los
                                                        Angeles Society of Financial Analysts. He has 14 years of industry experience.

Robert Murdock, Ph.D., CFA                2005
                                      (Inception)       Dr. Murdock is a Portfolio Manager responsible for ongoing research for Analytic's Tactical Asset Allocation strategies, as well as the day-to-day portfolio management and trading of these accounts.  Before joining Analytic in 1997, he was
                                                        employed by The Anderson Graduate School of Management, UCLA as
                                                        a researcher specializing in International Trade Policy.
                                                        Previously, he was a project manager at the Institute for
                                                        Policy Reform in Washington, DC.  He also worked at State
                                                        Street Bank & Trust in Boston as an investment analyst and a research economist for Bonneville Power Administration.  Dr.
                                                        Murdock receive a Ph.D.  in international finance and economics from UCLA's Anderson Graduate School of Management; an MBA in
                                                        Finance from The Tuck School at Dartmouth College; an M.A. in
                                                        Economics from University of Pennsylvania; and a B.S. in
                                                        Economics and Mathematics from the University of Wyoming.  He is a Chartered Financial Analyst.  He has 9 years of industry experience.

Scott Barker, CFA                         2005          Mr. Barker is a Portfolio Manager responsible for the
                                      (Inception)       ongoing research for Analytic's options and fixed income
                                                        based strategies, as well as day-to-day portfolio
                                                        management and trading.  Before joining Analytic in
                                                        1995,  Mr. Barker was a Research Analyst for Analysis
                                                        Group, Inc.  He received a B.A. in Physics from Pomona
                                                        College. He is a Chartered Financial Analyst and a member
                                                        of the Association for Investment Management and Research
                                                        and the Los Angeles Society of Financial Analysts.  He
                                                        has 11 years of industry experience.



Steven Sapra, CFA                         2005          Mr. Sapra is a Portfolio Manager responsible for the ongoing
                                      (Inception)       research for Analytic's U.S. Equity strategies as well as
                                                        day-to-day portfolio management and trading.  Before joining
                                                        Analytic in 1999, Mr. Sapra was a Senior Consultant for BARRA
                                                        Inc.  He received an M.A. in Economics from the University of
                                                        Southern California and a B.S. in Economics from California
                                                        State Polytechnic University, Pomona.  He is a Chartered
                                                        Financial Analyst and a member of Association for Investment
                                                        Management and Research  and the Los Angeles Society of
                                                        Financial Analysts.  He has 7 years of industry experience.

INVESTMENT ADVISORY AGREEMENT

Under an investment advisory agreement between Analytic and the Fund (the "Investment Advisory Agreement"), the Fund has agreed to pay Analytic an annual investment advisory fee payable on a monthly basis at the annual rate of % of the Fund's average daily total managed assets for the services and facilities it provides. Because the fees received by Analytic are based on the total managed assets of the Fund (including assets attributable to any borrowings that may be outstanding), Analytic has a financial incentive for the Fund to utilize borrowings, which may create a conflict of interest between Analytic and the holders of the Fund's Common Shares.

In addition to the fees of Analytic, the Fund pays all other costs and expenses of its operations, including compensation of its Trustees (other than those affiliated with Analytic), custodial expenses, shareholder servicing expenses, transfer agency and dividend disbursing expenses, legal fees, expenses of independent auditors, expenses of repurchasing shares, expenses of preparing, printing and distributing prospectuses, shareholder reports, notices, proxy statements and reports to governmental agencies, and taxes, if any.

ADMINISTRATOR

Old Mutual Fund Services, the Administrator, oversees the administration of the Fund's business and affairs, including regulatory reporting and all necessary office space, equipment, personnel and facilities, as well as services performed by various third parties. Under an administration agreement between the Administrator and the Fund, the Fund has agreed to pay the Administrator an annual fee, payable monthly, in an amount equal to % of the Fund's average daily total managed assets. The Administrator is an affiliate of Analytic and a wholly-owned subsidiary of Old Mutual. The Administrator is organized as a Pennsylvania business trust and has its principal place of business at 1400 Liberty Ridge Drive, Wayne, Pennsylvania 19087


                                 NET ASSET VALUE

The net asset value ("NAV") of the Fund equals the total value of the Fund's portfolio investments and other assets, less any liabilities. The NAV of the Fund will be determined as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) (the "NYSE Close") on each day the New York Stock Exchange is open.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of the last reported sales price or, if available, the closing price reported for an issue traded on an over-the-counter stock market (including the NASDAQ Official Closing Price for NASD traded securities), or if no sales or closing prices are reported, based on quotes obtained from a quotation reporting system, established market makers or pricing services. Short-term investments are priced at amortized cost, which approximates market value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange. All other investments for which market quotes are not readily available are priced at fair value as determined in good faith by or at the direction of the Board of Trustees.

Foreign securities and domestic debt securities are normally priced using data reflecting the earlier closing of the principal markets for those securities. Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using current exchange rates. As a result, the NAV of the Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day on which the New York Stock Exchange is closed.

The Fund has fair value pricing procedures in place, and the Fund's Valuation Committee meets as necessary to fair value securities in circumstances in which market quotes are not readily available. This may include circumstances where Fund assets have been affected by events occurring after the close of trading of a relevant market. By fair valuing a security, including one the price of which may have been affected by events occurring after the close of trading in its market, the Fund would attempt to determine a good faith estimate of a price that it might reasonably expect to receive upon a current sale of that security.


                                  DISTRIBUTIONS

 Commencing with the Fund's first dividend, the Fund intends to make regular quarterly cash distributions to Common Shareholders of all, or substantially all, of its net investment income. Dividends received by the Fund from its investments in equity securities and short-term capital gain (for instance, from premiums earned by the Fund from writing (selling) call options) will ordinarily constitute the Fund's principal source of net investment income. The Fund may also receive net investment income from certain hedging and interest rate transactions and other investments. In addition, at least annually, the Fund would intend to distribute to you your pro rata share of any available net capital gain. Your initial distribution is expected to be declared approximately days, and paid approximately to days, from the completion of this offering, depending on market conditions. Although it does not now intend to do so, the Board of Trustees may change the Fund's dividend policy and the amount or timing of the distributions, based on a number of factors, including the amount of the Fund's undistributed net investment income and historical and projected investment income.

Unless you elect to receive distributions in cash, all of your distributions will be automatically reinvested in additional Common Shares under the Fund's Dividend Reinvestment Plan. See "Dividend Reinvestment Plan."


                           DIVIDEND REINVESTMENT PLAN

Under the Fund's Dividend Reinvestment Plan (the "Plan"), all Common Shareholders whose shares are registered in their own names will have all dividends, including any capital gain dividends, reinvested automatically in additional Common Shares by , as agent for the Common Shareholders (the "Plan Agent"), unless the shareholder elects to receive cash. Shareholders may revoke or reinstate an election to receive cash. In the case of record shareholders such as banks, brokers or other nominees that hold Common Shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of Common Shares certified from time to time by the record shareholder as representing the total amount registered in such shareholder's name and held for the account of beneficial owners who are to participate in the Plan. Shareholders whose shares are held in the name of a bank, broker or nominee should contact the bank, broker or nominee for details. These shareholders may not be able to transfer their shares to another bank or broker and continue to participate in the Plan. All distributions to investors who elect not to participate in the Plan (or whose broker or nominee elects not to participate on the investor's behalf) will be paid in cash by check mailed, in the case of direct shareholders, to the record holder by , as the Fund's dividend disbursement agent.

Unless you elect (or your broker or nominee elects) not to participate in the Plan, the number of Common Shares you will receive will be determined as follows:

     o If on the payment date the net asset value of the Common Shares is equal to or less than the market price per Common Share plus estimated brokerage commissions that would be incurred upon the purchase of Common Shares on the open market the Fund will issue new shares at the greater of (i) the net asset value per Common Share on the payment date or (ii) 95% of the market price per Common Share on the payment date; or

     o If on the payment date the net asset value of the Common Shares is greater than the market price per Common Share plus estimated brokerage commissions that would be incurred upon the purchase of Common Shares on the open market, the Plan Agent will receive the dividend or distribution in cash and will purchase Common Shares in the open market, on the New York Stock Exchange or elsewhere, for the participants' accounts. It is possible that the market price for the Common Shares may increase before the Plan Agent has completed its purchases. Therefore, the average purchase price per share paid by the Plan Agent may exceed the market price on the payment date, resulting in the purchase of fewer shares than if the dividend or distribution had been paid in Common Shares issued by the Fund. The Plan Agent will use all dividends and distributions received in cash to purchase Common Shares in the open market on or shortly after the payment date, but in no event later than the ex-dividend date for the next distribution. Interest will not be paid on any uninvested cash payments.

You may withdraw from the Plan at any time by giving written notice to the Plan Agent. If you withdraw or the Plan is terminated, you will receive a certificate for each whole share in your account under the Plan and you will receive a cash payment for any fraction of a share in your account. If you wish, the Plan Agent will sell your shares and send you the proceeds, minus brokerage commissions.

The Plan Agent maintains all shareholders' accounts in the Plan and gives written confirmation of all transactions in the accounts, including information you may need for tax records. The Plan Agent will also furnish each person who buys Common Shares with written instructions detailing the procedures for electing not to participate in the Plan and to instead receive distributions in cash. Common Shares in your account will be held by the Plan Agent in non-certificated form. Any proxy you receive will include all Common Shares you have received under the Plan.

There is no brokerage charge for reinvestment of your dividends or distributions in Common Shares. However, all participants will pay a pro rata share of brokerage commissions incurred by the Plan Agent when it makes open market purchases.

Automatically reinvested dividends and distributions are taxed in the same manner as cash dividends and distributions.

The Fund and the Plan Agent reserve the right to amend or terminate the Plan. There is no direct service charge to participants in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the
participants. Additional information about the Plan may be obtained from       ,
          , telephone number .


                              DESCRIPTION OF SHARES

 The Declaration authorizes the issuance of an unlimited number of Common Shares. The Common Shares will be issued with a par value of $.00001 per share. All Common Shares have equal rights to the payment of dividends and the distribution of assets upon liquidation. Common Shares will, when issued, be fully paid and, subject to matters discussed in "Anti-Takeover and Other Provisions in the Declaration of Trust," non-assessable, and will have no pre-emptive or conversion rights or rights to cumulative voting.

The Common Shares are expected to be listed on the New York Stock Exchange. The Fund intends to hold annual meetings of shareholders so long as the Common Shares are listed on a national securities exchange and annual meetings are required as a condition of such listing.

Net asset value will be reduced immediately following the offering by the amount of the sales load and organization and offering expenses paid or reimbursed by the Fund. has agreed to pay (i) all of the Fund's organizational expenses and
(ii) the amount by which the Fund's offering costs (other than the sales load) exceed $.03 per share.

Unlike open-end funds, closed-end funds like the Fund do not continuously offer shares and do not provide daily redemptions. Rather, if a shareholder determines to buy additional Common Shares or sell shares already held, the shareholder may do so by trading on the exchange through a broker or otherwise. Shares of closed-end investment companies may frequently trade on an exchange at prices lower than net asset value, although they have during some periods traded at prices equal to or higher than net asset value. The Fund's Declaration limits the ability of the Fund to convert to open-end status. See "Anti-Takeover and Other Provisions in the Declaration of Trust."

Because the market value of the Common Shares may be influenced by such factors as dividend levels, call protection, portfolio credit quality, net asset value, relative demand for and supply of these shares in the market, general market and economic conditions, and other factors beyond the control of the Fund, the Fund cannot assure you that the Common Shares will trade at a price equal to or higher than net asset value in the future. The Common Shares are designed primarily for long-term investors, and investors in the Common Shares should not view the Fund as a vehicle for trading purposes. See the Statement of Additional Information under "Repurchase of Common Shares; Conversion to Open-End Fund."


         ANTI-TAKEOVER AND OTHER PROVISIONS IN THE DECLARATION OF TRUST

The Declaration includes provisions that could limit the ability of other entities or persons to acquire control of the Fund or to convert the Fund to open-end status. The Fund's Trustees are divided into three classes. At each annual meeting of shareholders, the term of one class will expire and each Trustee elected to that class will hold office for a term of three years. The classification of the Board of Trustees in this manner could delay for an additional year the replacement of a majority of the Board of Trustees. In addition, the Declaration provides that a Trustee may be removed only for cause and only (i) by action of at least seventy-five percent (75%) of the outstanding shares of the classes or series of shares entitled to vote for the election of such Trustee, or (ii) by at least seventy-five percent (75%) of the remaining Trustees.

As described below, the Declaration grants special approval rights with respect to certain matters to members of the Board who qualify as "Continuing Trustees," which term means a Trustee who either (i) has been a member of the Board for a period of at least thirty-six months (or since the commencement of the Fund's operations, if less than thirty-six months) or (ii) was nominated to serve as a member of the Board of Trustees by a majority of the Continuing Trustees then members of the Board.

The Declaration requires the affirmative vote or consent of at least seventy-five percent (75%) of the Board of Trustees and holders of at least seventy-five percent (75%) of the Fund's shares to authorize certain Fund transactions not in the ordinary course of business, including a merger or consolidation, issuance or transfer by the Fund of the Fund's shares (except as may be pursuant to a public offering, the Fund's dividend reinvestment plan or upon exercise of any stock subscription rights), a sale, transfer or other disposition of Fund assets, or any shareholder proposal regarding specific investment decisions, unless the transaction is authorized by both a majority of the Trustees and seventy-five percent (75%) of the Continuing Trustees (in which case no shareholder authorization would be required by the Declaration, but may be required in certain cases under the 1940 Act). The Declaration also requires the affirmative vote or consent of holders of at least seventy-five percent (75%) of the Fund's shares entitled to vote on the matter to authorize a conversion of the Fund from a closed-end to an open-end investment company, unless the conversion is authorized by both a majority of the Trustees and seventy-five percent (75%) of the Continuing Trustees (in which case shareholders would have only the minimum voting rights required by the 1940 Act with respect to the conversion). Also, the Declaration provides that the Fund may be terminated at any time by vote or consent of at least seventy-five percent (75%) of the Fund's shares or, alternatively, by vote or consent of both a majority of the Trustees and seventy-five percent (75%) of the Continuing Trustees. See "Anti-Takeover and Other Provisions in the Declaration of Trust" in the Statement of Additional Information for a more detailed summary of these provisions.

The Trustees may from time to time grant other voting rights to shareholders with respect to these and other matters in the Fund's Bylaws.

The overall effect of these provisions is to render more difficult the accomplishment of a merger or the assumption of control of the Fund by a third party. They provide, however, the advantage of potentially requiring persons seeking control of the Fund to negotiate with its management regarding the price to be paid and facilitating the continuity of the Fund's investment objective and policies. The provisions of the Declaration described above could have the effect of depriving the Common Shareholders of opportunities to sell their Common Shares at a premium over the then current market price of the Common Shares by discouraging a third party from seeking to obtain control of the Fund in a tender offer or similar transaction. The Board of Trustees of the Fund has considered the foregoing anti-takeover provisions and concluded that they are in the best interests of the Fund and its Common Shareholders.

The foregoing is intended only as a summary and is qualified in its entirety by reference to the full text of the Declaration and the Fund's Bylaws, both of which are on file with the Securities and Exchange Commission.

Under Massachusetts law, shareholders could, in certain circumstances, be held personally liable for the obligations of the Fund. However, the Declaration contains an express disclaimer of shareholder liability for debts or obligations of the Fund and requires that notice of such limited liability be given in each agreement, obligation or instrument entered into or executed by the Fund or the Trustees. The Declaration further provides for indemnification out of the assets and property of the Fund for all loss and expense of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund would be unable to meet its obligations. The Fund believes that the likelihood of such circumstances is remote.


            REPURCHASE OF COMMON SHARES; CONVERSION TO OPEN-END FUND

 The Fund is a closed-end investment company and as such its shareholders will not have the right to cause the Fund to redeem their shares. Instead, the Common Shares will trade in the open market at a price that will be a function of several factors, including dividend levels, net asset value, call protection, portfolio credit quality, relative demand for and supply of such shares in the market, general market and economic conditions, conditions affecting individual issuers and other factors. Shares of a closed-end investment company may frequently trade at prices lower than net asset value. The Fund's Board of Trustees regularly monitors the relationship between the market price and net asset value of the Common Shares. If the Common Shares were to trade at a substantial discount to net asset value for an extended period of time, the Board may consider the repurchase of its Common Shares on the open market or in private transactions, the making of a tender offer for such shares, or the conversion of the Fund to an open-end investment company. The Fund cannot assure you that its Board of Trustees will decide to take or propose any of these actions, or that share repurchases or tender offers will actually reduce market discount.

If the Fund were to convert to an open-end company, the Common Shares would no longer be listed on the New York Stock Exchange. In contrast to a closed-end investment company, shareholders of an open-end investment company may require the company to redeem their shares at any time (except in certain circumstances as authorized by or under the 1940 Act) at their net asset value, less any redemption charge that is in effect at the time of redemption.

Before deciding whether to take any action to convert the Fund to an open-end investment company, the Board would consider all relevant factors, including the extent and duration of the discount, the liquidity of the Fund's portfolio, the impact of any action that might be taken on the Fund or its shareholders, and market considerations. Based on these considerations, even if the Fund's shares should trade at a discount, the Board of Trustees may determine that, in the interest of the Fund and its shareholders, no action should be taken. See the Statement of Additional Information under "Repurchase of Common Shares; Conversion to Open-End Fund" for a further discussion of possible action to reduce or eliminate such discount to net asset value.

                                   TAX MATTERS

FEDERAL INCOME TAX MATTERS

The following federal income tax discussion is based on the advice of Ropes & Gray LLP, counsel to the Fund, and reflects provisions of the Internal Revenue Code of 1986, as amended (the "Code"), existing Treasury regulations, rulings published by the Internal Revenue Service (the "Service"), and other applicable authority, as of the date of this prospectus. These authorities are subject to change by legislative or administrative action, possibly with retroactive effect. The following discussion is only a summary of some of the important tax considerations generally applicable to investments in the Fund. For more detailed information regarding tax considerations, see the Statement of Additional Information. There may be other tax considerations applicable to particular investors. In addition, income earned through an investment in the Fund may be subject to state and local taxes.

The Fund intends to qualify each year for taxation as a regulated investment company eligible for treatment under the provisions of Subchapter M of the Code. If the Fund so qualifies and satisfies certain distribution requirements, the Fund will not be subject to federal income tax on income distributed in a timely manner to its shareholders in the form of dividends or capital gain distributions.

To satisfy the distribution requirement applicable to regulated investment companies, amounts paid as dividends by the Fund to its shareholders, must qualify for the dividends-paid deduction.

The Fund's investments in certain debt obligations may cause the Fund to recognize taxable income in excess of the cash generated by such obligations. Thus, the Fund could be required at times to liquidate other investments in order to satisfy its distribution requirements.

For federal income tax purposes, distributions of investment income are generally taxable as ordinary income to the extent of the Fund's current and accumulated earnings and profits. Taxes on distributions of capital gains are determined by how long the Fund owned (and is treated under federal income tax rules as having owned) the investments that generated them, rather than how long a shareholder has owned his or her shares. Distributions of net capital gains from the sale of investments that the Fund owned for more than one year and that are properly designated by the Fund as capital gain dividends will be taxable as long-term capital gains. Distributions of gains from the sale of investments that the Fund owned for one year or less will be taxable as ordinary income. Call option premiums received by the Fund (which will ordinarily constitute a significant portion of the Fund's net investment income) will be recognized upon exercise, lapse or other disposition of the option and will be treated by the Fund as short-term capital gain or loss, unless the option is actually exercised (i.e. does not lapse and is not cancelled pursuant to a closing transaction) after the related "substantially similar" stock or other property is treated for federal income tax purposes as having been held for more than a year; consequently, distributions of such premiums will generally be taxable as ordinary income. Distributions in excess of the Fund's current and accumulated earnings and profits are treated as returns of capital to the extent of the shareholder's basis in the shares, and thereafter as capital gain.

The Fund's call-writing activities will affect the period for which it is respected as having held property on which such calls are written (or for which options substantially diminish the risk, are set forth in IRS regulations)for federal income tax purposes. Some of the covered call options and other devices employed by the Fund reduce risk to the Fund by substantially diminishing its risk of loss in offsetting positions in substantially similar or related property, thereby giving rise to "straddles" under the federal income tax rules. The straddle rules require the fund to defer certain losses on positions within a straddle and to terminate the holding period for shares which become part of a straddle before the long-term capital gains period has been reached. In other words, the Fund will not be respected as having owned the shares for any time before the options lapse or are otherwise terminated. Because the Fund intends to sell mostly out-of-the-money options, the Fund expects that most of its covered call options will constitute "qualified covered call options" that are generally excepted from the straddle rules. As such, they generally will not trigger the loss deferral provisions of the straddle rules, so that the holding period for the substantially similar property will not be terminated but instead will be suspended while the call options are outstanding. It is expected that most of the gains from the sale of shares underlying or substantially similar to such call options will be taxable as ordinary income.

For taxable years beginning on or before December 31, 2008, the Fund may designate distributions of investment income derived from dividends of U.S. corporations and some foreign corporations as "qualified dividend income," provided holding period and other requirements are met by the Fund. Qualified dividend income will be taxed in the hands of individuals at the rates applicable to long-term capital gain, provided the same holding period and other requirements are met by the shareholder. Fund dividends representing distributions of interest income and short-term capital gains (including premiums received by the Fund as the seller (writer) of expired options contracts) cannot be designated as qualified dividend income and will not qualify for the reduced rates. In addition, the straddle rules described above, which terminate or suspend the holding period of securities substantially similar to covered calls and other reduced-risk investments, will bear adversely on the Fund's ability to designate distributions as qualified dividend income. There can be no assurance as to the percentage (if any) of the Fund's distributions that will qualify for taxation to individual Common Shareholders as qualified dividend income. The Fund will not be managed in an attempt to reduce or minimize Fund distributions that are taxable to Shareholders at ordinary income tax rates.

Distributions are taxable to shareholders even if they are paid from income or gains earned by the Fund before a shareholder's investment (and thus were included in the price the shareholder paid). Distributions are taxable whether shareholders receive them in cash or reinvest them in additional shares through the Dividend Reinvestment Plan. Shareholders will be notified annually as to the U.S. federal tax status of distributions. Any gain resulting from the sale or exchange of Fund shares generally will be taxable as capital gains.

The long-term capital gain rates applicable to most shareholders will be 15% (with lower rates applying to taxpayers in the 10% and 15% ordinary income tax brackets) for taxable years beginning on or before December 31, 2008.

The Fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased. In addition, the Fund's investments in foreign securities or foreign currencies may increase or accelerate the Fund's recognition of ordinary income and may affect the timing or amount of the Fund's distributions.

Under current law, the backup withholding tax rate is 28% for amounts paid through 2010 and will be 31% for amounts paid after December 31, 2010. The Fund is required to apply backup withholding to certain taxable distributions and redemption proceeds including, for example, distributions paid to any individual shareholder who fails to properly furnish the Fund with a correct taxpayer identification number. Please see "Tax Matters" in the Statement of Additional Information for additional information about backup withholding.

This section relates only to federal income tax consequences of investing in the Fund; the consequences under other tax laws may differ. You should consult your tax advisor as to the possible application of foreign, state and local income tax laws to Fund dividends and capital distributions. Please see "Tax Matters" in the Statement of Additional Information for additional information regarding the tax aspects of investing in the Fund.

                                  UNDERWRITING

The Underwriters named below, acting through ____________________, ____________________, and ____________________, as lead managers, and
____________________, ____________________, ____________________,
____________________, and ____________________, as their representatives
(together with the lead managers, the "Representatives"), have severally agreed, subject to the terms and conditions of an underwriting agreement with the Fund and Analytic (the "Underwriting Agreement"), to purchase from the Fund the number of Common Shares set forth opposite their respective names. The Underwriters are committed to purchase and pay for all of such Common Shares (other than those covered by the over-allotment option described below) if any are purchased.

                                                                                                         NUMBER OF
UNDERWRITERS                                                                                         COMMON SHARES
-----------------------------------------------------------------------------------------   -----------------------




                  Total  ...............................................................

The Fund has granted to the Underwriters an option, exercisable for 45 days from the date of this Prospectus, to purchase up to an additional Common Shares to cover over-allotments, if any, at the initial offering price per Common Share minus the commission described in the following paragraph. The Underwriters may exercise such option solely for the purpose of covering over-allotments incurred in the sale of the Common Shares offered hereby. To the extent that the Underwriters exercise this option, each of the Underwriters will have a firm commitment, subject to the terms and conditions of the Underwriting Agreement, to purchase an additional number of Common Shares proportionate to such Underwriter's initial commitment.

The Fund has agreed to pay a commission to the Underwriters in the amount of up to $ per Common Share ( % of the public offering price per Common Share). The Representatives have advised the Fund that the Underwriters may pay up to $ per Common Share from such commission to selected dealers who sell the Common Shares and that such dealers may reallow a concession of up to $ per Common Share to certain other dealers who sell shares. Investors must pay for any Common Shares purchased on or before , 2005.

Prior to this offering, there has been no public or private market for the Common Shares or any other securities of the Fund. Consequently, the offering price for the Common Shares was determined by negotiation among the Fund, Analytic and the Representatives. There can be no assurance, however, that the price at which Common Shares sell after this offering will not be lower than the price at which they are sold by the Underwriters or that an active trading market in the Common Shares will develop and continue after this offering. The minimum investment requirement is Common Shares.

The Fund and Analytic have agreed to indemnify the several Underwriters for or to contribute to the losses arising out of certain liabilities, including liabilities under the Securities Act of 1933, as amended.

The Fund has agreed not to offer, sell or register with the Securities and Exchange Commission any equity securities of the Fund, other than issuances of Common Shares, including pursuant to the Fund's dividend reinvestment plan, and issuances in connection with any offering of Preferred Shares, each as contemplated in this Prospectus, for a period of 180 days after the date of the Underwriting Agreement without the prior written consent of the Representatives.

The Representatives have informed the Fund that the Underwriters do not intend to confirm any sales to any accounts over which they exercise discretionary authority.

In connection with this offering, the Underwriters may purchase and sell Common Shares in the open market. These transactions may include over-allotment and stabilizing transactions and purchases to cover syndicate short positions created in connection with this offering. Stabilizing transactions consist of certain bids or purchases for the purpose of preventing or retarding a decline in the market price of the Common Shares and syndicate short positions involve the sale by the Underwriters of a greater number of Common Shares than they are required to purchase from the Fund in this offering. The Underwriters also may impose a penalty bid, whereby selling concessions allowed to syndicate members or other broker-dealers in respect of the Common Shares sold in this offering for their account may be reclaimed by the syndicate if such Common Shares are repurchased by the syndicate in stabilizing or covering transactions. These activities may stabilize, maintain or otherwise affect the market price of the Common Shares, which may be higher than the price that might otherwise prevail in the open market; and these activities, if commenced, may be discontinued at any time without notice. These transactions may be effected on the New York Stock Exchange or otherwise.

The Fund anticipates that the Representatives and certain other Underwriters may from time to time act as brokers and dealers in connection with the execution of its portfolio transactions after they have ceased to be Underwriters and, subject to certain restrictions, may act as such brokers while they are Underwriters.

In connection with this offering, certain of the Underwriters or selected dealers may distribute prospectuses electronically.

                     (and not the Fund) has agreed to pay from its own assets to Old Mutual Investment Partners ("OMIP"), an affiliate of Analytic and Old Mutual Fund Services, a quarterly fee at the annual rate of % of the Fund's average daily total managed assets for services provided by OMIP in connection with this offering, including accompanying the Underwriters on road shows, meeting with broker-dealers to encourage participation in the offering, meeting with institutional investors together with members of the underwriting syndicate, and assisting the in the preparation of offering materials.

Analytic (and not the Fund) has agreed to pay from its own assets to certain Underwriters (each a "Qualifying Underwriter") that meet certain sales targets established by Analytic (which may be waived or modified in the discretion of Analytic) a quarterly incentive fee at an annual rate of up to % of the Fund's average daily total managed assets attributable to Common Shares sold by such Qualifying Underwriters in this offering (including a proportionate share of assets acquired using leverage), such fees to be payable so long as the Investment Advisory Agreement remains in effect between the Fund and Analytic, or any successor in interest or affiliate of Analytic as and to the extent that such Investment Advisory Agreement is renewed periodically in accordance with the 1940 Act. Under rules of the National Association of Securities Dealers, Inc., the total amount of these incentive fee payments, together with the payments made by to OMIP as described above, may not exceed 4.5% of the aggregate initial offering price of the Common Shares offered hereby.

As described below under "Shareholder servicing agent, custodian and transfer agent," will provide shareholder services to the Fund pursuant to a shareholder servicing agreement with Analytic.


            SHAREHOLDER SERVICING AGENT, CUSTODIAN AND TRANSFER AGENT

Analytic (and not the Fund) has agreed to pay from its own assets to           a
shareholder servicing fee (the "Shareholder Servicing Fee") at an annual rate of % of the average daily total managed assets of the Fund pursuant to a shareholder servicing agreement between Analytic and (the "Shareholder Servicing Agreement"). Pursuant to the Shareholder Servicing Agreement, will: (i) undertake to make public information pertaining to the Fund on an ongoing basis and to communicate to investors and prospective investors the Fund's features and benefits (including periodic seminars or conference calls, responses to questions from current or prospective shareholders and specific shareholder contact where appropriate); (ii) make available to investors and prospective investors market price, net asset value, yield and other information regarding the Fund, if reasonably obtainable, for the purpose of maintaining the visibility of the Fund in the investor community; (iii) at the request of Analytic, provide certain economic research and statistical information and reports, if reasonably obtainable, on behalf of the Fund, and consult with representatives and Trustees of the Fund in connection therewith, which information and reports shall include (a) statistical and financial market information with respect to the Fund's market performance and (b) comparative information regarding the Fund and other closed-end management investment companies with respect to (1) the net asset value of their respective shares,
(2) the respective market performance of the Fund and such other companies and
(3) other relevant performance indicators; and (iv) at the request of Analytic, provide information to and consult with the Board of Trustees with respect to applicable modifications to dividend policies or capital structure, repositioning or restructuring of the Fund, conversion of the Fund to an open-end investment company or a Fund liquidation or merger; provided, however, that under the terms of the Shareholder Servicing Agreement, is not obligated to render any opinions, valuations or recommendations of any kind or to perform any such similar services. Under the terms of the Shareholder Servicing AGREEMENT, is relieved from liability to Analytic or the Fund for any act or omission in the course of its performances under the Shareholder Servicing Agreement in the absence of gross negligence or willful misconduct. The Shareholder Servicing Agreement will continue so long as the Investment Advisory Agreement remains in effect between the Fund and Analytic, or any successor in interest or affiliate of Analytic as and to the extent that such Investment Advisory Agreement is renewed periodically in accordance with the 1940 Act.

The custodian of the assets of the Fund is . The Custodian performs custodial and fund accounting services.

                     , serves as the Fund's transfer agent, registrar and dividend disbursement agent, as well as agent for the Fund's dividend reinvestment plan.


                                  LEGAL MATTERS

 Certain legal matters in connection with the Common Shares will be passed upon for the Fund by Ropes & Gray LLP, Boston, Massachusetts, and for the
Underwriters by                .                   may rely as to certain
matters of Massachusetts law on the opinion of Ropes & Gray LLP.

         TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL INFORMATION


Use of Proceeds
Investment Objective and Policies
Investment Restrictions
Management of the Fund
Investment Adviser and Administrator
Portfolio Transactions
Distributions
Description of Shares
Anti-Takeover and Other Provisions in the Declaration of Trust
Repurchase of Common Shares; Conversion to Open-End Fund
Tax Matters
Performance Related and Comparative Information
Custodian, Transfer Agent and Dividend Disbursement Agent
Independent Auditors
Counsel
Registration Statement
Report of Independent Auditors
Financial Statements
Appendix A - Performance Related, Comparative and Other Information       A-1
Appendix B - Proxy Voting Policies                                        B-1
Appendix C - Description of Securities Ratings                            C-1

UNTIL , 2005 (25 DAYS AFTER THE DATE OF THIS PROSPECTUS), ALL DEALERS THAT BUY, SELL OR TRADE THE COMMON SHARES, WHETHER OR NOT PARTICIPATING IN THIS OFFERING, MAY BE REQUIRED TO DELIVER A PROSPECTUS. THIS IS IN ADDITION TO THE DEALERS' OBLIGATION TO DELIVER A PROSPECTUS WHEN ACTING AS UNDERWRITERS AND WITH RESPECT TO THEIR UNSOLD ALLOTMENTS OR SUBSCRIPTIONS.

                                     SHARES




                         ANALYTIC COVERED CALL PLUS FUND

                                  COMMON SHARES



                                   PROSPECTUS

                                               , 2005

         The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

                      SUBJECT TO COMPLETION - DATED , 2005



                         ANALYTIC COVERED CALL PLUS FUND

                       STATEMENT OF ADDITIONAL INFORMATION

                                                    , 2005

         Analytic Covered Call Plus Fund (the "Fund") is a newly organized, diversified closed-end management investment company.

         This Statement of Additional Information relating to common shares of the Fund ("Common Shares") is not a prospectus, and should be read in conjunction with the Fund's prospectus relating thereto dated , 2005 (the "Prospectus"). This Statement of Additional Information does not include all information that a prospective investor should consider before purchasing Common Shares, and investors should obtain and read the Prospectus before purchasing shares. You may obtain a copy of the Prospectus without charge by calling . You may also obtain a copy of the Prospectus on the web site (http://www.sec.gov) of the Securities and Exchange Commission ("SEC"). Capitalized terms used but not defined in this Statement of Additional Information have the meanings ascribed to them in the Prospectus.

                                TABLE OF CONTENTS

USE OF PROCEEDS...............................................................3
INVESTMENT OBJECTIVE AND POLICIES.............................................3
INVESTMENT RESTRICTIONS......................................................36
MANAGEMENT OF THE FUND.......................................................38
INVESTMENT ADVISER...........................................................45
ADMINISTRATOR................................................................47
PORTFOLIO TRANSACTIONS.......................................................48
DISTRIBUTIONS................................................................51
DESCRIPTION OF SHARES........................................................52
ANTI-TAKEOVER AND OTHER PROVISIONS IN THE DECLARATION OF TRUST...............54
REPURCHASE OF COMMON SHARES; CONVERSION TO OPEN-END FUND.....................56
TAX MATTERS..................................................................58
PERFORMANCE RELATED AND COMPARATIVE INFORMATION..............................68
CUSTODIAN, TRANSFER AGENT AND DIVIDEND DISBURSEMENT AGENT....................68
INDEPENDENT AUDITORS.........................................................68
COUNSEL......................................................................68
REGISTRATION STATEMENT.......................................................68
REPORT OF INDEPENDENT AUDITORS...............................................70
FINANCIAL STATEMENTS.........................................................71
APPENDIX A - PERFORMANCE RELATED AND COMPARATIVE AND OTHER INFORMATION......A-1
APPENDIX B - PROXY VOTING POLICIES..........................................B-1
APPENDIX C - DESCRIPTION OF SECURITIES RATINGS..............................C-1



            This Statement of Additional Information is dated         , 2005.

                                 USE OF PROCEEDS

         The net proceeds of the offering of the Fund's Common Shares will be approximately $ (or $ if the Underwriters exercise the overallotment option in full) after payment or reimbursement of estimated organizational and offering costs and the sales load.

         The Fund will pay or reimburse organizational and offering expenses estimated at $ from the proceeds of the offering. has agreed to pay (i) all of the Fund's organizational expenses and (ii) the amount by which the Fund's offering costs (other than the sales load) exceed $0.03 per share.

         It is presently anticipated that the Fund will be able invest substantially all of the net proceedings of the offering in a diversified portfolio of common stocks and other investments that meet the Fund's investment objective and policies within three months after the completion of the offering. Pending such investment, it is anticipated that the net proceeds of the offering will be invested in high-grade, short-term securities, or in other investment companies or derivative instruments designed to give the Fund exposure to the types of securities and markets in which the Fund will ordinarily invest while Analytic Investors, Inc. (the "Analytic"), the Fund's investment adviser, selects specific securities. These may include, without limitation, equity index mutual funds and/or equity index options and futures contracts. During the period in which the Fund is investing the net proceeds of the offering, it may not be in a position to achieve its investment objective.

                        INVESTMENT OBJECTIVE AND POLICIES

         The following information supplements the discussion of the Fund's investment objective and general investment policies described in the Prospectus. The Fund may make the following investments, among others, some of which are part of the Fund's principal investment strategies and some of which are not. The Fund may, but it is not required to, engage in all of the transactions or use all of the investment techniques described in this section.

Common Stocks

         The Fund will ordinarily invest most of its net assets in covered call options and common stocks of U.S. issuers or foreign issuers that trade on U.S. exchanges. Common stock represents an equity ownership interest in a company and is usually coupled with voting rights. At the discretion of a company's board, a company may pay dividends on its common stock.

         An adverse event, such as an unfavorable earnings report or a decline in the stock market, may depress the value of a particular common stock to which the Fund has exposure. Common stock prices fluctuate for many different reasons, including the following: changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant industry or stock market; changes in management; changes in the demand for a company's services or products; and when political or economic events affecting the issuer occurs. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Because common stock is junior to a company's debt securities and preferred stock, deterioration in the credit quality of an issuer will likely cause greater changes in the value of a company's common stock. Also, the price of an equity security, particularly a common stock, is sensitive to general movements in the stock market.

         The Fund's initial investment universe will be common stocks represented in the S&P 500 Index, although the Fund reserves the flexibility to invest strategically outside of that universe and may use a different universe in the future based on market conditions and other factors. Although common stocks have historically generated higher average returns than debt securities over the long term, common stocks also have experienced significantly more volatility in those returns and in certain years have significantly underperformed relative to debt securities. Because the Fund will ordinarily have substantial exposure to common stocks, historical trends indicate that the Fund's portfolio and investment returns will be subject at times, and over time, to higher levels of volatility and market and issuer-specific risk than if it invested exclusively in debt securities.

         Although the Fund will ordinarily focus on large- and, to a lesser extent, medium-sized companies, the Fund may hold or have exposure to equity securities of issuers of any size (in terms of market capitalization or otherwise) and in any industry or sector. The Fund may invest in securities of companies with market capitalizations that are small compared to those of other publicly traded companies. Investments in larger companies present certain advantages in that such companies generally have greater financial resources, more extensive research and development, more extensive manufacturing, marketing and service capabilities, more stability and greater depth of management and technical personnel. Investments in smaller, less seasoned companies may present greater opportunities for growth but also may involve greater risks than customarily are associated with more established companies. The securities of smaller companies may be less liquid and subject to more abrupt or erratic market movements than larger, more established companies. These companies may have limited product lines, markets or financial resources, or they may be dependent upon a limited management group. Securities of small capitalization companies (and sometimes other companies) may be traded in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. Owning large positions in this type of security involves the additional risk of possibly having to sell portfolio securities at disadvantageous times and prices if redemptions require the Fund to liquidate its securities positions.

         The Fund's investments in securities of companies with medium market capitalizations. share some of the risk characteristics of investments in securities of companies with small market capitalizations described above, although such companies tend to have longer operating histories, broader product lines and greater financial resources, and their securities tend to be more liquid and less volatile than those of smaller capitalization issuers.

         The Fund may invest in over-the-counter stocks. In contrast to the securities exchanges on which the stock of large capitalization companies trade, the over-the-counter market is not a centralized facility that limits trading activity to securities of companies that initially satisfy certain defined standards. Generally, the volume of trading in an over-the-counter or unlisted common stock is less than the volume of trading in a listed stock. This means that the depth of market liquidity of some stocks in which the Fund may invest may not be as great as that of other securities, and, if the Funds were to dispose of such a stock, they might have to offer the shares at a discount from recent prices, or sell the shares in small lots over an extended period of time.

Other Equity Securities

         Although the Fund intends to focus its equity investments in common stocks, it may invest or hold other types of equity securities, including depository receipts, rights, warrants, convertible securities and preferred stock. These securities have risks similar to common stock as well as other risks described in the Prospectus and this Statement of Additional Information.

         Convertible Securities. Convertible securities are debt securities that may be converted at either a stated price or stated rate into underlying shares of common stock. Convertible securities have general characteristics similar to both debt securities and equity securities. Because most convertible securities are fixed rate instruments, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stocks and, therefore, also will react to variations in the general market for equity securities.

           Convertible securities generally have higher yields than common stocks. There can be no assurance of current income because the issuers of the convertible securities may default on their obligations. A convertible security, in addition to providing current income, offers the potential for capital appreciation through the conversion feature, which enables the holder to benefit from increases in the market price of the underlying common stock.

         Preferred Stock. Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Some preferred stocks also entitle their holders to receive additional liquidation proceeds on the same basis as holders of a company's common stock, and thus also represent an ownership interest in that company. Preferred stock may have variable rates of return, but may also have a fixed rate of return. The value of a company's preferred stock may fall as a result of factors relating directly to that company's products or services. A preferred stock's value may also fall because of factors affecting not just the company, but companies in the same industry or in a number of different industries, such as increases in production costs. The value of preferred stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company's preferred stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of the preferred stock will usually react more strongly than bonds and other debt to actual or perceived changes in the company's financial condition or prospects. Preferred stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies.

         Warrants and Rights. A right is a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued. Rights normally have a short life, usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a lower price than the public offering price. Warrants are securities that are usually issued together with a debt security or preferred stock and that give the holder the right to buy a proportionate amount of common stock at a specified price. Warrants are freely transferable and are traded on major exchanges. Unlike rights, warrants normally have a life that is measured in years and entitle the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Corporations often issue warrants to make the accompanying debt security more attractive.

         Warrants and rights may entail greater risks than certain other types of investments. Generally, rights and warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. If the market price of the underlying stock does not exceed the exercise price during the life of the warrant or right, the warrant or right will expire worthless. Rights and warrants may increase the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities. Similarly, the percentage increase or decrease in the value of an equity security warrant may be greater than the percentage increase or decrease in the value of the underlying common stock.

         Warrants may relate to the purchase of equity or debt securities. Debt obligations with warrants attached to purchase equity securities have many characteristics of convertible securities and their prices may, to some degree, reflect the performance of the underlying stock. Debt obligations also may be issued with warrants attached to purchase additional debt securities at the same coupon rate. A decline in interest rates would permit the Fund to sell such warrants at a profit. If interest rates rise, these warrants would generally expire with no value.

Derivative Instruments

         Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to individual debt instruments, equity securities, interest rates, currencies or currency exchange rates, commodities or related indexes. As part of the Fund's investment strategy, the Fund will write (sell) covered call options on portfolio securities and on equity indexes to generate income from option premiums. Examples of other derivative instruments that the Fund may use include, but are not limited to, options contracts, futures contracts, options on futures contracts, forward contracts, swap agreements and short sales.

         The Fund will write (sell) covered call options as part of its strategy to meet its primary investment objective, which is to provide a high level of current income and gains. The Fund may also use a variety of other derivative instruments for hedging or risk management purposes or as part of its investment strategies. The Fund also may use derivatives to gain exposure to equity securities, equity indexes and other securities in which the Fund may invest (including pending investment of the proceeds of this offering) or to add leverage to its portfolio. The Fund may use derivatives for risk management purposes, including to gain exposure to various markets in a cost efficient manner, to reduce transaction costs or to remain fully invested. The Fund may also invest in derivatives to protect it from broad fluctuations in market prices, interest rates or foreign currency exchange rates (a practice known as "hedging"). When hedging is successful, a Fund will have offset any depreciation in the value of its portfolio securities by the appreciation in the value of the derivative position. Although techniques other than the sale and purchase of derivatives could be used to control the exposure of a Fund to market fluctuations, the use of derivatives may be a more effective means of hedging this exposure. The Fund is not required to hedge its transactions and there is no assurance that it will be successful if it does.

         As noted, the Fund will write (sell) covered call options under normal circumstances. The Fund may (but is not required to) employ any of the other derivative strategies described in this section. No assurance can be given that any strategy used (including the use of covered call options) will succeed. As is the case with the other investments of the Fund, the ability of the Fund to successfully use derivative instruments may depend in part upon the ability of Analytic to assess the issuer's credit characteristics and to forecast stock, currency, other market movements and other economic factors correctly. If Analytic incorrectly forecasts these factors and has taken positions in derivative instruments contrary to prevailing market trends, the Fund could be exposed to the risk of loss. If Analytic incorrectly forecasts stock, currency, other market movements or other economic factors in employing a derivatives strategy for the Fund, the Fund might have been in a better position if it had not employed that derivatives strategy at all. Also, suitable derivative transactions may not be available in all circumstances.

         The use of these strategies involves some special risks, including the risk of a possible imperfect correlation, or even no correlation, between price movements of derivative instruments and price movements of related investments. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in related investments or otherwise, due to, among other reasons, (a) the possible inability of the Fund to purchase or sell a portfolio security at a time that otherwise would be favorable, (b) the possible need to sell a portfolio security at a disadvantageous time because the Fund is required to maintain asset coverage or offsetting positions in connection with transactions in derivative instruments, and (c) the possible inability of the Fund to close out or to liquidate its derivatives positions. Income earned by the Fund from many derivative strategies will be treated as capital gain and, if not offset by net realized capital loss, will be distributed to shareholders in taxable distributions.

         Options on Securities, Swap Agreements and Indexes. As described in the Prospectus, the Fund will utilize a principal strategy of writing (selling) covered call options on securities indexes and on individual stocks in its portfolio. The Fund may also purchase and sell both covered put and call options on securities indexes or swap agreements in standardized contracts traded on domestic or other securities exchanges, boards of trade, or similar entities, or quoted on NASDAQ or on an over-the-counter market, and agreements, sometimes called cash puts, which may accompany the purchase of a new issue of debt obligations from a dealer.

         An option on a security (or an index) is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. (An index is designed to reflect features of a particular securities market, a specific group of financial instruments or securities, or certain economic indicators.)

         A put option on a security or an index is covered if the Fund segregates assets determined to be liquid by Analytic in accordance with procedures established by the Board of Trustees equal to the entire exercise price. A put option is also covered if the Fund holds a put on the same security or index as the put written where the exercise price of the put held is (i) equal to or greater than the exercise price of the put written, or (ii) less than the exercise price of the put written, provided the difference is maintained by the Fund in segregated assets determined to be liquid by Analytic in accordance with procedures established by the Board of Trustees. The Fund may also cover a put option by entering into a short position in the underlying security or index. Obligations under written call and put options so covered will not be construed to be "senior securities" for purposes of the Fund's investment restrictions concerning senior securities and borrowings.

         If an option written by the Fund expires unexercised, the Fund realizes on the expiration date a capital gain equal to the premium the Fund received at the time the option was written. If an option purchased by the Fund expires unexercised, the Fund realizes a capital loss equal to the premium paid. Before the earlier of exercise or expiration, an exchange-traded option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Fund desires.

         The Fund may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transaction costs paid on the put or call option which is sold. Before exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series. The Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

         The premium paid for a put or call option purchased by the Fund is an asset of the Fund. The premium received for an option written by the Fund is recorded as a deferred credit. The value of an option purchased or written is marked to market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

         The Fund's options transactions will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded. These limitations govern the maximum number of options in each class that may be written or purchased by a single investor or group of investors acting in concert, regardless of whether the options are written or purchased on the same or different exchanges, boards of trade or other trading facilities or are held or written in one or more accounts or through one or more brokers. Thus, the number of options that the Fund may write or purchase may be affected by options written or purchased by other investment advisory clients of Analytic. An exchange, board of trade or other trading facility may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.

         Covered Call Options. As described in the Prospectus, under normal circumstances, the Fund will employ a strategy of writing (selling) covered call options on its portfolio securities and on equity indexes, representing at least 80% of the Fund's net assets (plus any borrowings for investment purposes) to generate income from option premiums. When the Fund writes (sells) a call option, it sells to the buyer (the "option holder") the right, but not the obligation, to purchase a particular asset (e.g., the underlying equity security) from the Fund at a fixed price (the "strike price") on or before a specified date (the "expiration date"). A call option normally represents the right to purchase 100 shares of the underlying equity security. In exchange for the right to purchase the underlying equity security, the option holder pays a fee or "premium" to the Fund. For example, the buyer of one XYZ Corporation December 100 call option at $1.00 has paid to the writer (seller) a premium of $1.00 to acquire the right to purchase 100 shares of XYZ Corporation at $150 up until the call option's December expiration date. All call options covering XYZ Corporation are referred to as an "option class." Each individual option with a distinctive trading month and strike price is an "option series."

            The Fund intends to pursue this strategy substantially through the use of written (sold) covered call options on equity security indexes. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security.

         A call option is considered "covered" if the Fund owns the equity security underlying the call option or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, the Fund has segregated cash or other liquid assets in such amount) upon conversion or exchange of other securities held by the Fund. A call option is also considered covered if the Fund holds a call option on the same security as the call option written (sold) where the exercise price of the call held is (i) equal to or less than the exercise price of the call option written (sold), or (ii) greater than the exercise price of the call option written (sold), provided the difference is maintained by the Fund in liquid assets that have been segregated. As a result, the number of covered call options on securities that the Fund can write (sell) is generally limited by the number of equity securities the Fund holds in its portfolio. By writing (selling) covered call options, Analytic seeks to generate income, in the form of the premiums received for writing (selling) the call options. Analytic will consider several factors when writing (selling) call options, including the overall equity market outlook, sector and/or industry attractiveness, individual security considerations, and relative and/or historical levels of option premiums.

         The Fund intends to cover these options by owning cash or liquid securities equal to at least the market value of the options, or by collateralizing them as allowed by the Options Clearing Corporation ("OCC") in a margin account. The Fund may also cover call options it writes (sells) on equity indexes by maintaining with its custodian assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees, in an amount equal to the contract value of the index option. The Fund may also cover these call options by holding a call option on the same index with an exercise price either equal to or less than the exercise price of the call written, or greater than the exercise price of the call written if the Fund maintains the difference in exercise prices in segregated assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees.

         To the extent written (sold) calls are covered by holding the underlying security subject to the written call, the number of covered call options on securities that the Fund can write (sell) is generally limited by the number of equity securities the Fund holds in its portfolio. By writing (selling) covered call options, Analytic seeks to generate gains for the Fund, in the form of the premiums received for writing (selling) the call options. Analytic will consider several factors when writing (selling) call options, including the overall equity market outlook, sector and/or industry attractiveness, individual security considerations, and relative and/or historical levels of option premiums.

          The Fund will write (sell) call options that are generally issued, guaranteed and cleared by OCC, a registered clearing corporation. Listed call options are traded on the American Stock Exchange, Chicago Board Options Exchange, International Securities Exchange, New York Stock Exchange, Pacific Stock Exchange, Philadelphia Stock Exchange and various other U.S. options exchanges. Conventional listed call options have expiration dates that can generally be up to nine months from the date the call options are first listed for trading. Longer-term call options can have expiration dates up to three years from the date of listing. Call options are generally categorized as American-style options or European-style options. The call options the Fund intends to write (sell) will generally be American-style options, which may be exercised at any time between the date of purchase and the expiration date. The Fund may also write (sell) European-style options, which may be exercised only during a specified period of time just prior to the expiration date. In limited circumstances in which the illiquidity of a market for a particular option effectively precludes the Fund from writing (selling) a covered call option in a manner consistent with the Fund's investment objective and strategy the Fund may write (sell) over-the-counter ("OTC") covered calls.

         Unlike equity securities, which can be sold, the call options the Fund writes (sells) will either be exercised, expire or be cancelled pursuant to a closing transaction. If the price of the underlying equity security or index exceeds the option's exercise price, it is likely that the option holder will exercise the option. If a call option written (sold) by the Fund on an equity security is exercised, the Fund would be obligated to deliver the underlying equity security to the option holder upon payment of the exercise price. In this case, the call option premium received by the Fund will be added to the amount realized on the sale of the equity security for purposes of determining gain or loss. Unlike call options on individual securities, call options on equity indexes settle in cash based on the difference between the index's value at the time the call is exercised and the strike price. If the price of the underlying equity security is less than the call option's exercise price, the call option will likely expire without being exercised. In this scenario, the Fund will retain the equity security and expects to write (sell) a new call option against those same shares. The call option premium will be treated as short term capital gain on the expiration date of the call option. The Fund may also elect to close out its position in a written call option prior to its expiration by purchasing a call option of the same option series as the call option written (sold) by the Fund. In this case, the call option premium received by the Fund, less the purchase price of the call option will result in short term gain or loss regardless of the length of time the option was held. There is, however, no assurance that the Fund will be able to enter into an offsetting call option purchase when Analytic desires.

         The Fund may write (sell) call options that are "at-the-money," "in-the-money" or "out-of-the-money." At-the-money call options are options with a strike price equal to the current market price of the underlying equity security or value of the underlying equity index. In-the-money call options are call options with a strike price below the current market price of the underlying equity security or index. The Fund may write (sell) at-the-money and in-the-money call options to earn premium income as a defensive measure to protect against a possible decline in or volatility in the underlying equity security or index. Out-of-the-money call options are options with a strike price above the current market price of the underlying equity security or index. Out-of-the-money options will generate premium income to the Fund as well as provide for potential appreciation in the equity security to the extent of the difference between the strike price and the purchase price of the equity security. The Fund does not intend generally to write (sell) call options with exercise prices well below the market price of the underlying stock or market value of the underlying index ("deep-in-the-money") or with exercise prices well above the market price of the underlying stock or market value of the underlying index ("deep-out-of-the-money").

         When the prices of securities in the Fund's portfolio rise, call options that were at- or out-of-the-money when written (sold) may become in-the-money, increasing the likelihood that the options could be exercised and the Fund forced to sell the security. While this may be desirable in some instances, Analytic intends to minimize undesirable option exercises by, prior to expiration, repurchasing call options that are likely to be exercised.

         Spreads. The Fund may pursue an option strategy that includes the purchase and sale of calls and puts, called spreads. All of these positions will be limited loss positions in which the maximum loss will be known and fixed at the time of investment. These strategies may produce a considerably higher return than the Fund's primary strategy of covered call writing, but involve a higher degree of risk and potential volatility. Because spreads involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

         Straddles. The Fund may write straddles consisting of a combination of a call and a put written on the same underlying security or index. A straddle will be covered when sufficient assets are deposited to meet the Fund's immediate obligations. The Fund may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the Fund will also segregate liquid assets equivalent to the amount, if any, by which the put is "in the money." Because straddles involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

         Risks Associated with Options on Securities and Indexes. There are several risks associated with transactions in options on securities and on indexes. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objective. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

         During the option period, a call writer that has written the option on a portfolio security has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying security above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price. If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security or the value of the equity index remains equal to or greater than the exercise price (in the case of a put), or remains less than or equal to the exercise price (in the case of a call), the Fund will lose its entire investment in the option. Also, where a put or call option on a particular security or index is purchased to hedge against price movements in a related security or basket of securities, the price of the put or call option may move more or less than the price of the related security or securities.

         There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. If the Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. If the Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise.

         If trading were suspended in an option purchased by the Fund, the Fund would not be able to close out the option. If restrictions on exercises were imposed, the Fund might be unable to exercise an option it purchased. Except to the extent that a call option on an index written by the Fund is covered by an option on the same index purchased by the Fund, movements in the index may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of the Fund's securities during the period the option was outstanding.

         OTC Options. OTC options differ from traded options in that they are two-party contracts, with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options. The Fund may be required to treat as illiquid over-the-counter options purchased and securities being used to cover certain written over-the-counter options, and they will treat the amount by which such formula price exceeds the intrinsic value of the option (i.e., the amount, if any, by which the market price of the underlying security exceeds the exercise price of the option) as an illiquid investment. OTC options are subject to the risk that the counter-party will not fulfill its obligations under the contract.

         Foreign Currency Options. The Fund may buy or sell put and call options on foreign currencies for investment purposes or as a hedge against changes in the value of the U.S. dollar (or another currency) in relation to a foreign currency in which the Fund's securities may be denominated. The Fund may additionally use currency options to cross-hedge or to increase total return when Analytic anticipates that the currency will appreciate or depreciate in value, but the securities quoted or denominated in that currency do not present attractive investment opportunities and are not held in the Fund's portfolio. In addition, the Fund may buy or sell put and call options on foreign currencies either on exchanges or in the over-the-counter market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of the Fund to reduce foreign currency risk using such options.

         Futures Contracts and Options on Futures Contracts. The Fund may invest in futures contracts and options thereon ("futures options"), including with respect to equity securities, indexes, or other instruments or assets, as well as purchase put and call options on such futures contracts. The Fund may incur commission expenses when it opens or closes a futures position.

         A futures contract is an agreement to buy or sell a security (or deliver a cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery of the security) at a specified price and time. A futures contract on an index (an "Index Future") is an agreement in which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of an index might be a function of the value of certain specified securities, physical delivery of these securities is generally not made. A public market exists in futures contracts covering a number of indexes as well as financial instruments, including, without limitation: the S&P 500; the S&P Midcap 400; the Nikkei 225; the NYSE composite; U.S. Treasury bonds; U.S. Treasury notes; GNMA Certificates; three-month U.S. Treasury bills; 90-day commercial paper; bank certificates of deposit; Eurodollar certificates of deposit; the Australian dollar; the Canadian dollar; the British pound; the Japanese yen; the Swiss franc; the Mexican peso; and certain multinational currencies, such as the euro. It is expected that other futures contracts will be developed and traded in the future.

         The Fund may close open positions on the futures exchanges on which Index Futures are traded at any time up to and including the expiration day. All positions which remain open at the close of the last business day of the contract's life are required to settle on the next business day (based upon the value of the relevant index on the expiration day), with settlement made with the appropriate clearing house. Because the specific procedures for trading foreign stock Index Futures on futures exchanges are still under development, additional or different margin requirements as well as settlement procedures may be applicable to foreign stock Index Futures at the time the Fund purchases such instruments. Positions in Index Futures may be closed out by the Fund only on the futures exchanges upon which the Index Futures are then traded.

         The following example illustrates generally the manner in which Index Futures operate. The Standard & Poor's 100 Stock Index is composed of 100 selected common stocks, most of which are listed on the New York Stock Exchange. The S&P 100 Index assigns relative weightings to the common stocks included in the Index, and the Index fluctuates with changes in the market values of those common stocks. In the case of the S&P 100 Index, contracts are to buy or sell 100 units. Thus, if the value of the S&P 100 Index were $180, one contract would be worth $18,000 (100 units x $180). The Index Future specifies that no delivery of the actual stocks making up the Index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the Index at the expiration of the contract. For example, if the Fund enters into a futures contract to buy 100 units of the S&P 100 Index at a specified future date at a contract price of $180 and the S&P 100 Index is at $184 on that future date, the Fund will gain $400 (100 units x gain of $4). If the Fund enters into a futures contract to sell 100 units of the Index at a specified future date at a contract price of $180 and the S&P 100 Index is at $182 on that future date, the Fund will lose $200 (100 units x loss of $2).

         The Fund may purchase and write call and put futures options. Futures options possess many of the same characteristics as options on securities and indexes (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position
(put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true.

         The Fund may enter into futures contracts and futures options that are standardized and traded on a U.S. or other exchange, board of trade, or similar entity, or quoted on an automated quotation system, and the Fund may also enter into OTC options on futures contracts.

         When a purchase or sale of a futures contract is made by the Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of assets determined to be liquid by Analytic in accordance with procedures established by the Board of Trustees ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract and is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. The Fund expects to earn taxable interest income on its initial margin deposits. A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by the Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, the Fund will mark to market its open futures positions.

         The Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund.

         Although some futures contracts call for making or taking delivery of the underlying securities, index or other asset, in many cases these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (involving the same exchange, underlying security, index or other asset, and delivery month). If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs must also be included in these calculations.

         Straddles of Futures. The Fund may write straddles consisting of a call and a put written on the same underlying futures contract. A straddle will be covered when sufficient assets are deposited to meet the Fund's immediate obligations. The Fund may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In these cases, the Fund will also segregate liquid assets equivalent to the amount, if any, by which the put is "in the money." Because straddles involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

           Combined Positions. The Fund may purchase and write options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, a Fund could construct a combined position whose risk and return characteristics are similar to selling a futures contract by purchasing a put option and writing a call option on the same underlying instrument. Alternatively, a Fund could write a call option at one strike price and buy a call option at a lower price to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

         The Fund is operated by a person who has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act (the "CEA"), and, therefore, such person is not subject to registration or regulation as a pool operator under the CEA.

         Limitations on Use of Futures and Futures Options. When purchasing a futures contract, the Fund will maintain with its custodian (and mark to market on a daily basis) assets determined to be liquid by Analytic in accordance with procedures established by the Board of Trustees, that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract. Alternatively, the Fund may "cover" its position by purchasing a put option on the same futures contract with a strike price as high as or higher than the price of the contract held by the Fund.

         When selling a futures contract, the Fund will maintain with its custodian (and mark to market on a daily basis) assets determined to be liquid by Analytic in accordance with procedures established by the Board of Trustees, that are equal to the market value of the instruments underlying the contract. Alternatively, the Fund may "cover" its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Fund's custodian).

         When selling a call option on a futures contract, the Fund will maintain with its custodian (and mark to market on a daily basis) assets determined to be liquid by Analytic in accordance with procedures established by the Board of Trustees, that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option. Alternatively, the Fund may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Fund.

         When selling a put option on a futures contract, the Fund will maintain with its custodian (and mark to market on a daily basis) assets determined to be liquid by Analytic in accordance with procedures established by the Board of Trustees, that equal the purchase price of the futures contract, less any margin on deposit. Alternatively, the Fund may cover the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same as or higher than the strike price of the put option sold by the Fund.

         The requirements for qualification as a regulated investment company also may limit the extent to which the Fund may enter into futures, futures options or forward contracts. See "Tax Matters."

         Risks Associated with Futures and Futures Options. There are several risks associated with the use of futures contracts and futures options, including as hedging techniques. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the Fund securities being hedged. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objective. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and futures options on securities, including technical influences in futures trading and futures options, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

         Futures contracts on U.S. Government securities historically have reacted to an increase or decrease in interest rates in a manner similar to that in which the underlying U.S. Government securities reacted. To the extent, however, that the Fund enters into such futures contracts, the value of such futures will not vary in direct proportion to the value of the Fund's holdings of debt obligations. Thus, the anticipated spread between the price of the futures contract and the hedged security may be distorted due to differences in the nature of the markets. The spread also may be distorted by differences in initial and variation margin requirements, the liquidity of such markets and the participation of speculators in such markets.

         Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

         There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a futures contract or a futures option position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

         Forward Foreign Currency Exchange Contracts. A forward foreign currency contract involves an obligation to purchase or sell a specific amount of currency at a future date or date range at a specific price. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. Forward foreign currency exchange contracts differ from foreign currency futures contracts in certain respects. These contracts may be bought or sold to protect the Fund against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar or to increase exposure to a particular foreign currency. Although forwards are intended to minimize the risk of loss due to a decline in the value of the hedged currencies, at the same time, they tend to limit any potential gain which might result should the value of such currencies increase.

         By entering into a forward foreign currency exchange contract, the Fund "locks in" the exchange rate between the currency it will deliver and the currency it will receive for the duration of the contract. As a result, the Fund reduces its exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will exchange into. Contracts to sell foreign currencies would limit any potential gain which might be realized by the Fund if the value of the hedged currency increases. The Fund may enter into these contracts for the purpose of hedging against foreign exchange risks arising from the Fund's investment or anticipated investment in securities denominated in foreign currencies. Suitable hedging transactions may not be available in all circumstances. Also, such hedging transactions may not be successful.

         The Fund may also enter into forward foreign currency exchange contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. To the extent that it does so, the Fund will be subject to the additional risk that the relative value of currencies will be different than anticipated by Analytic. The Fund may additionally enter into forward contracts to protect against anticipated changes in future foreign currency exchange rates. The Fund may use one currency (or a basket of currencies) to hedge against adverse changes in the value of another currency (or a basket of currencies) when exchange rates between the two currencies are positively correlated. The Fund may also use related options on currencies for the same reasons for which forward foreign currency exchange contracts are used.

         Unlike futures contracts, forward contracts:

      (i) do not have standard maturity dates or amounts (i.e., the parties to the contract may fix the maturity date and the amount);
     (ii) are traded in the inter-bank markets conducted directly between currency traders (usually large commercial banks) and their customers, as opposed to futures contracts, which are traded only on exchanges regulated by the Commodity Futures Trading Commission;
    (iii) do not require an initial margin deposit; and
     (iv) may be closed by entering into a closing transaction with the currency trader who is a party to the original forward contract, as opposed to a commodities exchange.

         Foreign Currency Strategies. A "settlement hedge" or "transaction hedge" is designed to protect a Fund against an adverse change in foreign currency values between the date a security is purchased or sold and the date on which payment is made or received. Entering into a forward contract for the purchase or sale of the amount of foreign currency involved in an underlying security transaction for a fixed amount of U.S. dollars "locks in" the U.S. dollar price of the security. A Fund may also use forward contracts to purchase or sell a foreign currency when it anticipates purchasing or selling securities denominated in foreign currency, even if it has not yet selected the specific investments.

         A Fund may use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A Fund could also hedge the position by selling another currency expected to perform similarly to the currency in which a Fund's investment is denominated. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a direct hedge into U.S. dollars. This type of hedging may result in losses and entails greater risk than a direct hedge because it is dependent on a stable relationship between the two currencies paired as proxies and the relationships can be very unstable at times.

         Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities that a Fund owns or intends to purchase or sell. They simply establish a rate of exchange that one can achieve at some future point in time. Additionally, these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency and to limit any potential gain that might result from the increase in value of such currency.

         The Fund may enter into forward contracts to provide investment exposure to a foreign currency or to shift its investment exposure from one currency into another. Shifting transactions may call for the delivery of one foreign currency in exchange for another foreign currency, including currencies in which its securities are not then denominated. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. This type of strategy, sometimes known as a "cross-hedge," will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased. Cross-hedges may protect against losses resulting from a decline in the hedged currency, but will cause the Fund to assume the risk of fluctuations in the value of the currency it purchases. Cross hedging transactions also involve the risk of imperfect correlation between changes in the values of the currencies involved.

         It is difficult to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, the Fund may purchase additional foreign currency on the spot market if, among other reasons, the market value of a security it is hedging is less than the amount of foreign currency it is obligated to deliver. Conversely, the Fund may have to sell on the spot market some of the foreign currency it received upon the sale of a security if, among other reasons, the market value of such security exceeds the amount of foreign currency it is obligated to deliver.

         If Analytic wants to eliminate substantially all of the risk of owning a particular currency, and/or if Analytic believes that the Fund can benefit from price appreciation in a given country's debt obligations but does not want to hold the currency, it may employ a direct hedge back into the U.S. dollar. In either case, the Fund would enter into a forward contract to sell the currency in which a portfolio security is denominated and purchase U.S. dollars at an exchange rate established at the time it initiated a contract. The cost of the direct hedge transaction may offset most, if not all, of the yield advantage offered by the foreign security, but the Fund would hope to benefit from an increase (if any) in the value of the debt obligation.

         Costs of Hedging. When the Fund purchases a foreign bond with a higher interest rate than is available on U.S. bonds of a similar maturity, the additional yield on the foreign bond could be substantially reduced or lost if the Fund were to enter into a direct hedge by selling the foreign currency and purchasing the U.S. dollar. This is what is known as the "cost" of hedging. Proxy hedging attempts to reduce this cost through an indirect hedge back to the U.S. dollar.

         It is important to note that hedging costs are treated as capital transactions and are not, therefore, deducted from the Fund's dividend distribution and are not reflected in its yield.

         Tax Consequences of Hedging. Under applicable tax law, the Fund's hedging activities may result in the application of the mark-to-market and straddle provisions of the Code. Those provisions could result in an increase (or decrease) in the amount of taxable dividends paid by the Fund and could affect whether dividends paid by the Fund are classified as capital gains or ordinary income.

         Additional Risks of Options on Securities, Futures Contracts, Options on Futures Contracts and Forward Currency Exchange Contracts and Options thereon. Options on securities, futures contracts, options on futures contracts and options on currencies may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States, may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. Some foreign exchanges may be principal markets so that no common clearing facility exists and a trader may look only to the broker for performance of the contract. The value of positions also could be adversely affected by (i) other complex foreign political, legal and economic factors,
(ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in the Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States and (v) lesser trading volume. In addition, unless the Fund hedges against fluctuations in the exchange rate between the U.S. dollar and the currencies in which trading is done on foreign exchanges, any profits that the Fund might realize in trading could be eliminated by adverse changes in the exchange rate, or the Fund could incur losses as a result of those changes. The Fund's use of such instruments may cause the Fund to realize higher amounts of short-term capital gains (generally taxed to shareholders at ordinary income tax rates) than if the Fund had not used such instruments.

         Swap Agreements. A swap is a financial instrument that typically involves the exchange of cash flows between two parties on specified dates (settlement dates), where the cash flows are based on agreed-upon prices, rates, indices, etc. Swaps are individually negotiated and structured to include exposure to a variety of different types of investments or market factors.

         The Fund may enter into swap agreements with respect to currencies, individual securities, indexes of securities and other assets or measures of risk or return. The Fund may also enter into options on swap agreements ("swaptions"). These transactions are entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded that desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a "basket" of securities representing a particular index. Forms of swap agreements include caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that, for example, the return on a given equity index exceeds a specified rate, or "cap"; floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that, for example, the return on a given equity index falls below a specified rate, or "floor"; and collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against movements exceeding given minimum or maximum levels. A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. The Fund may write (sell) and purchase put and call swaptions.

         Many swap agreements entered into by the Fund would calculate the obligations of the parties to the agreement on a "net basis." Consequently, the Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). The Fund's current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund). Although it has no current intention to do so, the Fund may use swap agreements to add leverage to the portfolio. The Fund may (but is not required to) cover any accrued but unpaid net amounts owed to a swap counterparty through the segregation of assets determined to be liquid by Analytic in accordance with procedures established by the Board of Trustees. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of the Fund's investment restriction concerning senior securities and borrowings.

         Whether the Fund's use of swap agreements or swaptions will be successful in furthering its investment objective will depend on Analytic's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Moreover, if a counter-party's creditworthiness declined, the value of a swap agreement would be likely to decline, potentially resulting in losses. The performance of swap agreements may be affected by a change in the specific currency, or by other factors that determine the amount of payments due. If a swap agreement calls for a payment by the Fund, the Fund must be prepared to make such payments when due.

         Equity Swaps. In a typical equity swap, one party agrees to pay another party the return on a stock, stock index or basket of stocks in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Equity index swaps involve not only the risk associated with investment in the securities represented in the index, but also the risk that the performance of such securities, including dividends, will not exceed the return on the interest rate that the Fund will be committed to pay.

         Currency Swaps. A currency swap is an agreement between two parties in which one party agrees to make interest rate payments in one currency and the other promises to make interest rate payments in another currency. A Fund may enter into a currency swap when it has one currency and desires a different currency. Typically the interest rates that determine the currency swap payments are fixed, although occasionally one or both parties may pay a floating rate of interest. Unlike an interest rate swap, however, the principal amounts are exchanged at the beginning of the contract and returned at the end of the contract. Changes in foreign exchange rates and changes in interest rates, may negatively affect currency swaps.

         The swaps market is a relatively new market and is largely unregulated. The Fund's ability to terminate or transfer a swap agreement is generally very limited. Swap agreements may increase the overall volatility of the investments of a Fund. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

         Depending on the terms of the particular option agreement, the Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When the Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when the Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement.

         A swap agreement may be considered a form of leverage, and could magnify the Fund's gains or losses. In order to reduce the risk associated with leveraging, a Fund will generally cover its current obligations under swap agreements according to guidelines established by the Securities and Exchange Commission. If the Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the Fund's accrued obligations under the swap agreement over the accrued amount the Fund is entitled to receive under the agreement. If a Fund enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the Fund's accrued obligations under the agreement.

         Certain swap agreements are exempt from most provisions of the CEA and, therefore, are not regulated as futures or commodity option transactions under the CEA.

         If other types of financial instruments, including other types of options, futures contracts or futures options are traded in the futures, the Fund may also use those instruments, provided that their use is consistent with the Fund's investment objective.

Short Sales

         The Fund may make short sales of securities and indexes as part of its overall portfolio management strategy and to offset potential declines in long positions in securities in the Fund's portfolio. A short sale is a transaction in which the Fund sells a security it does not own, and may be used by Analytic where it anticipates that the market price of the securities will decline or will underperform relative to most other securities held in the portfolio.



         When the Fund makes a short sale on a security, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any accrued interest and dividends on such borrowed securities.

         If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

         To the extent that the Fund engages in short sales, it will provide collateral to the broker-dealer. A short sale is "against the box" to the extent that the Fund contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short. The Fund may engage in so-called "naked" short sales where it does not own or have the immediate right to acquire the security sold short at no additional cost, in which case the Fund's losses could theoretically be unlimited in cases where the Fund is unable for whatever reason to close out its short position. The Fund has the flexibility to engage in short selling to the extent permitted by the 1940 Act and rules and interpretations thereunder.

When-Issued, Delayed Delivery and Forward Commitment Transactions

         The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. When such purchases are outstanding, the Fund will segregate until the settlement date assets determined to be liquid by Analytic in accordance with procedures established by the Board of Trustees, in an amount sufficient to meet the purchase price. A when-issued security is one whose terms are available and for which a market exists, but which have not been issued. In a forward delivery transaction, the Fund contracts to purchase securities for a fixed price at a future date beyond customary settlement time. "Delayed delivery" refers to securities transactions on the secondary market where settlement occurs in the future. In each of these transactions, the parties fix the payment obligation and the interest rate that they will receive on the securities at the time the parties enter the commitment; however, they do not pay money or deliver securities until a later date. Typically, no income accrues on securities the Fund has committed to purchase before the securities are delivered although the Fund may earn income on securities it has in a segregated account to cover its position. The Fund will only enter into these types of transactions with the intention of actually acquiring the securities, but may sell them before the settlement date.

         The Fund uses when-issued, delayed-delivery and forward delivery transactions to secure what it considers an advantageous price and yield at the time of purchase. When the Fund engages in when-issued, delayed-delivery or forward delivery transactions, it relies on the other party to consummate the sale. If the other party fails to complete the sale, the Fund may miss the opportunity to obtain the security at a favorable price or yield.

         When purchasing a security on a when-issued, delayed delivery or forward commitment basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. At the time of settlement, the market value of the security may be more or less than the purchase price. The yield available in the market when delivery takes place also may be higher than those obtained in the transaction. Because the Fund is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Fund's other investments. If the Fund remains substantially fully invested at a time when when-issued, delayed delivery or forward commitment purchases are outstanding, the purchases may result in a form of leverage.

         When the Fund has sold a security on a when-issued, delayed delivery or forward commitment basis, the Fund does not participate in future gains or losses with respect to the security. If the other party to a transaction fails to deliver or pay for the securities, the Fund could miss a favorable price or yield opportunity or could suffer a loss. The Fund may dispose of or renegotiate a transaction after it is entered into, and may sell when-issued, delayed delivery or forward commitment securities before they are delivered, which may result in a capital gain or loss. There is no percentage limitation on the extent to which the Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis.

         When such purchases are outstanding, the Fund will segregate until the settlement date assets determined to be liquid by Analytic in accordance with procedures established by the Board of Trustees, in an amount sufficient to meet the purchase price. Typically, no income accrues on securities the Fund has committed to purchase prior to the time delivery of the securities is made, although the Fund may earn income on securities it has segregated.

Foreign (Non-U.S.) Securities

            The Fund will ordinarily focus its investments in securities of U.S. issuers, but may invest in sovereign debt (discussed below) and invest without limit in American Depository Receipts ("ADRs") and other securities of foreign issuers traded on U.S. Securities markets. ADRs are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the U.S. or elsewhere. A custodian bank or similar financial institution in the issuer's home country holds the underlying shares in trust. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. ADRs are subject to many of the risks associated with investing directly in foreign securities.

         Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. These include: differences in accounting, auditing and financial reporting standards; generally higher brokerage costs, commission rates on foreign portfolio transactions, custodial expenses and other fees; the possibility of nationalization or expropriation of assets or confiscatory taxation; adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country); political instability which can affect U.S. investments in foreign countries; and potential restrictions on the flow of international capital. In addition, foreign securities, dividends, interest payable and income received on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Foreign securities may be less liquid and often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Changes in foreign exchange rates will affect the value of those securities which are denominated or quoted in currencies other than the U.S. dollar. Also, there may be less information publicly available about a foreign issuer than about a U.S. issuer.

         Political or financial instability and diplomatic developments could affect the value of investments in securities issued by companies in those countries. Other risks include currency devaluations and other currency exchange rate fluctuations; greater social, economic and political uncertainty and instability (including the risk of war); more substantial government involvement in the economy; less government supervision and regulation of the securities markets and participants in those markets; controls on foreign investment and limitations on repatriation of invested capital and on the Fund's ability to exchange local currencies for U.S. dollars; unavailability of currency hedging techniques in certain countries; the fact that companies in foreign countries may be smaller, less seasoned and newly organized; the difference in, or lack of, auditing and financial reporting standards, which may result in unavailability of material information about issuers; the risk that it may be more difficult to obtain and/or enforce a judgment in a court outside the United States; and greater price volatility, substantially less liquidity and significantly smaller market capitalization of securities markets. In addition, a number of foreign countries restrict, to various degrees, foreign investment in securities, and high rates of inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain countries. Also, any change in the leadership or politics of foreign countries, or the countries that exercise a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and adversely affect existing investment opportunities.

         Sovereign Debt. The Fund may invest in sovereign debt issued by foreign developed governments and their respective sub-divisions, agencies or instrumentalities, government sponsored enterprises and supra-national government entities. Supra-national entities include international organizations that are organized or supported by one or more government entities to promote economic reconstruction or development and by international banking institutions and related governmental agencies. Investment in sovereign debt can involve a high degree of risk. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of the debt. A governmental entity's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity's policy toward the International Monetary Fund, and the political constraints to which a governmental entity may be subject. Governmental entities may also depend on expected disbursements from foreign governments, multilateral agencies and others to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a governmental entity's implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties' commitments to lend funds to the governmental entity, which may further impair such debtor's ability or willingness to service its debts in a timely manner. Consequently, governmental entities may default on their sovereign debt. Holders of sovereign debt (including the Fund) may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. There is no bankruptcy proceeding by which sovereign debt on which governmental entities have defaulted may be collected in whole or in part.

         Sovereign debt may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States, may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. Some foreign exchanges may be principal markets so that no common clearing facility exists and a trader may look only to the broker for performance of the contract. The value of positions also could be adversely affected by (i) other complex foreign political, legal and economic factors,
(ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in the Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States and (v) lesser trading volume. In addition, unless the Fund hedges against fluctuations in the exchange rate between the U.S. dollar and the currencies in which trading is done on foreign exchanges, any profits that the Fund might realize in trading could be eliminated by adverse changes in the exchange rate, or the Fund could incur losses as a result of those changes. The Fund's use of such instruments may cause the Fund to realize higher amounts of short-term capital gains (generally taxed to shareholders at ordinary income tax rates) than if the Fund had not used such instruments. The Fund's investments in foreign sovereign debt are also subject to the risks described above under "Foreign (Non-U.S.) Securities."

         The Fund's investments in foreign currency-denominated debt obligations and hedging activities will likely produce a difference between its book income and its taxable income. This difference may cause a portion of the Fund's income distributions to constitute returns of capital for tax purposes or require the Fund to make distributions exceeding book income to qualify as a regulated investment company for federal income tax purposes.

         Foreign Currencies. Subject to the limitations discussed in this Statement of Additional Information and in the Prospectus, the Fund may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through forward foreign currency exchange contracts. The Fund may engage in these transactions in order to protect against uncertainty in the level of future foreign exchange rates in the purchase and sale of securities. The Fund may also use foreign currency options and foreign currency forward contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. Suitable currency hedging transactions may not be available in all circumstances and Analytic may decide not to use hedging transactions that are available.

         As described above, the Fund may enter into forward foreign currency exchange contracts to reduce the risks of adverse changes in foreign exchange rates. In addition, the Fund may buy and sell foreign currency futures contracts and options on foreign currencies and foreign currency futures. The Fund may employ currency management techniques to enhance the Fund's total return; however, the Fund is not obligated to do so and there is no assurance that the Fund will be successful if it does.

         The Fund's investments in foreign currency denominated debt obligations and hedging activities will likely produce a difference between the Fund's book income and its taxable income. This difference may cause a portion of the Fund's income distributions to constitute returns of capital for tax purposes or require the Fund to make distributions exceeding book income to qualify as a regulated investment company for federal tax purposes.

         To the extent the Fund invests in securities denominated in foreign currencies, the Fund will be subject to certain related risks and expenses. Investments denominated in foreign currency will be subject to adverse changes in the value of the foreign currency against the U.S. dollar. Additionally, it may be expensive to convert foreign currencies into U.S. dollars and vice versa; complex political and economic factors may significantly affect the values of various currencies, including U.S. dollars, and their respective exchange rates; government intervention may increase risks involved in purchasing or selling foreign currency options, forward contracts and futures contracts, since exchange rates may not be free to fluctuate in response to other market forces; and there may be no systematic reporting of last sale information for foreign currencies or regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Although the Fund may engage in some of the hedging transactions described in this section and under "Derivatives" above, the Fund has no obligation to do so and there is no guarantee that it will be successful.

Investment Grade Debt Securities

         The Fund may invest a portion of its assets in investment grade debt instruments of varying maturities. Investment grade securities are those rated, at the time of investment, Baa or above by Moody's or BBB or above by S&P, or securities that are unrated but judged to be of comparable quality by Analytic. See Appendix C for a description of the ratings assigned by Moody's and S&P. The debt securities in which the Fund may invest include bonds, commercial paper and other debt securities of U.S. corporate and other issuers, U.S. Government securities, municipal securities, bank certificates of deposit and fixed time deposits and bankers' acceptances. The Fund's credit quality policies apply only at the time a security is purchased, and the Fund is not required to dispose of a security in the event that a rating agency or Analytic downgrades its assessment of the credit characteristics of a particular issue.

         Corporate Bonds. The Fund may invest in a variety of bonds and related debt obligations of varying maturities issued by U.S. corporations, domestic banks and other business entities. Bonds include bills, notes, debentures, money market instruments and similar instruments and securities. Bonds generally are used by corporations and other issuers to borrow money from investors for such purposes as working capital or capital expenditures. The issuer pays the investor a variable or fixed rate of interest and normally must repay the amount borrowed on or before maturity. Certain bonds are "perpetual" in that they have no maturity date.

         The Fund's investments in corporate bonds are subject to a number of risks described in the Prospectus and elaborated upon elsewhere in this section of the Statement of Additional Information, including interest rate risk, credit risk, issuer risk, foreign (non-U.S.) investment risk, inflation/deflation risk, liquidity risk, smaller company risk and management risk.

         Commercial Paper. Commercial paper represents short-term unsecured promissory notes issued in bearer form by corporations such as banks or bank holding companies and finance companies. The Fund may invest in commercial paper of investment grade consistent with the Fund's investment objective and policies, including unrated commercial paper for which Analytic has made a credit quality assessment. See Appendix C for a description of the ratings assigned by Moody's and S&P to commercial paper. The rate of return on commercial paper may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies.

         Bank Obligations. Bank obligations in which the Fund may invest include certificates of deposit, bankers' acceptances, and fixed time deposits. Certificates of deposit are negotiable certificates that are issued against funds deposited in a commercial bank for a definite period of time and that earn a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. Fixed time deposits may be non-negotiable, and there is no market for such deposits. The Fund may also hold funds on deposit with its custodian bank in an interest-bearing account for temporary purposes.

         The Funds will only invest in a security issued by a commercial bank if the bank: (i) has total assets of at least $1 billion, or the equivalent in other currencies; (ii) is a U.S. bank and a member of the Federal Deposit Insurance Corporation; or (iii) is a foreign branch of a U.S. bank and Analytic believes the security is of an investment quality comparable with other debt securities that the Funds may purchase.

         Demand Instruments. Demand instruments involve either a conditional or unconditional demand feature, which permits the holder of the instrument to demand payment of the principal amount of the instrument. Demand instruments may include variable amount master demand notes.

U.S. Government Securities

          U.S. Government securities are obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the United States; others, such as those of the Federal Home Loan Banks or the Federal Home Loan Mortgage Corporation, are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. Although U.S. Government sponsored enterprises such as Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and the Student Loan Marketing Association may be chartered or sponsored by Congress, they are not funded by Congressional appropriations and their securities are not issued by the U.S. Treasury or supported by the full faith and credit of the U.S. Government and include increase credit risks.

         U.S. Government securities include securities that have no coupons, or have been stripped of their unmatured interest coupons, individual interest coupons from such securities that trade separately, and evidences of receipt of such securities. Such securities may pay no cash income, and are purchased at a deep discount from their value at maturity. See "--Zero-Coupon Bonds" below. Custodial receipts issued in connection with so-called trademark zero-coupon securities, such as Certificates of Accrual on Treasury Securities, are not issued by the U.S. Treasury, and are therefore not U.S. Government securities, although the underlying bond represented by such receipt is a debt obligation of the U.S. Treasury. Other zero-coupon Treasury securities (e.g., STRIPs and CUBEs) are direct obligations of the U.S. Government.

         While some U.S. Government Securities are guaranteed as to principal and interest, their market value is not guaranteed. U.S. government securities are subject to the same interest rate and credit risks as other debt securities. The U.S. Government does not guarantee the net asset value of the Fund's shares.

Zero-Coupon Bonds

         Zero-coupon securities are debt obligations that do not entitle the holder to any periodic payments of interest either for the entire life of the obligation or for an initial period after the issuance of the obligations. These instruments are typically issued and traded at a deep discount from their face amount. The amount of the discount varies depending on such factors as the time remaining until maturity of the securities, prevailing interest rates, the liquidity of the security and the perceived credit quality of the issuer. The market prices of zero-coupon bonds generally are more volatile than the market prices of similar debt instruments that pay interest currently and in cash and are likely to respond to changes in interest rates to a greater degree than do other types of securities having similar maturities and credit quality.

         These securities may include treasury securities that have had their interest payments ("coupons") separated from the underlying principal ("corpus") by their holder, typically a custodian bank or investment brokerage firm. Once the holder of the security has stripped or separated corpus and coupons, it may sell each component separately. The principal or corpus is then sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest
(cash) payments. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold bundled in such form. The underlying treasury security is held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are owned ostensibly by the bearer or holder thereof), in trust on behalf of the owners thereof. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero coupon securities that the U.S. Treasury sells itself.

         The U.S. Treasury has facilitated transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and corpus payments on Treasury securities through the Federal Reserve book-entry record keeping system. Under a Federal Reserve program known as "STRIPS" or "Separate Trading of Registered Interest and Principal of Securities," a Fund may record its beneficial ownership of the coupon or corpus directly in the book-entry record-keeping system.

         In order to satisfy a requirement for qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code") an investment company, such as the Fund, must distribute each year at least 90% of its net investment income, including the original issue discount accrued on zero-coupon bonds. Because the Fund will not on a current basis receive cash payments from the issuer of these securities in respect of any accrued original issue discount, in some years the Fund may have to distribute cash obtained from selling other portfolio holdings of the Fund. In some circumstances, such sales might be necessary in order to satisfy cash distribution requirements even though investment considerations might otherwise make it undesirable for the Fund to sell securities at such time. Under many market conditions, investments in zero-coupon bonds may be illiquid, making it difficult for the Fund to dispose of them or determine their current value.

Other Investment Companies

         The Fund may invest in securities of other open- or closed-end investment companies, including exchange-trade funds ("ETFs") to the extent that such investments are consistent with the Fund's investment objective and policies and permissible under the Investment Company Act of 1940, as amended (the "1940 Act").

         The Fund may invest in other investment companies either during periods when it has large amounts of uninvested cash, such as the period shortly after the Fund receives the proceeds of the offering of its Common Shares, during periods when there is a shortage of attractive securities available in the market, or when Analytic believes share prices of other investment companies offer attractive values. The Fund may invest in investment companies that are advised by Analytic or its affiliates to the extent permitted by applicable law and/or pursuant to exemptive relief from the Securities and Exchange Commission.

         As a stockholder in an investment company, the Fund will bear its ratable share of that investment company's expenses, and would remain subject to payment of the Fund's management fees and other expenses with respect to assets so invested. Holders of the Common Shares would therefore be subject to duplicative expenses to the extent the Fund invests in other investment companies. Analytic will take expenses into account when evaluating the investment merits of an investment in an investment company relative to available investments in other securities. In addition, the securities of other investment companies may also be leveraged and will therefore be subject to the same leverage risks described in the Prospectus and herein. As described in the section of the Prospectus entitled "Risks--Leverage Risk," the net asset value and market value of leveraged shares will be more volatile and the yield to shareholders will tend to fluctuate more than the yield generated by unleveraged shares.

Repurchase Agreements

         For the purposes of maintaining liquidity and achieving income, the Fund may enter into repurchase agreements with domestic commercial banks or registered broker/dealers. A repurchase agreement is a contract under which the Fund would acquire a security for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund's cost plus interest). The Fund bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities. This risk includes the risk of procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Analytic will monitor the creditworthiness of the counter parties.

         When a Fund enters into a repurchase agreement it will: (i) pay for the underlying securities only upon physically receiving them or upon evidence of their receipt in book-entry form; and (ii) require the counter party to add to the collateral whenever the price of the repurchase agreement rises above the value of the underlying security (i.e., it will require the borrower to "mark to the market" on a daily basis).

Reverse Repurchase Agreements and Dollar Rolls

         The Fund may enter into reverse repurchase agreements and economically similar transactions in order to add leverage to the portfolio or for hedging or cash management purposes. A reverse repurchase agreement involves the sale of a portfolio-eligible security by the Fund, coupled with its agreement to repurchase the instrument at a specified time and price. Under a reverse repurchase agreement, the Fund continues to receive any principal and interest payments on the underlying security during the term of the Agreement. Generally, the effect of such a transaction is that the Fund can recover and reinvest all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement and still be entitled to the returns associated with those portfolio securities. These transactions are advantageous if the interest cost to the Fund of the reverse repurchase transaction is less than the returns it obtains on investments purchased with the cash.

         Dollar rolls are transactions in which the Fund sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type and coupon) securities on a specified future date. During the roll period, the Fund foregoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale.

         Reverse repurchase agreements and dollar rolls may involve leverage risk and also the risk that the market value of the securities that the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement or dollar roll files for bankruptcy or becomes insolvent, the Fund's use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities.

         The Fund may (but is not required to) segregate assets determined to be liquid by Analytic in accordance with procedures established by the Board of Trustees, equal (on a daily mark-to-market basis) to its obligations under reverse repurchase agreements. To the extent that positions in reverse repurchase agreements are not so covered, such transactions would be subject to the Fund's limitations on borrowings, which would, among other things, restrict the aggregate of such transactions (plus any other borrowings) to one-third of the Fund's total assets.

         The Fund also may effect simultaneous purchase and sale transactions that are known as "sale buybacks." A sale buyback is similar to a reverse repurchase agreement, except that in a sale-buyback, the counterparty who purchases the security is entitled to receive any payments made on the underlying security pending settlement of the Fund's repurchase of the underlying security.

Lending of Portfolio Securities

         Subject to the Fund's "Investment Restrictions" listed below, the Fund may make secured loans of its portfolio securities to brokers, dealers and other financial institutions amounting to no more than one-third of the Fund's total assets. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. However, such loans will be made only to broker-dealers that are believed by Analytic to be of relatively high credit standing. Securities loans are made to broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral consisting of U.S. Government securities, cash or cash equivalents (negotiable certificates of deposit, bankers' acceptances or letters of credit) maintained on a daily mark-to-market basis in an amount at least equal at all times to the market value of the securities lent. The borrower pays to the Fund, as the lender, an amount equal to any dividends or interest received on the securities lent. Such amounts will not be eligible to be treated as qualified dividend income. The Fund may invest only the cash collateral received in interest-bearing, short-term securities or receive a fee from the borrower. In the case of cash collateral, the Fund typically pays a rebate to the lender. Although voting rights or rights to consent with respect to the loaned securities pass to the borrower, the Fund, as the lender, retains the right to call the loans and obtain the return of the securities loaned at any time on reasonable notice, and it will do so in order that the securities may be voted by the Fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. The Fund may also call such loans in order to sell the securities involved. When engaged in securities lending, the Fund's performance will continue to reflect changes in the value of the securities loaned and will also reflect the receipt of either interest, through investment of cash collateral by the Fund in permissible investments, or a fee, if the collateral is U.S. Government securities.

         By lending its securities, the Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. Government securities or letters of credit are used as collateral.

         Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon a Fund's ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

         The Fund may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated third party for acting as the Fund's securities lending agent.

Real Estate Investment Trusts ("REITs")

         REITs are pooled investment vehicles which invest primarily in income-producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. REITs are not taxed on income distributed to shareholders provided they comply with the applicable requirements of the Code. The Fund will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests in addition to the expenses paid by the Fund. Debt securities issued by REITs are, for the most part, general and unsecured obligations and are subject to risks associated with REITs.

         Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. An equity REIT may be affected by changes in the value of the underlying properties owned by the REIT. A mortgage REIT may be affected by changes in interest rates and the ability of the issuers of its portfolio mortgages to repay their obligations. REITs are dependent upon the skills of their managers and are not diversified. REITs are generally dependent upon maintaining cash flows to repay borrowings and to make distributions to shareholders and are subject to the risk of default by lessees or borrowers. REITs whose underlying assets are concentrated in properties used by a particular industry, such as health care, are also subject to risks associated with such industry.

         REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT's investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT's investment in fixed rate obligations can be expected to decline. If the REIT invests in adjustable rate mortgage loans the interest rates on which are reset periodically, yields on a REIT's investments in such loans will gradually align themselves to reflect changes in market interest rates. This causes the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

         REITs may have limited financial resources, may trade less frequently and in a more limited volume and may be subject to more abrupt or erratic price movements than larger company securities. Historically REITs have been more volatile in price than the larger capitalization stocks included in Standard & Poor's 500 Stock Index.

Illiquid Securities

         The Fund may invest up to 20% of its total assets in securities which are illiquid at the time of investment. The term "illiquid securities" for this purpose is determined using the SEC's standard applicable to open-end investment companies, i.e., securities that cannot be disposed of within seven days in the ordinary course of business at approximately the value at which the Fund has valued the securities. Illiquid securities are considered to include, among other things, repurchase agreements with maturities in excess of seven days, certain loan participation interests, fixed time deposits which are not subject to prepayment or provide for withdrawal penalties upon prepayment (other than overnight deposits), and other securities whose disposition is restricted under the federal securities laws (other than securities issued pursuant to Rule 144A under the 1933 Act and certain commercial paper that Analytic has determined to be liquid under procedures approved by the Board of Trustees).

         Illiquid securities may include privately placed securities, which are sold directly to a small number of investors, usually institutions. Unlike public offerings, such securities are not registered under the federal securities laws. Although certain of these securities may be readily sold, others may be illiquid, and their sale may involve substantial delays and additional costs.

Rule 144A Securities

         The Fund may invest in securities that have not been registered for public sale, but that are eligible for purchase and sale pursuant to Rule 144A under the Securities Act of 1933 ("Rule 144A Securities"). Rule 144A permits certain qualified institutional buyers, such as the Fund, to trade in privately placed securities that have not been registered for sale under the Securities Act of 1933. Rule 144A Securities may be deemed illiquid and thus subject to the Fund's limit on illiquid securities, although the Fund may determine that certain Rule 144A Securities are liquid in accordance with procedures adopted by the Board of Trustees. Rule 144A may be subject to liquidity risk.

Borrowing and Related Strategies

         Although it has no current intention to do so, the Fund reserves the flexibility to borrow money or issue other senior securities representing indebtedness (hereinafter referred to collectively as borrowings) to the extent permitted under the 1940 Act as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time. The Fund may from time to time, including for investment purposes or to add leverage to the portfolio. Any leverage used by the Fund would be limited to 30% of the Fund's total assets. The Fund may also borrow in order to repurchase its shares or as a temporary measure for extraordinary or emergency purposes, including for the payment of dividends or the settlement of securities transactions which otherwise might require untimely dispositions of Fund securities.

         Borrowings may include the issuance of notes, commercial paper or other evidences of indebtedness. The Fund may secure any borrowings by mortgaging, pledging or otherwise granting a security interest in the Fund's assets. The terms of any borrowings will be subject to the provisions of any credit agreements related to the borrowings and, to the extent that the Fund seeks a rating for the borrowings, any additional guidelines imposed by any rating agency that is rating the borrowings. Credit agreement provisions and rating agency guidelines may impose asset coverage or portfolio composition requirements that are more stringent than those imposed on the Fund by the 1940 Act. Any credit agreement to which the Fund may become subject may include customary limits on the Fund's ability to (i) incur additional debt or issue preferred shares without approval of the lenders, (ii) incur liens or pledge portfolio securities, (iii) incur obligations under derivative instruments, and
(iv) change its investment objective or fundamental investment restrictions without the approval of lenders. The rights of lenders to receive payments of interest on and repayments of principal of any borrowings made by the Fund under any commercial paper program, liquidity facility, credit facility or other evidence of indebtedness will be senior to the rights of any holders of preferred shares of the Fund (although none are currently expected with respect to the payment of dividends or upon liquidation.

         Under the 1940 Act, the Fund generally is not permitted to have outstanding senior securities representing indebtedness ("borrowings") (including through the use of reverse repurchase agreements, dollar rolls, futures contracts, loans of portfolio securities, swap contracts and other derivatives, as well as when-issued, delayed delivery or forward commitment transactions, to the extent that these instruments constitute senior securities) unless immediately after the financing giving rise to the borrowing, the value of the Fund's total assets less liabilities (other than such borrowings) is at least 300% of the principal amount of such borrowing (i.e., the principal amount may not exceed 331/3% of the Fund's total assets). In addition, the Fund is not permitted to declare any cash dividend or other distribution on Common Shares unless, at the time of such declaration, the value of the Fund's total assets, less liabilities other than borrowings, is at least 300% of such principal amount. If the Fund enters into these transactions, it intends, to the extent possible, to prepay all or a portion of the principal amount due to the extent necessary in order to maintain the required asset coverage. Failure to maintain certain asset coverage requirements could result in an event of default and entitle holders of senior securities (including preferred shareholders) of the Fund to elect a majority of the Trustees of the Fund. Derivative instruments used by the Fund will not constitute senior securities (and will not be subject to the Fund's limitations on borrowings) to the extent that the Fund segregates liquid assets at least equal in amount to its obligations under the instruments, or enters into offsetting transactions or owns positions covering its obligations. For instance, the Fund may cover its position in a reverse repurchase agreement by segregating liquid assets at least equal in amount to its forward purchase commitment.

         The Fund may enter into other transactions that may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, dollar rolls, futures contracts, loans of portfolio securities, swap contracts and other derivatives, as well as when-issued, delayed delivery or forward commitment transactions. To the extent that the Fund does not cover its commitment under these instruments by the segregation of liquid assets equal in value to the amount of the Fund's commitment, or by entering into offsetting transactions or owning positions covering its obligations, the instruments will be considered "senior securities" under the 1940 Act for purposes of the asset coverage requirements otherwise applicable to borrowings by the Fund as described above.

         Any borrowing by the Fund will tend to exaggerate the effect on net asset value of any increase or decrease in the market value of the Fund's portfolio. Money borrowed will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased. The Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

Portfolio Trading and Turnover Rate

         Portfolio trading may be undertaken to accomplish the investment objective of the Fund. In addition, a security may be sold and another of comparable quality purchased at approximately the same time to take advantage of what Analytic believes to be a temporary price disparity between the two securities. Temporary price disparities between two comparable securities may result from supply and demand imbalances where, for example, a temporary oversupply of certain securities may cause a temporarily low price for such securities, as compared with other securities of like quality and characteristics. Securities may be sold in anticipation of a market decline or purchased in anticipation of a market rise and later sold, or to recognize a gain.

         A change in the securities held by the Fund is known as "portfolio turnover." The use of certain derivative instruments with relatively short maturities may tend to exaggerate the portfolio turnover rate for the Fund, and, to the extent options written (sold) by the Fund are exercised or covered the Fund's portfolio turnover rate will increase. There is no stated limit on the Fund's portfolio turnover rate. High portfolio turnover (e.g., greater than 100%) involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Trading in equity securities generally involves the payment of brokerage commissions. Trading in debt obligations does not generally involve the payment of brokerage commissions, but does involve indirect transaction costs. The use of futures contracts may involve the payment of commissions to futures commission merchants. The higher the rate of portfolio turnover of the Fund, the higher the transaction costs borne by the Fund generally will be. Transactions in the Fund's portfolio securities may result in realization of taxable capital gains (including short-term capital gains which are generally taxed to shareholders at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund's performance.

Participation on Creditors Committees

         The Fund may from time to time participate on committees formed by creditors to negotiate with the management of financially troubled issuers of securities held by the Fund. Such participation may subject the Fund to expenses such as legal fees and may make the Fund an "insider" of the issuer for purposes of the federal securities laws, and therefore may restrict the Fund's ability to trade in or acquire additional positions in a particular security when it might otherwise desire to do so. Participation by the Fund on such committees also may expose the Fund to potential liabilities under the federal bankruptcy laws or other laws governing the rights of creditors and debtors. The Fund would participate on such committees only when Analytic believes that such participation is necessary or desirable to enforce the Fund's rights as a creditor or to protect the value of securities held by the Fund.

Short-Term Investments / Temporary Defensive Strategies

         Upon recommendation of Analytic, for temporary defensive purposes and to keep the Fund's cash fully invested, including during the period in which the net proceeds of this offering are being invested, the Fund may deviate from its investment objective and policies and invest some or all of its total assets in high quality, short-term debt securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so. See "Use of Proceeds" in the Prospectus.

                             INVESTMENT RESTRICTIONS

Fundamental Policies

         Except as described below, the Fund, as a fundamental policy, may not, without the approval of the holders of a majority of the outstanding Common
Shares:

         (1) Concentrate its investments in a particular "industry," as that term is used in the 1940 Act, and as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time.

         (2) With respect to 75% of the Fund's total assets, purchase the securities of any issuer, except securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities or securities issued by other investment companies, if, as a result, (i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

         (3) Purchase or sell real estate, although it may purchase securities secured by real estate or interests therein, or securities issued by companies which invest in real estate, or interests therein.

         (4) Purchase or sell commodities or commodities contracts or oil, gas or mineral programs. This restriction shall not prohibit the Fund, subject to restrictions described in the Prospectus and elsewhere in this Statement of Additional Information, from purchasing, selling or entering into futures contracts, options on futures contracts, forward contracts, or any interest rate, securities-related or other hedging instrument, including swap agreements and other derivative instruments, subject to compliance with any applicable provisions of the federal securities or commodities laws.

         (5) Borrow money or issue any senior security, except to the extent permitted under the 1940 Act and as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time.

         (6) Make loans, except to the extent permitted under the 1940 Act, and as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time.

         (7) Act as an underwriter of securities of other issuers, except to the extent that in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws.

         Currently, under the 1940 Act, the Fund generally is not permitted to engage in borrowings unless immediately after a borrowing the value of the Fund's total assets less liabilities (other than the borrowing) is at least 300% of the principal amount of the borrowing (i.e., the principal amount may not exceed 33 1/3% of the Fund's total assets). In addition, the Fund is not permitted to declare any cash dividend or other distribution on Common Shares unless, at the time of declaration, the value of the Fund's total assets, less liabilities other than borrowings, is at least 300% of the principal amount of its borrowing.

         Currently, under the 1940 Act, the Fund may generally not lend money or property to any person, directly or indirectly, if the person controls or is under common control with the Fund, except for a loan from the Fund to a company that owns all of the outstanding securities of the Fund, except directors' and qualifying shares.

         For purposes of the foregoing, "majority of the outstanding," when used with respect to particular shares of the Fund (whether voting together as a single class or voting as separate classes), means (i) 67% or more of such shares present at a meeting, if the holders of more than 50% of such shares are present or represented by proxy, or (ii) more than 50% of such shares, whichever is less.

         Unless otherwise indicated, all limitations applicable to the Fund's investments (as stated above and elsewhere in this Statement of Additional Information) apply only at the time a transaction is entered into. Any subsequent change in a rating assigned by any rating service to a security (or, if unrated, deemed by Analytic to be of comparable quality), or change in the percentage of the Fund's total assets invested in certain securities or other instruments, resulting from market fluctuations or other changes in the Fund's total assets, will not require the Fund to dispose of an investment until Analytic determines that it is practicable to sell or close out the investment without undue market or tax consequences to the Fund. In the event that rating agencies assign different ratings to the same security, Analytic will determine which rating it believes best reflects the security's quality and risk at that time, which may be the higher of the several assigned ratings.

         Currently, under the 1940 Act, a "senior security" does not include any promissory note or evidence of indebtedness where the loan is for temporary purposes only and in an amount not exceeding 5% of the value of the total assets of the issuer at the time the loan is made. A loan is presumed to be for temporary purposes if it is repaid within sixty days and is not extended or renewed.

         The Fund would be deemed to "concentrate" in a particular industry if it invested 25% or more of its total assets in that industry. The Fund's industry concentration policy does not preclude it from focusing investments in issuers in a group of related industrial sectors (such as different types of utilities).

         The Fund may not change its policy of writing (selling) covered call options on its portfolio securities and on equity indexes, representing at least 80% of the Fund's net assets (plus any borrowings for investment purposes), unless it provides shareholders with written notice of such change if and to the extent required by the 1940 Act and the rules thereunder.

         To the extent the Fund covers its commitment under a reverse repurchase agreement, derivative instrument or other borrowing instrument by the segregation of liquid assets, equal in value to the amount of the Fund's commitment, or by entering into offsetting transactions or by owning other positions covering its obligations, the instrument will not be considered a "senior security" for purposes of the asset coverage requirements otherwise applicable to borrowings by the Fund or the Fund.

         The Fund interprets its policies with respect to borrowing and lending to permit such activities as may be lawful for the Fund, to the full extent permitted by the 1940 Act or by exemption from the provisions of the 1940 Act under an exemptive order of the SEC.

                             MANAGEMENT OF THE FUND

Trustees and Officers

         The business of the Fund is managed under the direction of the Fund's Board of Trustees. Subject to the provisions of the Fund's Agreement and Declaration of Trust (the "Declaration"), its Bylaws (the "Bylaws") and Massachusetts law, the Trustees have all powers necessary and convenient to carry out this responsibility, including the election and removal of the Fund's officers.

         The Trustees and officers of the Fund, their ages, the position they hold with the Fund, their term of office and length of time served, a description of their principal occupations during the past five years, the number of portfolios in the fund complex (as defined in SEC regulations) that the Trustee oversees and any other directorships held by the Trustee are listed in the two tables immediately following. Except as shown, each Trustee's and officer's principal occupation and business experience for the last five years have been with the employer(s) indicated, although in some cases the Trustee may have held different positions with such employer(s). Unless otherwise indicated, the business address of the persons listed below is c/o Old Mutual Fund Services, 1400 Liberty Ridge Drive, Wayne, Pennsylvania 19087.

                              Independent Trustees*

                        Position(s) Term of Office and                                         Number of Portfolios       Other
        Name, Address    Held with   Length of Time     Principal Occupation(s)  Overseen      in Fund Complex         Directorships
           and Age        Fund        Served            During the Past 5 Years  by Trustee    Held by Trustee

                        Trustee     Since
Age:
                        Trustee     Since
Age:
                        Trustee     Since
Age:


                               Interested Trustees

         Currently no Trustees are treated as "interested persons" (as defined in Section 2(a)(19) of the 1940 Act) of the Fund.

         In accordance with the Fund's staggered board (see "Anti-Takeover and Other Provisions in the Declaration of Trust"), the Common Shareholders of the Fund will elect Trustees to fill the vacancies of Trustees whose terms expire at each annual meeting of Common Shareholders, unless any Preferred Shares are outstanding, in which event Preferred Shareholders, voting as a separate class, will elect two Trustees and the remaining Trustees (i.e., at any meeting at which such trustees are standing for election in accordance with the staggered board structure) shall be elected by Common Shareholders and Preferred Shareholders, voting together as a single class. Preferred Shareholders will be entitled to elect a majority of the Fund's Trustees under certain circumstances.

                                    Officers

                               Position(s)
                               Held with                Term of Office and                 Principal Occupation(s)
Name, Address and Age            Fund                  Length of Time Served               During the Past 5 Years

Age                             Chairman                 Since inception
                                                         (            ).
Age                             President                Since inception
                                and Chief                (            ).
                                Executive
                                Officer
Age                             Treasurer                Since inception
                                and                      (            ).
                                Principal
                                Financial
                                and
                                Accounting
                                Officer
Age                             Vice                     Since inception
                                President,               (           ).
                                Secretary
Age                             Chief                   Since inception
                                Compliance              (            ).
                                Officer


        For interested Trustees and officers, positions held with affiliated persons or principal underwriters of the Fund are listed in the following table:

                                       Positions Held with Affiliated Persons or
          Name                            Principal Underwriters of the Fund

                                                    See above.

                                                    See above.

                                                    See above.

                                                    See above.

                                                    See above.

Committees of the Board of Trustees

         Audit Oversight Committee

         The Fund has established an Audit Oversight Committee in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. The Fund's Audit Oversight Committee provides oversight with respect to the internal and external accounting and auditing procedures of the Fund and, among other things, considers the selection of independent public accountants for the Fund and the scope of the audit, approves all audit and permitted non-audit services proposed to be performed by those auditors on behalf of the Fund and certain affiliates, including Analytic, and entities in a control relationship with Analytic that provide services to the Fund where the engagement relates directly to the operations and financial reporting of the Fund the possible effect of those services on the independence of those auditors. , and , each of whom is an Independent Trustee, serve on this committee.

         Nominating Committee

         The Nominating Committee is responsible for reviewing and recommending qualified candidates to the Board in the event that a position is vacated or created. The Nominating Committee reviews and considers nominees recommended by shareholders to serve as Trustee, provided any such recommendation is submitted in writing to the Fund, c/o , Secretary, at the address of the principal executive offices of the Fund. The Nominating Committee has full discretion to reject nominees recommended by shareholders, and there is no assurance that any such person so recommended and considered by a committee will be nominated for
election to the Board.           and                        ,each of whom is an
Independent Trustee, serve on
this committee.

         Valuation Committee

         The Board has a Valuation Committee to which the Board has delegated the responsibility to determine or cause to be determined the fair value of the Fund's portfolio securities and other assets when market quotations are not readily available. The Valuation Committee reviews and approves procedures for the fair valuation of securities and periodically reviews information from Analytic regarding fair value and liquidity determination made under Board-approved procedures, and makes related recommendations to the full Board and assists the full Board in resolving particular valuation matters. and , each of whom is an Independent Trustee, serve on this committee.

         Compensation Committee

         The Compensation Committee meets as the Board deems necessary to review and make recommendations regarding compensation payable to the Trustees of the Fund who are not directors, officers, partners or employees of Analytic, Administrator or any entity controlling, controlled by or under common control
with Analytic or the Administrator.               and                  ,each of
whom is an Independent Trustee, serve on this committee.

Securities Ownership

         For each Trustee, the following table discloses the dollar range of equity securities beneficially owned by the Trustee in the Fund and, on an aggregate basis, in any registered investment companies overseen by the Trustee within the Fund's family of investment companies as of December 31, 2004.

                                                               Aggregate Dollar Range of Equity Securities in All
                                   Dollar Range of Equity     Registered Investment Companies Overseen by Trustee
        Name of Trustee            Securities in the Fund              in Family of Investment Companies








         For independent Trustees and their immediate family members, the following table provides information regarding each class of securities owned beneficially in an investment adviser or principal underwriter of the Fund, or a person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of the Fund as of December 31, 2004:

                          Name of Owners and                                Value of     Percent of
  Name of Trustee       Relationships to Trustee   Company  Title of Class  Securities     Class








         As of                    , the Fund's officers and Trustees as a group
owned less than 1% of the outstanding Common Shares.

         As of          , 2004, the following persons owned of record the number
of Common Shares noted below, representing the indicated percentage of the Fund's outstanding shares as of such date.

                                                       Percentage of the Fund's
                                      Number of         outstanding shares as of
Shareholder                         Common Shares             ________, 200
------------                       --------------      -------------------------
                                                               100%




Compensation

         To be added.

         It is estimated that the Trustees will receive the amounts set forth in
the following table from the Fund for its initial fiscal year ending           .
For the calendar year ended December 31, 2004, the Trustees received the compensation set forth in the following table for serving as trustees of other funds in the "Fund Complex." Each officer and Trustee who is a director, officer, partner or employee of Analytic or any entity controlling, controlled by or under common control with Analytic serves without any compensation from the Fund.

   Name of Trustee and

                               Estimated Compensation                                                         Total Compensation
        by the Fund             from the Fund for the                                                     from the Fund Complex Paid
Officers, if any are paid      Fiscal Year Ending         Benefits Accrued as Part    Estimated Annual     to the Trustees for the
                                                          of Pension or Retirement     Benefits Upon          Calendar Year Ending
                               ______________________*       of Fund Expenses           Retirement             ________________**
to be provided                     to be provided             to be provided            to be provided            to be provided







----------
         * Since the Fund has not completed its first full fiscal year, compensation is estimated based upon future payments to be made by the Fund during the current fiscal year and upon estimated relative net assets of the Fund and other funds sharing the obligation of Trustee compensation.

         ** Describe the other funds overseen within the Fund's complex, if any.

         The Fund has no employees. Its officers are compensated by the Analytic/Administrator.

Codes of Ethics

         The Fund and Analytic have each adopted a separate code of ethics governing personal trading activities of, as applicable, all Trustees and officers of the Fund, and directors, officers and employees of Analytic, who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by the Fund or obtain information pertaining to such purchase or sale or who have the power to influence the management or policies of the Fund or Analytic, as applicable. Such persons are prohibited from effecting certain transactions, allowed to effect certain exempt transactions (including with respect to securities that may be purchased or held by the Fund), and are required to preclear certain security transactions with the applicable compliance officer or his designee and to report certain transactions on a regular basis. The Fund and Analytic have each developed procedures for administration of their respective codes. Text-only versions of the codes of ethics can be viewed online or downloaded from the EDGAR Database on the SEC's web site at www.sec.gov. You may also review and copy those documents by visiting the SEC's Public Reference Room in Washington, DC. You may obtain information on the operation of the Public Reference Room by calling the SEC at 202-942-8090. In addition, you may obtain copies of the codes of ethics, after mailing the appropriate duplicating fee, by writing to the SEC's Public Reference Section, 450 5th Street, N.W., Washington, D.C. 20549-0102 or by e-mail request at publicinfo@sec.gov.

                               INVESTMENT ADVISER

Investment Adviser

         Analytic, a California corporation, serves as the investment adviser to the Fund pursuant to an investment management agreement (the "Investment Management Agreement") between it and the Fund. Analytic Investors, Inc., located at 500 South Grand Avenue, 23rd Floor, Los Angeles, CA 90071, was founded in 1970 as Analytic Investment Management, Inc., and was one of the first independent investment counsel firms specializing in the creation and continuous management of optioned equity and optioned debt funds for fiduciaries and other long term shareholders. It is one of the oldest investment management firms in this specialized area.
 Analytic Investors is wholly-owned by Old Mutual (US) Holdings Inc. ("Old Mutual US"). Analytic Investors had $6 billion in assets under management as of October 31, 2004. Old Mutual US is a wholly-owned subsidiary of Old Mutual plc, a London-based, multi-national financial services firm. As of June 30, 2004, Old Mutual plc and its affiliates had an aggregate of $236 billion of assets under management. Old Mutual plc is among the top 100 global financial services firms, based on assets under management.

            Analytic uses state of the art quantitative investment management techniques in seeking to deliver quality risk-adjusted performance. Analytic believes that the use of these techniques allows it to fulfill its clients' objectives through rational, systematic identification of market opportunities, while minimizing the impact of human emotions that often dominate investment decision making. The firm has based its investment decisions on quantitative techniques for more than 25 years. Analytic provides investment management services to a number of institutional accounts, including investment companies, pooled investment vehicles, employee benefit plans, college endowment funds and
foundations. As of December 31, 2004, Analytic had approximately $       billion
in assets under management.

         Analytic, subject to the supervision of the Board of Trustees, is responsible for managing, either directly or through others selected by Analytic, the investments of the Fund. Analytic also furnishes to the Board of Trustees periodic reports on the investment performance of the Fund.

         Under the terms of the Investment Management Agreement, subject to such policies as the Trustees of the Fund may determine, Analytic, at its expense, will furnish continuously an investment program for the Fund and will make investment decisions on behalf of the Fund and place all orders for the purchase and sale of portfolio securities subject always to the Fund's investment objective, policies and restrictions.

         Subject to the control of the Trustees, the Analytic/Administrator also manages, supervises and conducts the other affairs and business of the Fund, furnishes office space and equipment, provides bookkeeping and certain clerical services (excluding determination of the net value of the Fund, shareholder accounting expenses and the accounting services for the Fund) and pays all salaries, fees and expenses of officers and Trustees of the Fund who are affiliated with Analytic.

         Under the Investment Management Agreement, the Fund has agreed to pay Analytic an annual management fee, payable on a monthly basis, at the annual rate of % of the Fund's average daily total managed assets for the services it provides. "Total managed assets" means the total assets of the Fund (including assets attributable to any borrowings that may be outstanding) minus accrued liabilities (other than liabilities representing borrowings). All fees and expenses are accrued daily and deducted before payment of dividends to investors.

         Except as otherwise described in the Prospectus, the Fund pays, in addition to the investment management fee described above, all expenses not assumed by Analytic or the Administrator, including, without limitation, fees and expenses of Trustees who are not "interested persons" of Analytic or the Fund, interest charges, taxes, brokerage commissions, expenses of issue of shares, fees and expenses of registering and qualifying the Fund and its classes of shares for distribution under federal and state laws and regulations, charges of custodians, auditing and legal expenses, expenses of determining net asset value of the Fund, reports to shareholders, expenses of meetings of shareholders, expenses of printing and mailing prospectuses, proxy statements and proxies to existing shareholders, and its proportionate share of insurance premiums and professional association dues or assessments. The Fund is also responsible for nonrecurring expenses that arise, including litigation in which the Fund may be a party, and other expenses as determined by the Trustees. The Fund may have an obligation to indemnify its officers and Trustees with respect to such litigation.

         As indicated under "Portfolio Transactions--Brokerage and Research Services," the Fund's portfolio transactions may be placed with broker-dealers that furnish Analytic without cost, certain research, statistical and quotation services of value to them or their respective affiliates in advising the Fund or their other clients. In so doing, the Fund may incur greater brokerage commissions and other transactions costs than it might otherwise pay.

Certain Terms of the Investment Management Agreement

         The Trustees of the Fund (including all of the Trustees who are not "interested persons" of Analytic) approved the Investment Management Agreement. The Investment Management Agreement will continue in force with respect to the Fund for two years from its inception, and from year to year thereafter, but only so long as their continuance is approved at least annually by (i) the vote, cast in person at a meeting called for that purpose, of a majority of those Trustees who are not "interested persons" of Analytic or the Fund, and (ii) the majority vote of either the full Board of Trustees or the vote of a majority of the outstanding shares of all classes of the Fund. The Investment Management Agreement automatically terminates on assignment. The Investment Management Agreement may be terminated on not less than 60 days' notice by Analytic to the Fund or by the Fund to Analytic.

         The Investment Management Agreement provides that Analytic shall not be subject to any liability in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

Basis for Approval of the Investment Management Agreement

         To be added post initial board meeting.

Proxy Voting

The Fund's Board of Trustees has delegated responsibility for decisions regarding proxy voting for securities held by the Fund to Analytic. Analytic will vote such proxies in accordance with its proxy policies and procedures, which are included in Appendix B to this SAI. The Board of Trustees will periodically review the Fund's proxy voting record.

The Fund is required to disclose annually its complete proxy voting record on new Form N-PX. Once filed, the Fund's Form N-PX will be available without charge, upon request by calling (866)-777-7818. The Fund's Form N-PX will also be available on the SEC's website at www.sec.gov.

                                  ADMINISTRATOR

Administrator

         The Fund and Old Mutual Fund Services (the "Administrator") entered into an Administrative Services Agreement (the "Administrative Agreement") on pursuant to which the Administrator oversees the administration of the Fund's business and affairs, including regulatory reporting and all necessary office space, equipment, personnel and facilities, as well as services performed by various third parties. The Administrator, an affiliate of Analytic and a wholly-owned subsidiary of Analytic's parent, Old Mutual US, was organized as a Pennsylvania Business Trust and has its principal place of business at 1400 Liberty Ride Drive, Wayne, Pennsylvania 19087. Under the Administrative Agreement, the Administrator is entitled to a fee from the Fund, which is calculated daily and paid monthly at an annual rate of % of the average daily total managed assets of the Fund. The Administrative Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which the Administrative Agreement relates, except a loss resulting from willful misfeasance, bad faith or negligence on the part of the Administrator in the performance of its duties. The Administrative Agreement will continue in effect unless terminated by either party upon not less than ninety (90) days' prior written notice to the other party.

                             PORTFOLIO TRANSACTIONS

Investment Decisions and Portfolio Transactions

         Analytic makes investment decisions for the Fund and for its other investment advisory clients with a view to achieving the relevant investment objective. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved (including the Fund). Some securities considered for investments by the Fund may also be appropriate for other clients served by Analytic. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. If a purchase or sale of securities consistent with the investment policies of the Fund and one or more of these clients served by Analytic is considered at or about the same time, transactions in such securities will be allocated among the Fund and clients in a manner deemed fair and reasonable by Analytic. Analytic may aggregate orders for the Fund with simultaneous transactions entered into on behalf of its other clients so long as price and transaction expenses are averaged either for that transaction or for the day. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as possible, averaged as to price and allocated between such clients in a manner which Analytic believes is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients.

Brokerage Allocation and Other Practices

         Generally, equity securities are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down. Money market securities and other debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, the Fund will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When the Fund executes transactions in the over-the-counter market, it will generally deal with primary market makers unless prices that are more favorable are otherwise obtainable. There is generally no stated commission in the case of debt securities that are traded in the over-the-counter markets, but the price paid by the Fund usually includes an undisclosed dealer commission or mark-up. Transactions on U.S. stock exchanges and other agency transactions involve the payment by the Fund of negotiated brokerage commissions. Such commissions vary among different brokers. Also a particular broker may charge different commissions according to factors such as the difficulty and size of the transaction.

         In addition, Analytic may place a combined order for two or more accounts it manages, including the Fund, engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or the Fund may obtain, it is the opinion of Analytic and the Fund's Board of Trustees that the advantages of combined orders outweigh the possible disadvantages of separate transactions. Nonetheless, Analytic believes that the ability of the Fund to participate in higher volume transactions will generally be beneficial to the Fund.

         The Fund does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, Analytic may select a broker based upon brokerage or research services provided to Analytic. Analytic may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

         Section 28(e) of the Securities Exchange Act of 1934 (the "1934 Act") permits Analytic, under certain circumstances, to cause the Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. In addition to agency transactions, Analytic may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, Analytic believes that access to independent investment research is beneficial to their investment decision-making processes and, therefore, to the Fund.

         To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which Analytic might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. Analytic may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by Analytic will be in addition to and not in lieu of the services required to be performed by Analytic under the Investment Management Agreement. Any advisory or other fees paid to Analytic are not reduced as a result of the receipt of research services.

         In some cases Analytic may receive a service from a broker that has both a "research" and a "non-research" use. When this occurs, Analytic makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while Analytic will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, Analytic faces a potential conflict of interest, but Analytic believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

         From time to time, the Fund may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide Analytic with research services. The National Association of Securities Dealers (the "NASD") has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research "credits" in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

                                  DISTRIBUTIONS

           Commencing with the Fund's first dividend, the Fund intends to make regular quarterly cash distributions to Common Shareholders at a level rate based on the projected performance of the Fund. The dividend rate that the Fund pays on its Common Shares will depend on a number of factors, including dividends payable on any Preferred Shares, if any, and the expenses of any other leveraging transactions. While this policy is in effect, as portfolio and market conditions change, the rate of dividends on the Common Shares and the Fund's dividend policy could change. The net income of the Fund consists of all income paid or accrued on portfolio assets less all expenses of the Fund. Expenses of the Fund are accrued each day. Over time, the Fund will distribute substantially all of its net investment income (after it pays any accrued dividends on any outstanding Preferred Shares). In addition, at least annually, the Fund intends to distribute to shareholders their pro rata share of any available net capital gain (that is, the excess, if any, of net long-term capital gain over net short-term capital loss). The initial distribution is expected to be declared approximately days, and paid approximately to days, from the completion of this offering, depending on market conditions. The Board of Trustees may change the Fund's dividend policy and the amount or timing of the distributions, based on a number of factors, including the amount of the Fund's undistributed net investment income and historical and projected investment income and the amount of the expenses and dividend rates on any outstanding Preferred Shares, if any.

           To permit the Fund to maintain a more stable quarterly distribution, the Fund will initially distribute less than the entire amount of net investment income earned in a particular period. The undistributed net investment income would be available to supplement future distributions. As a result, the distributions paid by the Fund for any particular period may be more or less than the amount of net investment income actually earned by the Fund during the period. Undistributed net investment income will be added to the Fund's net asset value and, correspondingly, distributions from undistributed net investment income will be deducted from the Fund's net asset value. Unless a shareholder elects to receive distributions in cash, all of the shareholder's distributions will be automatically reinvested in additional Common Shares under the Fund's Dividend Reinvestment Plan. See "Dividend Reinvestment Plan" in the Prospectus.

         For tax purposes, the Fund is currently required to allocate net capital gain and other taxable income, if any, between and among Common Shares and any series of Preferred Shares in proportion to total distributions paid to each class for the year in which such net capital gain or other taxable income is realized. For information relating to the impact of the issuance of Preferred Shares on the distributions made by the Fund to Common Shareholders, see the Prospectus under "Leverage and Borrowings."

         While any Preferred Shares are outstanding, the Fund may not declare any cash dividend or other distribution on its Common Shares unless at the time of such declaration (1) all accumulated dividends on the Preferred Shares have been paid and (2) the net asset value of the Fund's portfolio (determined after deducting the amount of such dividend or other distribution) is at least 200% of the liquidation value of any outstanding Preferred Shares. This latter limitation on the Fund's ability to make distributions on its Common Shares could cause the Fund to incur income and excise tax and, under certain circumstances, impair the ability of the Fund to maintain its qualification for taxation as a regulated investment company. See "Tax Matters."

                              DESCRIPTION OF SHARES

Common Shares

         The Declaration authorizes the issuance of an unlimited number of Common Shares. The Common Shares will be issued with a par value of $0.00001 per share. All Common Shares of the Fund have equal rights as to the payment of dividends and the distribution of assets upon liquidation of the Fund. The Common Shares will, when issued, be fully paid and, subject to matters discussed in "Anti-Takeover and Other Provisions in the Declaration of Trust--Shareholder Liability" below, non-assessable, and will have no pre-emptive or conversion rights or rights to cumulative voting. At any time when the Fund has Preferred Shares outstanding, holders of Common Shares will not be entitled to receive any distributions from the Fund unless all accrued dividends on Preferred Shares have been paid, and unless asset coverage (as defined in the 1940 Act) with respect to Preferred Shares would be at least 200% after giving effect to such distributions. See "--Preferred Shares and Other Forms of Leverage" below.

         The Fund will apply for listing on the New York Stock Exchange, subject to notice of issuance. The Fund intends to hold annual meetings of shareholders so long as the Common Shares are listed on a national securities exchange and such meetings are required as a condition to such listing.

         Shares of closed-end investment companies may frequently trade on an exchange at prices lower than net asset value, although they have during some periods traded at prices equal to or higher than net asset value. There can be no assurance that Common Shares or shares of other similar funds will trade at a price higher than net asset value in the future. Net asset value will be reduced immediately following the offering of Common Shares after payment of the sales load and organization and offering expenses and immediately following any offering of Preferred Shares by the costs of that offering paid by the Fund. Net asset value fluctuations are expected to be greater if the Fund has a leveraged capital structure. Whether investors will realize gains or losses upon the sale of Common Shares will not depend upon the Fund's net asset value but will depend entirely upon whether the market price of the Common Shares at the time of sale is above or below the original purchase price for the shares. Since the market price of the Fund's Common Shares will be determined by factors beyond the control of the Fund, the Fund cannot predict whether the Common Shares will trade at, below or above net asset value or at, below or above the initial public offering price. Accordingly, the Common Shares are designed primarily for long-term investors, and investors in the Common Shares should not view the Fund as a vehicle for trading purposes. See "Repurchase of Common Shares; Conversion to Open-End Fund" and the Prospectus under "Leverage and Borrowings" and "Description of Shares--Common Shares."

Leverage and Borrowings

           Although the Fund has no current intention to do so, the Fund reserves the flexibility to issue an unlimited number of Preferred Shares or debt securities or engage in borrowings to add leverage to its portfolio. The Fund may also enter into transactions that include, among others, reverse repurchase agreements, dollar rolls, futures contracts, loans of portfolio securities, swap contracts and other derivatives, as well as when-issued, delayed delivery or forward commitment transactions, which may in certain circumstances give rise to a form of financial leverage. Any leverage used by the Fund would be limited to 30% of the Fund's total assets (including the proceeds of the leverage). To the extent that the Fund uses leverage, it would seek to obtain a higher return for shareholders than if the Fund did not use leverage. Leveraging is a speculative technique and there are special risks involved, including the risk of increased volatility of the Fund's investment portfolio and potentially larger losses than if the strategies were not used.

           If there is a net decrease (or increase) in the value of the Fund's investment portfolio, any leverage will decrease (or increase) the net asset value per Common Share to a greater extent than if the Fund were not leveraged. During periods in which the Fund is using certain forms of leverage, the fees paid to Analytic will be higher than if the Fund did not use leverage because the fees paid will be calculated on the basis of the Fund's total managed assets, including borrowings that may be outstanding. Thus, Analytic has a financial incentive for the Fund to utilize certain forms of leverage, which may result in a conflict of interest between Analytic and the Common Shareholders. Fees and expenses paid by the Fund are borne entirely by the Common Shareholders. These include costs associated with any borrowings or other forms of leverage utilized by the Fund.

           Under the 1940 Act, the Fund generally is not permitted to have outstanding senior securities representing indebtedness ("borrowings") (including through the use of reverse repurchase agreements, dollar rolls, futures contracts, loans of portfolio securities, swap contracts and other derivatives, as well as when-issued, delayed delivery or forward commitment transactions, to the extent that these instruments constitute senior securities) unless immediately after the financing giving rise to the borrowing, the value of the Fund's total assets less liabilities (other than such borrowings) is at least 300% of the principal amount of such borrowing (i.e., such principal amount may not exceed 33 1/3% of the Fund's total assets). In addition, the Fund is not permitted to declare any cash dividend or other distribution on Common Shares unless, at the time of such declaration, the value of the Fund's total assets, less liabilities other than borrowings, is at least 300% of such principal amount. If the Fund enters into such transactions, it intends, to the extent possible, to prepay all or a portion of the principal amount due to the extent necessary in order to maintain the required asset coverage. Failure to maintain certain asset coverage requirements could result in an event of default and entitle holders of any senior securities of the Fund to elect a majority of the Trustees of the Fund. Derivative instruments used by the Fund will not constitute senior securities (and will not be subject to the Fund's limitations on borrowings) to the extent that the Fund segregates liquid assets at least equal in amount to its obligations under the instruments, or enters into offsetting transactions or owns positions covering its obligations. For instance, the Fund may cover its position in a reverse repurchase agreement by segregating liquid assets at least equal in amount to its forward purchase commitment.

           The Fund may borrow money in order to repurchase its shares or as a temporary measure for extraordinary or emergency purposes, including for the payment of dividends or the settlement of securities transactions which otherwise might require untimely dispositions of the Fund's securities.

         As used in this Statement of Additional Information and in the Prospectus, unless otherwise noted, the Fund's "net assets" include assets of the Fund attributable to any outstanding Preferred Shares, with no deduction for the liquidation preference of the Preferred Shares. Solely for financial reporting purposes, however, the Fund is required to exclude the liquidation preference of Preferred Shares from "net assets," so long as the Preferred Shares have redemption features that are not solely within the control of the Fund. For all regulatory and tax purposes, the Fund's Preferred Shares will be treated as stock (rather than indebtedness).

         ANTI-TAKEOVER AND OTHER PROVISIONS IN THE DECLARATION OF TRUST

Shareholder Liability

         Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Fund. However, the Declaration contains an express disclaimer of shareholder liability for acts or obligations of the Fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Fund or the Trustees. The Declaration also provides for indemnification out of the Fund's property for all loss and expense of any shareholder held personally liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which such disclaimer is inoperative or the Fund is unable to meet its obligations, and thus should be considered remote.

Anti-Takeover Provisions

         As described below, the Declaration includes provisions that could have the effect of limiting the ability of other entities or persons to acquire control of the Fund or to change the composition of its Board of Trustees, and could have the effect of depriving shareholders of opportunities to sell their shares at a premium over prevailing market prices by discouraging a third party from seeking to obtain control of the Fund.

         The Fund's Trustees are divided into three classes (Class I, Class II and Class III), having initial terms of one, two and three years, respectively. At each annual meeting of shareholders, the term of one class will expire and each Trustee elected to that class will hold office for a term of three years. The classification of the Board of Trustees in this manner could delay for an additional year the replacement of a majority of the Board of Trustees. In addition, the Declaration provides that a Trustee may be removed only for cause and only (i) by action of at least seventy-five percent (75%) of the outstanding shares of the classes or series of shares entitled to vote for the election of such Trustee, or (ii) by at least seventy-five percent (75%) of the remaining Trustees.

         Except as provided in the next paragraph, the affirmative vote or consent of at least seventy-five percent (75%) of the Board of Trustees and at least seventy-five percent (75%) of the shares of the Fund outstanding and entitled to vote thereon are required to authorize any of the following transactions (each a "Material Transaction"): (1) a merger, consolidation or share exchange of the Fund or any series or class of shares of the Fund with or into any other person or company, or of any such person or company with or into the Fund or any such series or class of shares; (2) the issuance or transfer by the Fund or any series or class of shares (in one or a series of transactions in any twelve-month period) of any securities of the Fund or such series or class to any other person or entity for cash, securities or other property (or combination thereof) having an aggregate fair market value of $1,000,000 or more, excluding sales of securities of the Fund or such series or class in connection with a public offering, issuances of securities of the Fund or such series or class pursuant to a dividend reinvestment plan adopted by the Fund and issuances of securities of the Fund or such series or class upon the exercise of any stock subscription rights distributed by the Fund; or (3) a sale, lease, exchange, mortgage, pledge, transfer or other disposition by the Fund or any series or class of shares (in one or a series of transactions in any twelve-month period) to or with any person of any assets of the Fund or such series or class having an aggregate fair market value of $1,000,000 or more, except for transactions in securities effected by the Fund or such series or class in the ordinary course of its business. The same affirmative votes are required with respect to any shareholder proposal as to specific investment decisions made or to be made with respect to the Fund's assets or the assets of any series or class of shares of the Fund.

         Notwithstanding the approval requirements specified in the preceding paragraph, the Declaration requires no vote or consent of the Fund's shareholders to authorize a Material Transaction if the transaction is approved by a vote of both a majority of the Board of Trustees and seventy-five percent (75%) of the Continuing Trustees (as defined below), so long as all other conditions and requirements, if any, provided for in the Fund's Bylaws and applicable law (including any shareholder voting rights under the 1940 Act) have been satisfied.

         In addition, the Declaration provides that the Fund may be terminated at any time by vote or consent of at least seventy-five percent (75%) of the Fund's shares or, alternatively, by vote or consent of both a majority of the Board of Trustees and seventy-five percent (75%) of the Continuing Trustees (as defined below).

         In certain circumstances, the Declaration also imposes shareholder voting requirements that are more demanding than those required under the 1940 Act in order to authorize a conversion of the Fund from a closed-end to an open-end investment company. See "Repurchase of Common Shares; Conversion to Open-End Fund" below.

         As noted, the voting provisions described above could have the effect of depriving Common Shareholders of an opportunity to sell their Common Shares at a premium over prevailing market prices by discouraging a third party from seeking to obtain control of the Fund in a tender offer or similar transaction. In the view of the Fund's Board of Trustees, however, these provisions offer several possible advantages, including: (1) requiring persons seeking control of the Fund to negotiate with its management regarding the price to be paid for the amount of Common Shares required to obtain control; (2) promoting continuity and stability; and (3) enhancing the Fund's ability to pursue long-term strategies that are consistent with its investment objective and management policies. The Board of Trustees has determined that the voting requirements described above, which are generally greater than the minimum requirements under the 1940 Act, are in the best interests of the Fund's Common Shareholders generally.

         A "Continuing Trustee," as used in the discussion above, is any member of the Fund's Board of Trustees who either (i) has been a member of the Board for a period of at least thirty-six months (or since the commencement of the Fund's operations, if less than thirty-six months) or (ii) was nominated to serve as a member of the Board of Trustees by a majority of the Continuing Trustees then members of the Board.

         The foregoing is intended only as a summary and is qualified in its entirety by reference to the full text of the Declaration and the Fund's Bylaws, both of which have been filed as exhibits to the Fund's registration statement on file with the SEC.

Liability of Trustees

         The Declaration provides that the obligations of the Fund are not binding upon the Trustees of the Fund individually, but only upon the assets and property of the Fund, and that the Trustees shall not be liable for errors of judgment or mistakes of fact or law. Nothing in the Declaration, however, protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

            REPURCHASE OF COMMON SHARES; CONVERSION TO OPEN-END FUND

         The Fund is a closed-end investment company and as such its shareholders will not have the right to cause the Fund to redeem their shares. Instead, the Fund's Common Shares will trade in the open market at a price that will be a function of several factors, including dividend levels (which are in turn affected by expenses), net asset value, call protection, price, dividend stability, relative demand for and supply of such shares in the market, general market and economic conditions and other factors. Shares of a closed-end investment company may frequently trade at prices lower than net asset value. The Fund's Board of Trustees regularly monitors the relationship between the market price and net asset value of the Common Shares. If the Common Shares were to trade at a substantial discount to net asset value for an extended period of time, the Board may consider the repurchase of its Common Shares on the open market or in private transactions, or the making of a tender offer for such shares. There can be no assurance, however, that the Board of Trustees will decide to take or propose any of these actions, or that share repurchases or tender offers, if undertaken, will reduce market discount. The Fund has no present intention to repurchase its Common Shares and would do so only in the circumstances described in this section.

         Notwithstanding the foregoing, at any time when the Fund has Preferred Shares outstanding, the Fund may not purchase, redeem or otherwise acquire any of its Common Shares unless (1) all accrued dividends on Preferred Shares have been paid and (2) at the time of such purchase, redemption or acquisition, the net asset value of the Fund's portfolio (determined after deducting the acquisition price of the Common Shares) is at least 200% of the liquidation value of the outstanding Preferred Shares (expected to equal the original purchase price per share plus any accrued and unpaid dividends thereon).

         Subject to its investment limitations, the Fund may borrow to finance the repurchase of shares or to make a tender offer. Interest on any borrowings to finance share repurchase transactions or the accumulation of cash by the Fund in anticipation of share repurchases or tenders will reduce the Fund's net income. Any share repurchase, tender offer or borrowing that might be approved by the Board of Trustees would have to comply with the 1934 Act, as amended, and the 1940 Act and the rules and regulations thereunder.

         The Fund's Board of Trustees may also from time to time consider submitting to the holders of the shares of beneficial interest of the Fund a proposal to convert the Fund to an open-end investment company. In determining whether to exercise its sole discretion to submit this issue to shareholders, the Board of Trustees would consider all factors then relevant, including the relationship of the market price of the Common Shares to net asset value, the extent to which the Fund's capital structure is leveraged and the possibility of re-leveraging, the spread, if any, between the yields on securities in the Fund's portfolio and interest and dividend charges on Preferred Shares issued by the Fund and general market and economic conditions.

         The Declaration requires the affirmative vote or consent of holders of at least seventy-five percent (75%) of each class of the Fund's shares entitled to vote on the matter to authorize a conversion of the Fund from a closed-end to an open-end investment company, unless the conversion is authorized by both a majority of the Board of Trustees and seventy-five percent (75%) of the Continuing Trustees (as defined above under "Anti-Takeover and Other Provisions in the Declaration of Trust--Anti-Takeover Provisions"). This seventy-five percent (75%) shareholder approval requirement is higher than is required under the 1940 Act. In the event that a conversion is approved by the Trustees and the Continuing Trustees as described above, the minimum shareholder vote required under the 1940 Act would be necessary to authorize the conversion. Currently, the 1940 Act would require approval of the holders of a "majority of the outstanding" Common Shares and, if issued, Preferred Shares voting together as a single class, and the holders of a "majority of the outstanding" Preferred Shares voting as a separate class, in order to authorize a conversion.

         If the Fund converted to an open-end company, it would be required to redeem all Preferred Shares then outstanding (requiring in turn that it liquidate a portion of its investment portfolio), and the Fund's Common Shares likely would no longer be listed on the New York Stock Exchange. Shareholders of an open-end investment company may require the company to redeem their shares on any business day (except in certain circumstances as authorized by or under the 1940 Act) at their net asset value, less such redemption charge, if any, as might be in effect at the time of redemption. In order to avoid maintaining large cash positions or liquidating favorable investments to meet redemptions, open-end companies typically engage in a continuous offering of their shares. Open-end companies are thus subject to periodic asset in-flows and out-flows that can complicate portfolio management.

         The repurchase by the Fund of its Common Shares at prices below net asset value will result in an increase in the net asset value of those shares that remain outstanding. However, there can be no assurance that share repurchases or tenders at or below net asset value will result in the Fund's Common Shares trading at a price equal to their net asset value. Nevertheless, the fact that the Fund's Common Shares may be the subject of repurchase or tender offers at or below net asset value from time to time, or that the Fund may be converted to an open-end company, may reduce any spread between market price and net asset value that might otherwise exist.

         In addition, a purchase by the Fund of its Common Shares will decrease the Fund's total assets. This would likely have the effect of increasing the Fund's expense ratio. Any purchase by the Fund of its Common Shares at a time when Preferred Shares are outstanding will increase the leverage applicable to the outstanding Common Shares then remaining. See the Prospectus under "Risks--Leverage Risk."

         Before deciding whether to take any action if the Fund's Common Shares trade below net asset value, the Board of Trustees would consider all relevant factors, including the extent and duration of the discount, the liquidity of the Fund's portfolio, and the impact of any action that might be taken on the Fund or its shareholders and market considerations. Based on these considerations, even if the Fund's Common Shares should trade at a discount, the Board of Trustees may determine that, in the interest of the Fund and its shareholders, no action should be taken.

                                   TAX MATTERS

Taxation of the Fund. The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Code. In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, the Fund must, among other things:

(a) derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, and gains from the sale of or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities or currencies;

(b) distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid--generally taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and net tax-exempt interest income, for such year; and

(c) diversify its holdings so that, at the end of each quarter of the Fund's taxable year, (i) at least 50% of the market value of the Fund's total assets is represented by cash and cash items, U.S. Government securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the Fund's total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund's total assets is invested in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses.

         If the Fund qualifies as a regulated investment company that is accorded special tax treatment, the Fund will not be subject to federal income tax on income distributed in a timely manner to its shareholders in the form of dividends (including Capital Gain Dividends, as defined below).

         If the Fund were to fail to qualify as a regulated investment company accorded special tax treatment in any taxable year, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, generally would be taxable to shareholders as ordinary income. Such distributions generally would be eligible (i) to be treated as qualified dividend income in the case of shareholders taxed as individuals, and (ii) for the dividends received deduction in the case of corporate shareholders. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

         The Fund intends to distribute at least annually to its shareholders all or substantially all of its investment company taxable income and any net tax-exempt interest, and may distribute its net capital gain. The Fund may also retain for investment its net capital gain (the excess, if any, of net long-term capital gains over net short-term capital losses). If the Fund does retain any net capital gain or any investment company taxable income, it will be subject to tax at regular corporate rates on the amount retained. If the Fund retains any net capital gain, it may designate the retained amount as undistributed capital gains in a notice to its shareholders who, if subject to federal income tax on long-term capital gains, (i) will be required to include in income for federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. For federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund will be increased by an amount equal under current law to the difference between the amount of undistributed capital gains included in the shareholder's gross income and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence. Although the Fund may generate tax-exempt income, it does not expect to satisfy the criteria necessary to pass through the tax-free nature of the income to its shareholders.

         Treasury regulations permit a regulated investment company, in determining its investment company taxable income and net capital gain, to elect to treat all or part of any net capital loss, any net long-term capital loss or any net foreign currency loss incurred after October 31 as if it had been incurred in the succeeding year.

         If the Fund fails to distribute in a calendar year at least an amount equal to the sum of 98% of its ordinary income for such year and 98% of its capital gain net income for the one-year period ending October 31 of such year, plus any retained amount from the prior year, the Fund will be subject to a nondeductible 4% excise tax on the undistributed amounts. For these purposes, the Fund will be treated as having distributed any amount for which it is subject to income tax. A dividend paid to shareholders in January of a year generally is deemed to have been paid by the Fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year. The Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax, although there can be no assurance that it will be able to do so. For the period ending December 31, 2003, the Fund may pay any applicable federal excise tax rather than incur the expenses of declaring and paying a dividend.

         Fund Distributions. For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long the Fund owned (and is treated for federal income tax purposes as having owned) the investments that generated them, rather than how long a shareholder has owned his or her shares. Distributions of net capital gains from the sale of investments that the Fund owned for more than one year and that are properly designated by the Fund as capital gain dividends ("Capital Gain Dividends") will be taxable as long-term capital gains. Distributions from capital gains are generally made after applying any available capital loss carryovers. Distributions of gains from the sale of investments that the Fund owned for one year or less will be taxable as ordinary income. For taxable years beginning on or before December 31, 2008, distributions of investment income designated by the Fund as derived from "qualified dividend income" will be taxed in the hands of individuals at the rates applicable to long-term capital gain, provided holding period and other requirements are met at both the shareholder and Fund levels (as described in the Prospectus under "Tax Matters").

         Dividends of net investment income designated by the Fund and received by corporate shareholders of the Fund will qualify for the 70% dividends received deduction generally available to corporations to the extent of the amount of qualifying dividends received by the Fund from domestic corporations for the taxable year. A dividend received by the Fund will not be treated as a qualifying dividend (1) if the stock on which the dividend is paid is considered to be "debt-financed" (generally, acquired with borrowed funds), (2) if it has been received with respect to any share of stock that the Fund has held for less than 46 days (91 days in the case of certain preferred stock) during the 90-day period beginning on the date which is 45 days before the date on which such share becomes ex-dividend with respect to such dividend (during the 180-day period beginning 90 days before such date in the case of certain preferred stock) or (3) to the extent that the Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. Moreover, the dividends received deduction may be disallowed or reduced (1) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of the Fund or (2) by application of the Code.

         The Internal Revenue Service currently requires that a regulated investment company that has two or more classes of stock allocate to each such class proportionate amounts of each type of its income (such as ordinary income and capital gains) based upon the percentage of total dividends distributed to each class for the tax year. Accordingly, the Fund intends each year to allocate Capital Gain Dividends between and among its Common Shares and any series of Preferred Shares in proportion to the total dividends paid to each class with respect to such tax year. Dividends qualifying and not qualifying for (a) treatment as qualified dividend income and (b) the dividends received deduction, if any, will similarly be allocated between and among any such classes.

         Existing authorities do not specifically address whether dividends that are paid following the close of a taxable year, but that are treated for tax purposes as derived from the income of such prior taxable year, are treated as dividends paid during such prior taxable year for purposes of determining each class's proportionate share of a particular type of income. The Fund currently intends to treat such dividends as having been paid in the prior taxable year for purposes of determining each class's proportionate share of a particular type of income with respect to such prior taxable year. Existing authorities also do not specifically address the allocation of taxable income among the dividends paid to holders of a class of shares during or with respect to a taxable year. It is possible that the IRS could disagree with the Fund's position concerning the treatment of dividends paid after the close of a taxable year or with the Fund's method of allocation, in which case the IRS could attempt to recharacterize a portion of the dividends paid to the holders of Preferred Shares. If the IRS were to prevail with respect to any such attempted recharacterization, holders of Preferred Shares could be subject to additional tax on amounts so recharacterized and the Fund could be subject to federal income and excise tax.

         Return of Capital Distributions. If the Fund makes a distribution to a shareholder in excess of the Fund's current and accumulated earnings and profits (including earnings and profits arising from tax-exempt income) in any taxable year, the excess distribution will be treated as a return of capital to the extent of such shareholder's tax basis in its shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces a shareholder's tax basis in its shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of its shares. Where one or more such distributions occur in any taxable year of the Fund, the available earnings and profits will be allocated, first, to the distributions made to the holders of Preferred Shares, and only thereafter to distributions made to holders of Common Shares. As a result, the holders of Preferred Shares will receive a disproportionate share of the distributions treated as dividends, and the holders of the Common Shares will receive a disproportionate share of the distributions treated as a return of capital. Although the Fund may generate tax-exempt income, it does not expect to satisfy the criteria necessary to pass through the tax-free nature of the income to its shareholders.

         Dividends and distributions on the Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when the Fund's net asset value also reflects unrealized losses.

         Sale or Redemption of Shares. The sale, exchange or redemption of Fund shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than one year. Otherwise, the gain or loss on the taxable disposition of Fund shares will be treated as short-term capital gain or loss. However, any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received (or deemed received) by the shareholder with respect to the shares. All or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed if other substantially identical shares of the Fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

         From time to time the Fund may make a tender offer for its Common Shares. It is expected that the terms of any such offer will require a tendering shareholder to tender all Common Shares and dispose of all Preferred Shares held, or considered under certain attribution rules of the Code to be held, by such shareholder. Shareholders who tender all Common Shares and dispose of all Preferred Shares held, or considered to be held, by them will be treated as having sold their shares and generally will realize a capital gain or loss. If a shareholder tenders fewer than all of its Common Shares, or retains a substantial portion of its Preferred Shares, such shareholder may be treated as having received a taxable dividend upon the tender of its Common Shares. In such a case, there is a remote risk that non-tendering shareholders will be treated as having received taxable distributions from the Fund. Likewise, if the Fund redeems some but not all of the Preferred Shares held by a Preferred Shareholder and such shareholder is treated as having received a taxable dividend upon such redemption, there is a remote risk that Common Shareholders and non-redeeming Preferred Shareholders will be treated as having received taxable distributions from the Fund. To the extent that the Fund recognizes net gains on the liquidation of portfolio securities to meet such tenders of Common Shares, the Fund will be required to make additional distributions to its Common Shareholders.

         Original Issue Discount and Payment-in-Kind Securities. Some of the debt obligations (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Fund may be (and all zero-coupon debt obligations acquired by the Fund will be) treated as debt obligations that are issued originally at a discount. Generally, the amount of the original issue discount ("OID") is treated as interest income and is included in taxable income (and required to be distributed) over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. Increases in the principal amount of an inflation indexed bond will generally be treated as OID. In addition, payment-in-kind securities will give rise to income which is required to be distributed and is taxable even though the Fund holding the security receives no interest payment in cash on the security during the year.

         Some of the debt obligations (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Fund in the secondary market may be treated as having market discount. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the "accrued market discount" on such debt security. Market discount generally accrues in equal daily installments. The Fund may make one or more of the elections applicable to debt obligations having market discount, which could affect the character and timing of recognition of income.

         Some debt obligations (with a fixed maturity date of one year or less from the date of issuance) that may be acquired by the Fund may be treated as having acquisition discount, or OID in the case of certain types of debt obligations. Generally, the Fund will be required to include the acquisition discount, or OID, in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. The Fund may make one or more of the elections applicable to debt obligations having acquisition discount, or OID, which could affect the character and timing of recognition of income.

         If the Fund holds the foregoing kinds of securities, it may be required to pay out as an income distribution each year an amount which is greater than the total amount of cash interest the Fund actually received. Such distributions may be made from the cash assets of the Fund or by liquidation of portfolio securities, if necessary. The Fund may realize gains or losses from such liquidations. In the event the Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution than they would in the absence of such transactions.

         Higher-Risk Securities. The Fund may invest to a significant extent in debt obligations that are in the lowest rating categories or are unrated, including debt obligations of issuers not currently paying interest or who are in default. Investments in debt obligations that are at risk of or in default present special tax issues for the Fund. Tax rules are not entirely clear about issues such as when the Fund may cease to accrue interest, original issue discount or market discount, when and to what extent deductions may be taken for bad debts or worthless securities and how payments received on obligations in default should be allocated between principal and income. These and other related issues will be addressed by the Fund when, as and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a regulated investment company and does not become subject to U.S. federal income or excise tax.

         Issuer Deductibility of Interest. A portion of the interest paid or accrued on certain high yield discount obligations owned by the Fund may not be deductible to the issuer. This may affect the cash flow of the issuer. If a portion of the interest paid or accrued on certain high yield discount obligations is not deductible, that portion will be treated as a dividend for purposes of the corporate dividends received deduction. In such cases, if the issuer of the high yield discount obligations is a domestic corporation, dividend payments by the Fund may be eligible for the dividends received deduction to the extent of the deemed dividend portion of such accrued interest.

         Interest paid on debt obligations owned by the Fund, if any, that are considered for tax purposes to be payable in the equity of the issuer or a related party will not be deductible to the issuer, possibly affecting the cash flow of the issuer.

         Investments in REITs. Dividends paid by REITs generally will not be eligible to be treated as "qualified dividend income."

         Some of the REITs in which the Fund may invest will be permitted to hold residual interests in real estate mortgage investment conduits ("REMICs"). Under Treasury regulations that have not yet been issued, but may apply retroactively, a portion of the Fund's income from a REIT that is attributable to the REIT's residual interest in a REMIC (referred to in the Code as an "excess inclusion") will be subject to federal income tax in all events. These regulations are also expected to provide that excess inclusion income of a regulated investment company, such as the Fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest directly.

         In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on unrelated business income, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a non-U.S. shareholder, will not qualify for any reduction in U.S. federal withholding tax (discussed below). Under current law, if a charitable remainder trust (defined in section 664 of the Code) realizes any unrelated business taxable income for a taxable year, it will lose its tax-exempt status for the year. In addition, if at any time during any taxable year a "disqualified organization" (as defined in the Code) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations. The Fund does not intend to invest directly in residual interests in REMICs or to invest in REITS in which a substantial portion of the assets will consist of residual interests in REMICs.

         Options, Futures, Forward Contracts and Swap Agreements. The Fund's transactions in options, futures contracts, hedging transactions, forward contracts, swap agreements, straddles and foreign currencies will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, convert long-term capital gains into short-term capital gains and convert short-term capital losses into long-term capital losses. The Fund will monitor its transactions, will make appropriate tax elections and will make appropriate entries in its books and records in order to mitigate the effect of these rules.

         Call option premiums received by the Fund (which will ordinarily constitute a significant portion of the Fund's net investment income) will be recognized upon exercise, lapse or other disposition of the option and will be treated by the Fund as short-term capital gain or loss, unless the option is actually exercised (i.e. does not lapse and is not cancelled pursuant to a closing transaction) after the Fund has met the one-year holding period for the underlying stock; consequently, distributions of such premiums will generally be taxable to the shareholders as ordinary income.

         Call options that are considered "covered" for federal income tax purposes -- that is, covered by shares that the Fund owns -- and other devices used by the Fund may be subject to the loss-deferral and holding period adjustment provisions of the federal income tax straddle rules. In general, such covered call options that are out-of-the-money constitute "qualified covered call options" and are generally excepted from the straddle rules. For qualified covered call options, however, the holding period for the underlying shares is calculated without regard to the time when the options are outstanding. Consequently, gains that would otherwise constitute long-term capital gains may be treated as short-term, and distributions that would otherwise constitute "qualified dividend income" may not satisfy the holding period requirements and therefore may be taxed as ordinary gain.

         The call options that are covered by shares but do not constitute "qualified covered call options" (as defined in section 1092 of the Code), puts purchased for stocks that the Fund owns and other devices employed by the Fund that substantially diminish its risk of loss in offsetting positions in "substantially similar or related property" (also as defined therein) are treated as straddles. The straddle rules require that certain losses be deferred. In addition, the holding period for shares that are considered part of a straddle will generally not begin until after the offsetting position is no longer outstanding. These rules could therefore affect the amount, timing and character of distributions to shareholders.

         Certain of the Fund's hedging activities (including its transactions, if any, in foreign currencies or foreign currency-denominated instruments) are likely to produce a difference between its book income and its taxable income. If the Fund's book income exceeds its taxable income, the distribution (if any) of such excess generally will be treated as described under "--Return of Capital Distributions." If the Fund's book income is less than taxable income, the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment.

         Foreign Currency Transactions. Gains or losses attributable to foreign currency contracts or fluctuations in exchange rates that occur between the time a Fund accrues income or expenses denominated in a foreign currency and the time the Fund actually collects such income or pays such expenses are treated as ordinary income or loss for tax purposes. The portion of any gain or loss on the disposition of a debt security denominated in a foreign currency that is attributable to fluctuations in the value of the foreign currency during the holding period of the debt security will likewise be treated as ordinary income or loss for tax purposes. This may produce a difference between the Fund's book income and its taxable income, possibly accelerating distributions or converting distributions of book income and gains to returns of capital for book purposes

         Foreign Taxation. Income received by the Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes.

         Passive Foreign Investment Companies. Equity investments by the Fund in certain "passive foreign investment companies" ("PFICs") could potentially subject the Fund to a U.S. federal income tax (including interest charges) on distributions received from the company or on proceeds received from the disposition of shares in the company, which tax cannot be eliminated by making distributions to Fund shareholders. However, the Fund may elect to avoid the imposition of that tax. For example, the Fund may elect to treat a PFIC as a "qualified electing fund" (a "QEF election"), in which case the Fund will be required to include its share of the company's income and net capital gains annually, regardless of whether it receives any distribution from the company. The Fund also may make an election to mark the gains (and to a limited extent losses) in such holdings "to the market" as though it had sold and repurchased its holdings in those PFICs on the last day of the Fund's taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may accelerate the recognition of income (without the receipt of cash) and increase the amount required to be distributed by the Fund to avoid taxation. Making either of these elections therefore may require the Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Fund's total return. Dividends paid by PFICs will not be eligible to be treated as "qualified dividend income."

         Shares Purchased Through Tax-Qualified Plans. Special tax rules apply to investments through defined contribution plans and other tax-qualified plans. Shareholders should consult their tax advisers to determine the suitability of shares of the Fund as an investment through such plans and the precise effect of an investment on their particular tax situation.

         Non-U.S. Shareholders. Under current law, dividends (other than capital gain dividends) paid by the Fund to a person who is not a "U.S. person" within the meaning of the Code (a "foreign person") are generally subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate). Under the American Jobs Creation Act of 2004 (the "2004 Act"), effective for taxable years of the Fund beginning after December 31, 2004 and before January 1, 2008, the Fund will no longer be required to withhold any amounts with respect to distributions of net short-term capital gains in excess of net long-term capital losses that the Fund properly designates nor with respect to distributions of U.S. source interest income that would not be subject to U.S. federal income tax if earned directly by a foreign person.

         Under U.S. federal income tax law, a beneficial holder of shares who is a foreign person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of the Fund or on Capital Gain Dividends unless (i) such gain or Capital Gain Dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States or (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or Capital Gain Dividend and certain other conditions are met.

         If you are eligible for the benefits of a tax treaty, any effectively connected income or gain will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by you in the United States.

         The 2004 Act modifies the tax treatment of distributions from a Fund that are attributable to gain from "US real property interests" ("USRPIs"), which the Code defines to include direct holdings of US real property and interests in "US real property holding corporations" such as REITs. Notably, the Code deems any corporation that holds USRPIs with a fair market value equal to 50% or more of the fair market value of the corporation's US and foreign real property assets and other assets used or held for use in a trade or business to be a US real property holding corporation. Under the new law, which is generally effective for dividends with respect to tax years of RICs beginning after December 31, 2004, the distribution of gains from USRPIs will be subject to withholding of US federal income tax at a rate of 35% when made to a foreign shareholder and will give rise to an obligation for that foreign shareholder to file a US tax return. To the extent a distribution to a foreign shareholder is attributable to the gains recognized by a REIT, or until December 31, 2007, a RIC, from its sale or exchange of a USRPI, the Code treats that gain as recognized by the foreign shareholder and not the REIT or RIC. As such, that foreign shareholder's gain triggers withholding obligations for the REIT or RIC and US tax filing obligations for the foreign shareholder. However, a USRPI does not include sales of interests in a REIT or RIC that is less than 50% owned by foreign persons at all times during the testing period. Further, a distribution by a REIT with respect to any class of stock which is regularly traded on an established US securities market shall not be treated as gain recognized from the sale or exchange of a USRPI if the REIT shareholder owned less than 5% of such class of stock at all times during the taxable year.

         A beneficial holder of shares who is a foreign person may be subject to state and local tax and to the U.S. federal estate tax in addition to the federal tax on income referred to above.

         Backup Withholding. The Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any individual shareholder who fails to properly furnish the Fund with a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify to the Fund that he or she is not subject to such withholding. The backup withholding tax rate is 28% for amounts paid through December 31, 2010. The backup withholding tax rate will be 31% for amounts paid after December 31, 2010.

         In order for a foreign investor to qualify for exemption from the backup withholding tax rates under income tax treaties, the foreign investor must comply with special certification and filing requirements. Foreign investors in the Fund should consult their tax advisers in this regard. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability, provided the appropriate information is furnished to the Internal Revenue Service.

         Tax Shelter Reporting Regulations. Under Treasury regulations, if a shareholder recognizes a loss with respect to Fund shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder will likely have to file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

         General. The federal income tax discussion set forth above is for general information only. Prospective investors should consult their tax advisers regarding the specific federal tax consequences of purchasing, holding, and disposing of shares of the Fund, as well as the effects of state, local and foreign tax law and any proposed tax law changes.

                 PERFORMANCE RELATED AND COMPARATIVE INFORMATION

         The Fund may quote certain performance-related information and may compare certain aspects of its portfolio and structure to other substantially similar closed-end funds as categorized by Lipper, Inc. ("Lipper"), Morningstar Inc. or other independent services. Comparison of the Fund to an alternative investment should be made with consideration of differences in features and expected performance. The Fund may obtain data from sources or reporting services, such as Bloomberg Financial ("Bloomberg") and Lipper, that the Fund believes to be generally accurate.

         The Fund, in its advertisements, may refer to pending legislation from time to time and the possible impact of such legislation on investors, investment strategy and related matters. At any time in the future, yields and total return may be higher or lower than past yields and there can be no assurance that any historical results will continue.

         Past performance is not indicative of future results. At the time Common Shareholders sell their shares, they may be worth more or less than their original investment.

         See Appendix A for additional performance related and comparative and other information.

            CUSTODIAN, TRANSFER AGENT AND DIVIDEND DISBURSEMENT AGENT

                                     serves as custodian for assets of the Fund.
 The custodian performs custodial and fund accounting services.

                                     serves as the transfer agent, registrar and
dividend disbursement agent for the Common Shares, as well as agent for the Dividend Reinvestment Plan relating to the Common Shares.

                              INDEPENDENT AUDITORS

                                    serves as independent auditors for the Fund.
provides audit services, tax return preparation and assistance and consultation in connection with review of SEC filings to the Fund.

                                     COUNSEL

         Ropes & Gray LLP, One International Place, Boston, Massachusetts 02110, passes upon certain legal matters in connection with shares offered by the Fund, and also acts as counsel to the Fund.

                             REGISTRATION STATEMENT

         The Fund has filed a Registration Statement on Form N-2, including any amendments thereto (the "Registration Statement"), relating to the shares of the Fund offered hereby, with the SEC, Washington, D.C. The Prospectus and this Statement of Additional Information are parts of but do not contain all of the information included in the Registration Statement, including any exhibits and schedules thereto. For further information with respect to the Fund and the shares offered or to be offered hereby, reference is made to the Fund's Registration Statement. Statements contained in the Prospectus and this Statement of Additional Information as to the contents of any contract or other document referred to are not necessarily complete and in each instance reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference. You may inspect copies of the Registration Statement without charge at the SEC's principal office in Washington, D.C., and you may obtain copies of all or any part thereof from the SEC upon the payment of certain fees prescribed by the SEC.

                         REPORT OF INDEPENDENT AUDITORS

                                 TO BE PROVIDED

                              FINANCIAL STATEMENTS

                                 TO BE PROVIDED.

                                   APPENDIX A

                             PERFORMANCE RELATED AND
                        COMPARATIVE AND OTHER INFORMATION

         The Fund and Analytic may disclose in its statutory prospectus information concerning the performance of Analytic as adviser to clients other than the Fund. Analytic also may provide current or prospective private account clients, in connection with standardized performance information for the Fund, performance information for the Fund gross of fees and expenses for the purpose of assisting such clients in evaluating similar performance information provided by other investment managers or institutions. Comparative information may be compiled or provided by independent ratings services or by news organizations. Any performance information, whether related to the Fund or Analytic, should be considered in light of the Fund's investment objective and policies, characteristics and quality of the Fund, and the market conditions during the time period indicated, and should not be considered to be representative of what may be achieved in the future. Performance information for the Fund may be compared to various unmanaged indexes.

                                   APPENDIX B


                              PROXY VOTING POLICIES

                                 TO BE PROVIDED.

                                   APPENDIX C

                        DESCRIPTION OF SECURITIES RATINGS

         The Fund's investments may range in quality from securities rated in the lowest category to securities rated in the highest category (as rated by Moody's or S&P or, if unrated, determined by Analytic to be of comparable quality). The percentage of a Fund's assets invested in securities in a particular rating category will vary. The following terms are generally used to describe the credit quality of debt securities:

         High Quality Debt Securities are those rated in one of the two highest rating categories (the highest category for commercial paper) or, if unrated, deemed comparable by Analytic.

         Investment Grade Debt Securities are those rated in one of the four highest rating categories or, if unrated, deemed comparable by Analytic.

         Below Investment Grade, High Yield Securities ("Junk Bonds") are those rated lower than Baa by Moody's or BBB by S&P and comparable securities. They are deemed predominantly speculative with respect to the issuer's ability to repay principal and interest.

         Following is a description of Moody's and S&P's rating categories applicable to debt securities.


Moody's Investors Service, Inc.

Corporate and Municipal Bond Ratings

         Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than with Aaa securities.

         A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

         Baa: Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B: Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C: Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Moody's bond ratings, where specified, are applicable to financial contracts, senior bank obligations and insurance company senior policyholder and claims obligations with an original maturity in excess of one year. Obligations relying upon support mechanisms such as letter-of-credit and bonds of indemnity are excluded unless explicitly rated. Obligations of a branch of a bank are considered to be domiciled in the country in which the branch is located.

         Unless noted as an exception, Moody's rating on a bank's ability to repay senior obligations extends only to branches located in countries which carry a Moody's Sovereign Rating for Bank Deposits. Such branch obligations are rated at the lower of the bank's rating or Moody's Sovereign Rating for the Bank Deposits for the country in which the branch is located. When the currency in which an obligation is denominated is not the same as the currency of the country in which the obligation is domiciled, Moody's ratings do not incorporate an opinion as to whether payment of the obligation will be affected by the actions of the government controlling the currency of denomination. In addition, risk associated with bilateral conflicts between an investor's home country and either the issuer's home country or the country where an issuer branch is located are not incorporated into Moody's ratings.

         Moody's makes no representation that rated bank obligations or insurance company obligations are exempt from registration under the U.S. Securities Act of 1933 or issued in conformity with any other applicable law or regulation. Nor does Moody's represent any specific bank or insurance company obligation is legally enforceable or a valid senior obligation of a rated issuer.

         Moody's applies numerical modifiers, 1, 2, and 3, in each generic rating classified from Aa through Caa in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Corporate Short-Term Debt Ratings

         Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

         Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

         PRIME-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

         PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         PRIME-3: Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

         NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.


Standard & Poor's

Issue Credit Rating Definitions

         A Standard & Poor's issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The issue credit rating is not a recommendation to purchase, sell, or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor.

         Issue credit ratings are based on current information furnished by the obligors or obtained by Standard & Poor's from other sources it considers reliable. Standard & Poor's does not perform an audit in connection with any credit rating and may, on occasion, rely on unaudited financial information. Credit ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

         Issue credit ratings can be either long-term or short-term. Short-term ratings are generally assigned to those obligations considered short term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days--including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating. Medium-term notes are assigned long-term ratings.

         Issue credit ratings are based, in varying degrees, on the following considerations: likelihood of payment--capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation; nature of and provisions of the obligation; protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

         The issue rating definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation applies when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.) Accordingly, in the case of junior debt, the rating may not conform exactly with the category definition.


Corporate and Municipal Bond Ratings

Investment Grade

         AAA: An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

         AA: An obligation rated AA differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

         A: An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

         BBB: An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Speculative Grade

         Obligations rated BB, B, CCC, CC, and C are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

         BB: An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

         B: An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

         CCC: An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC:      An obligation rated CC is currently highly vulnerable to nonpayment.

         C: A subordinated debt or preferred stock obligation rated C is CURRENTLY HIGHLY VULNERABLE to nonpayment. The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A C also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

         CI: The rating CI is reserved for income bonds on which no interest is being paid.

         D: An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

         Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         Provisional ratings: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

         r: This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk--such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

         The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

         N.R.: This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular obligation as a matter of policy.

         Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.


Commercial Paper Rating Definitions

         A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from A for the highest quality obligations to D for the lowest. These categories are as follows:

         A-1: A short-term obligation rated A-1 is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

         A-2: A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

         A-3: A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

         B: A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

         C: A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

         D: A short-term obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

         A commercial paper rating is not a recommendation to purchase, sell or hold a security inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished to Standard & Poor's by the issuer or obtained from other sources it considers reliable. Standard & Poor's does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information.

                           PART C - OTHER INFORMATION

Item 24:   Financial Statements and Exhibits

         1.  Financial Statements:

         Registrant has not conducted any business as of the date of this filing, other than in connection with its organization. Financial statements indicating that the Registrant has met the net worth requirements of Section 14(a) of the 1940 Act will be filed as part of the Statement of Additional Information.

         2.  Exhibits:

a.       Agreement and Declaration of Trust dated December 3, 2004, filed herewith.

b.       By-Laws of Registrant dated December 3, 2004, filed herewith.

c.       None.

d.1      Article III (Shares) and Article V (Shareholders' Voting Powers and
         Meetings) of the Agreement and Declaration of Trust, filed herewith as part of Exhibit a.

d.2      Article 10 (Shareholders' Voting Powers and Meetings) of the By-Laws of Registrant, filed herewith as part of Exhibit b.

d.3      Form of Share Certificate of the Common Shares.*

e.       Terms and Conditions of Dividend Reinvestment Plan.*

f.       None.

g.       Form of Investment Advisory Agreement between Registrant and Analytic Investors, Inc. dated _____,
         2005.*

h.1      Form of Underwriting Agreement.*

h.2      Form of Master Selected Dealer Agreement.*

h.3      Form of Master Agreement among Underwriters.*

h.4      Form of Additional Compensation Agreement.*

i.       None.

j.       Form of Custodian Agreement between Registrant and _____________________ dated _____, 2005.*


k.1      Form of Transfer Agency and Service Agreement between Registrant and _____________________  dated _____,
         2005.*

k.2      Form of Administration Agreement between Registrant and Old Mutual Fund Services dated ______, 2005.*

k.3      Form of Shareholder Servicing Agreement between ______________and _______________, dated ______, 2005.*

l.       Opinion and consent of Ropes & Gray LLP.*

m.       None.

n.       Consent of Registrant's Independent Accountants.*

o.       None.

p.       Subscription Agreement of ____________ dated _____, 2005.*

q.       None.

r.1      Code of Ethics of Registrant and dated __________.*

r.2      Code of Ethics of Analytic Investors, Inc. dated __________.*

s.       Power of Attorney for each Trustee and Officer.*

--------------------------------------

         * To be filed by amendment.

Item 25  :  Marketing Arrangements

         To be filed by amendment.

Item 26  :  Other Expenses of Issuance and Distribution

                  Securities and Exchange Commission fees     $       *
                  National Association of Securities Dealers,         *
                  Inc. fees
                  Printing and engraving expenses                     *
                  Legal fees                                                   *
                  New York Stock Exchange listing fees                *
                  Accounting expenses                                          *
                  Transfer Agent fees                                          *
                  Marketing fees                                      *
                  Miscellaneous expenses                              *
                                                                      ---------
                           Total                                               *

         * To be completed by amendment. Expenses may be reduced pursuant to an expected contractual arrangement of to pay (i) all of the Fund's organizational expenses and (ii) the amount by which the Fund's offering costs (other than the sales load) exceed $0.03 per share.

Item 27  :  Persons Controlled by or under Common Control with Registrant

         Not applicable.

Item 28  :  Number of Holders of Securities

         At December      , 2004

                  Title of Class                     Number of Record Holders
                  --------------                     ------------------------
         Common Shares, par value $0.00001                       0

Item 29  :  Indemnification

         Reference is made to Article VIII, Sections 1 through 4, of the Registrant's Agreement and Declaration of Trust, which is incorporated by reference herein.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Act"), may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Trust's Agreement and Declaration of Trust, its By-Laws or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30  :  Business and Other Connections of Investment Adviser

Descriptions of the business of Analytic Investors, Inc., the Registrant's investment manager are set forth under the caption "Investment Adviser" under "Management of the Fund" in the Prospectus and under the caption "Investment Adviser" in the Statement of Additional Information, both of which form parts of this Registration Statement. The following sets forth business and other connections of each director and executive officer (and persons performing similar functions) of Analytic Investors, Inc.

                            ANALYTIC INVESTORS, INC.
                       500 SOUTH GRAND AVENUE, 23RD FLOOR
                              LOS ANGELES, CA 90071

Name                     Position with Adviser             Other Connections
------------------------ --------------------------------- -----------------------------------------------------------
Dr. Roger Glen Clarke    Chairman President                (September 1997 - present), Ensign Peak Advisors; Director
                                                           (January 2000 to present), Bonneville Holding Corporation;
                                                           Director (September 1996 - present), Deseret Trust
                                                           Company.
------------------------ --------------------------------- -----------------------------------------------------------
------------------------ --------------------------------- -----------------------------------------------------------
Harinda de Silva         Director and President            Director (January 1999 - present), Analytic US Market
                                                           Neutral, Ltd.; Director (November 2000 - Present),
                                                           Analytic US Market Offshore Master, Ltd.; Director (May
                                                           2002 - present), Analytic US Market Neutral Offshore II,
                                                           Ltd.; Director (May 2002 - present), Analytic US Market
                                                           Neutral Offshore Master II, Ltd.
------------------------ --------------------------------- -----------------------------------------------------------
------------------------ --------------------------------- -----------------------------------------------------------
Marie Nastasi Arlt       Director, Treasurer, Vice         Director (November 2001 - present), Analytic US Market
                         President, Chief Operating        Neutral Offshore, Ltd.; Director (May 2002 - present),
                         Officer and Corporate              Analytic US Market Neutral Offshore II, Ltd.
                         Secretary
------------------------ --------------------------------- -----------------------------------------------------------
------------------------ --------------------------------- -----------------------------------------------------------
Scott F. Powers          Director                          Chief Executive Officer (September 2001 - present), Old
                                                           Mutual US Holdings, Inc.; Chief Executive Officer
                                                           (September 2001 - present), Old Mutual Asset Managers
                                                           (US) LLC, 200 Clarendon Street, 53rd Floor, Boston, MA
                                                           02116; Executive Vice President of Sales and Marketing
                                                           and Product Development at Mellon Institutional Asset
                                                           Management, Chief Operating Officer and head of marketing
                                                           and client service for The Boston Company Asset
                                                           Management (1989-1999); Financial Advisor for Dean Witter
                                                           (1985-1989); Director, Acadian Asset Management, Inc.,
                                                           Analytic Investors, Inc., Barrow Hanley, Mewhinney &
                                                           Strauss, Inc., Clay Finlay, Inc., Dwight Asset Management
                                                           Company, eSecLending LLC, Integra Capital Financial
                                                           Corporation, Integra Capital Management Corporation,
                                                           Integra Capital Quebec Corporation, Old Mutual Asset
                                                           Managers (US) LLC, Old Mutual Asset Management Charitable
                                                           Foundation, Inc., Old Mutual (US) Holdings Inc., Pilgrim
                                                           Baxter & Associates, Ltd., Provident Investment Counsel,
                                                           Inc., Rogge Global Partners plc, Thompson, Siegel &
                                                           Walmsley, Inc., United Investments Co., Ltd. and UAM
                                                           (Japan) Inc.

Item 31  :  Location of Accounts and Records

         The account books and other documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained at the offices of ____________________ and/or __________________.

Item 32  :  Management Services

         Not applicable.

Item 33  :  Undertakings

         1. Registrant undertakes to suspend the offering of its Common Shares until it amends the prospectus filed herewith if (1) subsequent to the effective date of its registration statement, the net asset value declines more than 10 percent from its net asset value as of the effective date of the registration statement or (2) the net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

         2.  Not applicable.

         3.  Not applicable.

         4.  Not applicable.

         5.  The Registrant undertakes that:

                  a. For purposes of determining any liability under the Securities Act of 1933, the information omitted from the form of prospectus filed as part of this registration statement in reliance upon Rule 430A and contained in the form of prospectus filed by the Registrant under Rule 497(h) under the Securities Act of 1933 shall be deemed to be part of this registration statement as of the time it was declared effective; and

                  b. For the purpose of determining any liability under the Securities Act of 1933, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering thereof.

         6. The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, any Statement of Additional Information.

                                     NOTICE

         A copy of the Agreement and Declaration of Analytic Covered Call Plus Fund (the "Fund"), together with all amendments thereto, is on file with the Secretary of the Commonwealth of Massachusetts, and notice is hereby given that this instrument is executed on behalf of the Trust by any officer or trustee of the Fund as an officer and not individually and that the obligations of or arising out of this instrument are not binding upon any of the Trustees of the Fund or shareholders of the Trust individually, but are binding only upon the assets and property of the Fund.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and the State of Massachusetts on the 10th day of December, 2004.

                               Analytic Covered Call Plus Fund


                               By: /s/ Matthew J. Appelstein
                                  --------------------------
                                  Matthew J. Appelstein
                                  President and Chief Executive Officer



         Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

Name                                     Capacity                               Date
-------------------------------------------------------------------------------------------------------------
                                         President and                          December 10, 2004
_/s/ Matthew J. Appelstein               Chief Executive Officer
 -------------------------
Matthew J. Appelstein

                                         Trustee, Treasurer and Principal       December 10, 2004
_/s/ W. Eric Wimer                       Financial and Accounting Officer
 -----------------
W. Eric Wimer

                                                      INDEX TO EXHIBITS

Exhibit                             Exhibit Name

     a.                             Agreement and Declaration of Trust dated December 3, 2004.

     b.                             Bylaws of Registrant dated December 3, 2004.